UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs MarketBeta® Total International Equity ETF

NYSE Arca, Inc.: GXUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Industrials	14.5%
Information Technology	13.1%
Consumer Discretionary	11.3%
Health Care	8.6%
Consumer Staples	6.6%
Materials	6.2%
Communication Services	5.9%
Energy	4.8%
Other	5.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$458,911,154
  # of Portfolio Holdings2,804
  Portfolio Turnover Rate1%
  Total Net Advisory Fees Paid$398,111

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Total International Equity ETF

38150W206-SAR-0225  GXUS

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

NYSE Arca, Inc.: GUSA

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.3%
Financials	14.2%
Consumer Discretionary	11.0%
Health Care	10.7%
Communication Services	9.3%
Industrials	9.1%
Consumer Staples	5.7%
Energy	3.4%
Real Estate	2.4%
Other	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,860,034,694
  # of Portfolio Holdings1,011
  Portfolio Turnover Rate1%
  Total Net Advisory Fees Paid$922,587

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

38150W107-SAR-0225  GUSA

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs MarketBeta® ETFs II Goldman Sachs MarketBeta® Total International Equity ETF (GXUS) Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (GUSA)

Goldman Sachs MarketBeta® ETFs II

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Argentina – 0.0%
1,260	Vista Energy SAB de CV ADR (Energy)*	$63,983

Australia – 4.5%
9,968	AGL Energy Ltd. (Utilities)	64,837
3,957	Ampol Ltd. (Energy)	65,232
48,639	ANZ Group Holdings Ltd. (Financials)	901,033
21,312	APA Group (Utilities)	97,806
9,277	Aristocrat Leisure Ltd. (Consumer Discretionary)	415,938
3,186	ASX Ltd. (Financials)	132,702
17,262	Atlas Arteria Ltd. (Industrials)	54,316
30,508	Aurizon Holdings Ltd. (Industrials)	61,657
81,302	BHP Group Ltd. (Materials)	1,973,771
7,543	BlueScope Steel Ltd. (Materials)	113,794
23,061	Brambles Ltd. (Industrials)	299,716
5,598	CAR Group Ltd. (Communication Services)	129,149
7,727	Charter Hall Group REIT (Real Estate)	82,262
1,087	Cochlear Ltd. (Health Care)	174,977
21,524	Coles Group Ltd. (Consumer Staples)	267,426
27,300	Commonwealth Bank of Australia (Financials)	2,660,898
8,742	Computershare Ltd. (Industrials)	223,265
17,632	Dexus REIT (Real Estate)	80,260
2,596	EBOS Group Ltd. (Health Care)	57,387
22,420	Endeavour Group Ltd. (Consumer Staples)(a)	58,138
29,649	Evolution Mining Ltd. (Materials)	112,283
26,208	Fortescue Ltd. (Materials)	269,071
150,194	Glencore PLC (Materials)*	603,567
30,580	Goodman Group REIT (Real Estate)	595,397
31,795	GPT Group (The) REIT (Real Estate)	91,148
38,661	Insurance Australia Group Ltd. (Financials)	189,927
1,770	JB Hi-Fi Ltd. (Consumer Discretionary)	101,317
36,975	Lottery Corp. Ltd. (The) (Consumer Discretionary)	109,216
15,378	Lynas Rare Earths Ltd. (Materials)*	64,932
5,841	Macquarie Group Ltd. (Financials)	823,026
45,736	Medibank Pvt Ltd. (Financials)	123,718
2,789	Mineral Resources Ltd. (Materials)	39,387
65,367	Mirvac Group REIT (Real Estate)	84,142

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
50,169	National Australia Bank Ltd. (Financials)	$1,101,275
9,944	NEXTDC Ltd. (Information Technology)*	82,490
18,678	Northern Star Resources Ltd. (Materials)	199,312
7,535	Orica Ltd. (Materials)	77,126
28,381	Origin Energy Ltd. (Utilities)	193,077
45,589	Pilbara Minerals Ltd. (Materials)*	53,864
811	Pro Medicus Ltd. (Health Care)	127,719
25,617	Qantas Airways Ltd. (Industrials)*	151,653
24,762	QBE Insurance Group Ltd. (Financials)	331,524
3,008	Ramsay Health Care Ltd. (Health Care)	64,346
786	REA Group Ltd. (Communication Services)	116,406
4,895	Reece Ltd. (Industrials)	52,508
6,057	Rio Tinto Ltd. (Materials)	427,013
17,474	Rio Tinto PLC (Materials)	1,054,795
53,904	Santos Ltd. (Energy)	219,222
86,163	Scentre Group REIT (Real Estate)	180,566
5,688	SEEK Ltd. (Communication Services)	84,819
3,284	SGH Ltd. (Industrials)	105,416
7,475	Sonic Healthcare Ltd. (Health Care)	127,597
75,086	South32 Ltd. (Materials)	164,357
39,633	Stockland REIT (Real Estate)	125,447
17,859	Suncorp Group Ltd. (Financials)	223,334
4,746	Technology One Ltd. (Information Technology)	86,975
188,595	Telstra Group Ltd. (Communication Services)	485,530
6,510	TPG Telecom Ltd. (Communication Services)	18,743
51,113	Transurban Group (Industrials)	417,968
13,225	Treasury Wine Estates Ltd. (Consumer Staples)	89,888
63,774	Vicinity Ltd. REIT (Real Estate)	86,454
3,847	Washington H Soul Pattinson & Co. Ltd. (Financials)	81,600
18,364	Wesfarmers Ltd. (Consumer Discretionary)	846,882
56,158	Westpac Banking Corp. (Financials)	1,110,864
13,610	Whitehaven Coal Ltd. (Energy)	47,649
2,844	WiseTech Global Ltd. (Information Technology)	158,285
31,001	Woodside Energy Group Ltd. (Energy)	477,516
20,073	Woolworths Group Ltd. (Consumer Staples)	374,597
6,179	Worley Ltd. (Industrials)	58,482

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
4,546	Yancoal Australia Ltd. (Energy)(a)	$17,188

		20,744,182

Austria – 0.2%
1,183	ANDRITZ AG (Industrials)	69,759
1,296	BAWAG Group AG (Financials)*(b)	130,875
566	CA Immobilien Anlagen AG (Real Estate)	13,727
4,951	Erste Group Bank AG (Financials)	332,834
553	EVN AG (Utilities)*	13,458
530	IMMOFINANZ AG (Real Estate)*(a)	9,007
7,333	Mondi PLC (Materials)	113,340
2,349	OMV AG (Energy)	103,631
2,472	Raiffeisen Bank International AG (Financials)	66,329
537	Verbund AG (Utilities)	40,657
549	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	20,640
1,857	voestalpine AG (Materials)	42,720
1,776	Wienerberger AG (Materials)	58,440

		1,015,417

Belgium – 0.5%
367	Ackermans & van Haaren NV (Industrials)	74,733
2,519	Ageas SA/NV (Financials)	137,931
15,370	Anheuser-Busch InBev SA/NV (Consumer Staples)	921,364
1,898	Azelis Group NV (Industrials)	36,044
624	Colruyt Group NV (Consumer Staples)	24,128
346	D’ieteren Group (Consumer Discretionary)	57,539
465	Elia Group SA/NV (Utilities)	30,781
315	Financiere de Tubize SA (Health Care)	46,913
1,364	Groupe Bruxelles Lambert NV (Financials)	97,455
4,152	KBC Group NV (Financials)	360,905
7	Lotus Bakeries NV (Consumer
	Staples)	63,263
248	Sofina SA (Financials)	61,230
1,160	Solvay SA (Materials)	37,990
1,160	Syensqo SA (Materials)	84,834
1,996	UCB SA (Health Care)	376,869
2,702	Warehouses De Pauw CVA REIT (Real Estate)	58,899

		2,470,878

Brazil – 1.1%
73,240	Ambev SA (Consumer Staples)	152,508
87,609	B3 SA – Brasil Bolsa Balcao (Financials)	155,258
24,214	Banco Bradesco SA (Financials)	42,746

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
24,804	Banco BTG Pactual SA (Financials)	$133,477
28,568	Banco do Brasil SA (Financials)	132,946
6,207	Banco Santander Brasil SA
	(Financials)	26,643
11,159	BB Seguridade Participacoes SA (Financials)	71,953
12,300	BRF SA (Consumer Staples)	37,580
8,598	Caixa Seguridade Participacoes SA (Financials)	22,270
16,590	CCR SA (Industrials)	33,075
19,276	Centrais Eletricas Brasileiras SA (Utilities)	125,540
7,549	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	122,178
12,415	Cia Paranaense de Energia (Utilities)	18,849
19,409	Cosan SA (Energy)	23,449
3,119	CPFL Energia SA (Utilities)	18,644
7,459	CSN Mineracao SA (Materials)	6,482
11,400	Embraer SA (Industrials)*	135,436
4,929	Energisa SA (Utilities)	31,967
9,973	Eneva SA (Utilities)*	20,019
2,905	Engie Brasil Energia SA (Utilities)	18,400
18,059	Equatorial Energia SA (Utilities)	92,503
77,908	Hapvida Participacoes e Investimentos SA (Health Care)*(b)	28,012
7,481	Itau Unibanco Holding SA (Financials)	36,407
15,258	Klabin SA (Materials)	51,402
14,182	Localiza Rent a Car SA (Industrials)	67,907
17,425	Lojas Renner SA (Consumer Discretionary)	33,642
13,939	Natura & Co. Holding SA (Consumer Staples)	30,712
3,069	Neoenergia SA (Utilities)	10,172
51,883	NU Holdings Ltd., Class A (Financials)*	557,742
3,308	Pagseguro Digital Ltd., Class A (Financials)*	24,347
60,509	Petroleo Brasileiro SA (Energy)	402,637
2,807	Porto Seguro SA (Financials)	18,186
13,354	PRIO SA (Energy)*	86,857
20,901	Raia Drogasil SA (Consumer Staples)	61,900
16,372	Rede D’Or Sao Luiz SA (Health Care)(b)	75,855
20,244	Rumo SA (Industrials)	58,402
3,981	StoneCo Ltd., Class A (Financials)*	36,824
11,514	Suzano SA (Materials)	110,480
6,744	Telefonica Brasil SA (Communication Services)	55,552

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
13,274	TIM SA (Communication Services)	$36,575
8,628	TOTVS SA (Information Technology)	51,399
12,021	Ultrapar Participacoes SA (Energy)	34,065
64,100	Vale SA (Materials)	602,388
18,525	Vibra Energia SA (Consumer Discretionary)	53,727
24,648	WEG SA (Industrials)	203,366
7,409	Wheaton Precious Metals Corp. (Materials)	513,752
6,445	XP, Inc., Class A (Financials)	91,197
2,554	Yara International ASA (Materials)	72,621

		4,828,049

Canada – 7.5%
8,069	Agnico Eagle Mines Ltd. (Materials)	780,658
5,948	Air Canada (Industrials)*	69,160
11,666	Alimentation Couche-Tard, Inc. (Consumer Staples)	582,510
4,641	AltaGas Ltd. (Utilities)	114,209
9,646	ARC Resources Ltd. (Energy)	178,919
11,909	Bank of Montreal (Financials)	1,229,796
20,081	Bank of Nova Scotia (The) (Financials)	1,001,157
28,397	Barrick Gold Corp. (Materials)	505,826
15,150	BCE, Inc. (Communication Services)(a)	351,472
6,061	Brookfield Asset Management Ltd., Class A (Financials)	343,957
22,179	Brookfield Corp. (Financials)	1,288,970
5,280	CAE, Inc. (Industrials)*	128,688
7,170	Cameco Corp. (Energy)	317,052
2,774	Canadian Apartment Properties REIT (Real Estate)	77,662
15,245	Canadian Imperial Bank of Commerce (Financials)	927,791
9,134	Canadian National Railway Co. (Industrials)	930,044
33,711	Canadian Natural Resources Ltd. (Energy)	955,950
15,290	Canadian Pacific Kansas City Ltd. (Industrials)	1,196,092
885	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	87,686
2,048	Canadian Utilities Ltd., Class A (Utilities)	49,531
2,400	CCL Industries, Inc., Class B (Materials)	123,669
1,878	Celestica, Inc. (Information Technology)*	201,404
21,099	Cenovus Energy, Inc. (Energy)	293,076
3,315	CGI, Inc. (Information Technology)	345,112

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
4,590	Choice Properties Real Estate Investment Trust REIT (Real Estate)	$43,652
326	Constellation Software, Inc. (Information Technology)	1,128,564
4,497	Dollarama, Inc. (Consumer Discretionary)	470,850
4,509	Emera, Inc. (Utilities)	181,105
2,183	Empire Co. Ltd. (Consumer Staples)	68,238
35,696	Enbridge, Inc. (Energy)	1,531,616
366	Fairfax Financial Holdings Ltd. (Financials)	528,472
643	FirstService Corp. (Real Estate)	113,848
8,040	Fortis, Inc. (Utilities)	354,071
3,163	Franco-Nevada Corp. (Materials)	453,432
873	George Weston Ltd. (Consumer Staples)	140,245
2,321	Gildan Activewear, Inc. (Consumer Discretionary)	125,914
4,544	Great-West Lifeco, Inc. (Financials)	169,515
5,248	Hydro One Ltd. (Utilities)(b)	168,819
1,570	iA Financial Corp., Inc. (Financials)	147,905
1,487	IGM Financial, Inc. (Financials)	47,060
2,763	Imperial Oil Ltd. (Energy)	188,138
2,904	Intact Financial Corp. (Financials)	574,631
3,793	Keyera Corp. (Energy)	111,719
20,191	Kinross Gold Corp. (Materials)	217,251
2,239	Loblaw Cos. Ltd. (Consumer Staples)	294,425
4,410	Magna International, Inc. (Consumer Discretionary)(a)	161,302
28,626	Manulife Financial Corp. (Financials)(a)	895,413
3,650	Metro, Inc. (Consumer Staples)	242,531
5,584	National Bank of Canada (Financials)	466,745
8,066	Nutrien Ltd. (Materials)	424,535
967	Onex Corp. (Financials)	71,739
4,426	Open Text Corp. (Information Technology)	114,786
6,035	Pan American Silver Corp. (Materials)	144,324
9,592	Pembina Pipeline Corp. (Energy)	374,478
8,441	Power Corp. of Canada (Financials)	287,705
2,544	Quebecor, Inc., Class B (Communication Services)	58,366
3,011	RB Global, Inc. (Industrials)	309,304
4,663	Restaurant Brands International, Inc. (Consumer Discretionary)	305,504

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
6,158	Rogers Communications, Inc., Class B (Communication Services)	$171,760
23,113	Royal Bank of Canada (Financials)	2,743,300
4,056	Saputo, Inc. (Consumer Staples)	71,769
19,089	Shopify, Inc., Class A (Information Technology)*	2,147,223
1,882	Stantec, Inc. (Industrials)	161,032
9,461	Sun Life Financial, Inc. (Financials)(a)	528,432
20,553	Suncor Energy, Inc. (Energy)	789,847
16,943	TC Energy Corp. (Energy)	761,556
7,610	Teck Resources Ltd., Class B (Materials)	307,559
23,855	TELUS Corp. (Communication Services)	370,770
1,236	TFI International, Inc. (Industrials)	112,570
2,295	Thomson Reuters Corp. (Industrials)	412,034
28,598	Toronto-Dominion Bank (The) (Financials)	1,719,989
5,692	Tourmaline Oil Corp. (Energy)	263,747
909	West Fraser Timber Co. Ltd. (Materials)	72,541
2,061	WSP Global, Inc. (Industrials)	369,179

		33,999,901

Chile – 0.2%
5,440	Antofagasta PLC (Materials)	118,741
727,109	Banco de Chile (Financials)	94,552
1,473	Banco de Credito e Inversiones SA (Financials)	49,928
1,027,617	Banco Santander Chile (Financials)	55,892
21,127	Cencosud SA (Consumer Staples)	55,919
235,561	Cia Sud Americana de Vapores SA (Industrials)	13,677
19,320	Empresas CMPC SA (Materials)	32,844
6,905	Empresas Copec SA (Consumer Discretionary)	48,905
316,033	Enel Americas SA (Utilities)	28,814
403,063	Enel Chile SA (Utilities)	26,755
19,601	Falabella SA (Consumer Discretionary)	77,102
3,606,330	Latam Airlines Group SA (Industrials)	58,101
10,880	Lundin Mining Corp. (Materials)	87,535

		748,765

China – 9.2%
6,551	360 Security Technology, Inc., Class A (Information Technology)	9,971

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,084	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	$4,312
11,580	AAC Technologies Holdings, Inc. (Information Technology)	66,712
695	Accelink Technologies Co. Ltd., Class A (Information Technology)	5,204
230	ACM Research Shanghai, Inc., Class A (Information Technology)	3,368
571	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	15,994
1,191	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	3,072
2,481	AECC Aviation Power Co. Ltd., Class A (Industrials)	11,948
78,726	Agricultural Bank of China Ltd., Class A (Financials)	55,380
504,041	Agricultural Bank of China Ltd., Class H (Financials)	300,098
9,330	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	17,783
595	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	3,246
7,047	Air China Ltd., Class A (Industrials)*	6,996
26,591	Air China Ltd., Class H (Industrials)*	16,960
2,825	Airtac International Group (Industrials)	83,512
1,687	Aisino Corp., Class A (Information Technology)	2,175
10,009	Akeso, Inc. (Health Care)*(a)(b)	93,893
262,128	Alibaba Group Holding Ltd. (Consumer Discretionary)	4,297,733
83,650	Alibaba Health Information Technology Ltd. (Consumer Staples)*	53,891
12,308	Aluminum Corp. of China Ltd., Class A (Materials)	12,067
62,560	Aluminum Corp. of China Ltd., Class H (Materials)	36,443
384	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	4,455
5,955	Angang Steel Co. Ltd., Class A (Materials)*	2,033
22,012	Angang Steel Co. Ltd., Class H (Materials)*	4,840
794	Angel Yeast Co. Ltd., Class A (Consumer Staples)	3,913
3,672	Anhui Conch Cement Co. Ltd., Class A (Materials)	11,712

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
19,657	Anhui Conch Cement Co. Ltd., Class H (Materials)	$53,715
1,390	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	31,993
1,985	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)	9,200
595	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	2,931
595	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	4,602
298	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	3,261
387	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	5,921
21,274	ANTA Sports Products Ltd. (Consumer Discretionary)	238,825
1,092	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	2,534
893	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	2,919
389	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	5,830
298	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	3,336
430	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(b)	3,041
1,027	Atour Lifestyle Holdings Ltd. ADR (Consumer Discretionary)	31,539
496	Autobio Diagnostics Co. Ltd., Class A (Health Care)	2,742
1,113	Autohome, Inc. ADR (Communication Services)	31,988
1,787	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	9,812
8,238	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	3,852
36,575	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	18,155
595	AVICOPTER PLC, Class A (Industrials)	2,952
5,161	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	5,584
36,500	Baidu, Inc., Class A (Communication Services)*	391,918
5,558	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	2,065

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
19,752	Bank of Beijing Co. Ltd., Class A (Financials)	$15,818
3,672	Bank of Changsha Co. Ltd., Class A (Financials)	4,315
3,474	Bank of Chengdu Co. Ltd., Class A (Financials)	7,646
41,389	Bank of China Ltd., Class A (Financials)	30,648
1,366,442	Bank of China Ltd., Class H (Financials)	774,900
1,390	Bank of Chongqing Co. Ltd., Class A (Financials)	1,654
39,106	Bank of Communications Co. Ltd., Class A (Financials)	38,663
120,826	Bank of Communications Co. Ltd., Class H (Financials)	102,546
3,375	Bank of Guiyang Co. Ltd., Class A (Financials)	2,656
5,459	Bank of Hangzhou Co. Ltd., Class A (Financials)	10,787
15,881	Bank of Jiangsu Co. Ltd., Class A (Financials)	19,882
9,628	Bank of Nanjing Co. Ltd., Class A (Financials)	13,335
6,551	Bank of Ningbo Co. Ltd., Class A (Financials)	21,811
13,201	Bank of Shanghai Co. Ltd., Class A (Financials)	16,944
3,375	Bank of Suzhou Co. Ltd., Class A (Financials)	3,457
6,551	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	1,761
21,042	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	20,429
7,841	BBMG Corp., Class A (Materials)	1,817
10,984	BeiGene Ltd. (Health Care)*	235,457
198	BeiGene Ltd., Class A (Health Care)*	6,473
6,849	Beijing Capital Eco- Environment Protection Group Co. Ltd., Class A (Utilities)	2,827
397	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	4,939
3,871	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,171
496	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	3,060
595	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	2,219
2,680	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	8,787

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
7,873	Beijing Enterprises Holdings Ltd. (Utilities)	$27,133
61,408	Beijing Enterprises Water Group Ltd. (Utilities)	17,925
198	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	3,842
4,367	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	2,000
426	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	20,223
1,588	Beijing New Building Materials PLC, Class A (Industrials)	6,274
2,382	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	4,217
3,375	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	2,212
277	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	9,078
1,787	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,867
3,375	Beijing Shougang Co. Ltd., Class A (Materials)	1,583
1,787	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	4,859
1,290	Beijing Tongrentang Co. Ltd., Class A (Health Care)	6,386
1,787	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	3,306
695	Beijing United Information Technology Co. Ltd., Class A (Industrials)	2,582
695	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	6,393
2,581	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	4,162
40,794	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	30,599
7,444	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	2,389
556	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	4,384
397	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	2,891
397	BGI Genomics Co. Ltd., Class A (Health Care)	3,209

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,684	Bilibili, Inc., Class Z (Communication Services)*	$94,144
429	Bloomage Biotechnology Corp. Ltd., Class A (Consumer Staples)	2,854
2,283	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)	2,708
1,092	Bluestar Adisseo Co., Class A (Materials)	1,548
3,459	BOC Aviation Ltd. (Industrials)(b)	26,666
59,623	BOC Hong Kong Holdings Ltd. (Financials)	209,694
2,581	BOC International China Co. Ltd., Class A (Financials)	3,752
37,320	BOE Technology Group Co. Ltd., Class A (Information Technology)	22,057
48,387	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	25,822
993	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)	1,796
28,122	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	30,124
1,787	BYD Co. Ltd., Class A (Consumer Discretionary)	88,662
17,080	BYD Co. Ltd., Class H (Consumer Discretionary)	816,168
12,489	BYD Electronic International Co. Ltd. (Information Technology)	80,460
1,588	By-health Co. Ltd., Class A (Consumer Staples)	2,526
8,409	C&D International Investment Group Ltd. (Real Estate)	16,696
2,481	Caida Securities Co. Ltd., Class A (Financials)	2,286
4,268	Caitong Securities Co. Ltd., Class A (Financials)	4,635
372	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	37,515
794	Canmax Technologies Co. Ltd., Class A (Materials)	2,566
542	Cathay Biotech, Inc., Class A (Materials)	3,526
3,672	CECEP Solar Energy Co. Ltd., Class A (Utilities)	2,226
5,955	CECEP Wind-Power Corp., Class A (Utilities)	2,409
794	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	1,851

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
14,293	CGN Power Co. Ltd., Class A (Utilities)	$7,095
176,015	CGN Power Co. Ltd., Class H (Utilities)(b)	54,775
397	Changchun High-Tech Industry Group Co. Ltd., Class A (Health Care)	5,171
5,062	Changjiang Securities Co. Ltd., Class A (Financials)	4,463
298	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	5,272
1,787	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	9,532
794	Chengxin Lithium Group Co. Ltd., Class A (Materials)	1,452
1,489	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)	3,720
893	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	2,247
2,382	China Baoan Group Co. Ltd., Class A (Industrials)	2,793
139,603	China Cinda Asset Management Co. Ltd., Class H (Financials)	20,645
4,863	China CITIC Bank Corp. Ltd., Class A (Financials)	4,601
146,151	China CITIC Bank Corp. Ltd., Class H (Financials)	107,501
206,000	China CITIC Financial Asset Management Co., Ltd., Class H (Financials)*(b)	19,603
3,573	China Coal Energy Co. Ltd., Class A (Energy)	4,958
34,794	China Coal Energy Co. Ltd., Class H (Energy)	35,928
37,056	China Communications Services Corp. Ltd., Class H (Industrials)	22,730
8,933	China Construction Bank Corp., Class A (Financials)	10,424
1,538,723	China Construction Bank Corp., Class H (Financials)	1,303,952
4,169	China CSSC Holdings Ltd., Class A (Industrials)	17,642
9,826	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	5,161
31,705	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	10,804
30,372	China Energy Engineering Corp. Ltd., Class A (Industrials)	9,579
95,353	China Energy Engineering Corp. Ltd., Class H (Industrials)	11,894
3,275	China Enterprise Co. Ltd., Class A (Real Estate)	1,253

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
43,374	China Everbright Bank Co. Ltd., Class A (Financials)	$22,363
121,294	China Everbright Bank Co. Ltd., Class H (Financials)	48,976
54,601	China Everbright Environment Group Ltd. (Industrials)	23,100
55,270	China Feihe Ltd. (Consumer Staples)(b)	39,943
1,687	China Film Co. Ltd., Class A (Communication Services)	2,466
6,352	China First Heavy Industries Co. Ltd., Class A (Industrials)*	2,360
4,169	China Galaxy Securities Co. Ltd., Class A (Financials)	9,524
57,251	China Galaxy Securities Co. Ltd., Class H (Financials)	57,792
44,802	China Gas Holdings Ltd. (Utilities)	38,888
3,573	China Great Wall Securities Co. Ltd., Class A (Financials)	3,978
2,978	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)*	6,611
1,290	China Green Electricity Investment of Tianjin Co. Ltd., Class A (Real Estate)	1,466
39,548	China Hongqiao Group Ltd. (Materials)	63,061
1,489	China International Capital Corp. Ltd., Class A (Financials)	7,201
24,670	China International Capital Corp. Ltd., Class H (Financials)(b)	46,697
2,084	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,326
3,672	China Jushi Co. Ltd., Class A (Materials)	5,730
1,985	China Life Insurance Co. Ltd., Class A (Financials)	10,591
123,641	China Life Insurance Co. Ltd., Class H (Financials)	237,536
6,157	China Literature Ltd. (Communication Services)*(b)	19,952
55,497	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	42,676
20,554	China Medical System Holdings Ltd. (Health Care)	21,700
49,402	China Mengniu Dairy Co. Ltd. (Consumer Staples)	112,697
20,546	China Merchants Bank Co. Ltd., Class A (Financials)	118,471
62,879	China Merchants Bank Co. Ltd., Class H (Financials)	367,903
7,543	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	6,516

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,283	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	$4,317
20,619	China Merchants Port Holdings Co. Ltd. (Industrials)	33,726
6,849	China Merchants Securities Co. Ltd., Class A (Financials)	16,999
7,075	China Merchants Securities Co. Ltd., Class H (Financials)(b)	13,283
7,146	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	9,623
33,151	China Minsheng Banking Corp. Ltd., Class A (Financials)	18,729
114,834	China Minsheng Banking Corp. Ltd., Class H (Financials)	54,637
70,712	China National Building Material Co. Ltd., Class H (Materials)	35,281
5,657	China National Chemical Engineering Co. Ltd., Class A (Industrials)	5,539
695	China National Medicines Corp. Ltd., Class A (Health Care)	2,839
17,667	China National Nuclear Power Co. Ltd., Class A (Utilities)	23,209
794	China National Software & Service Co. Ltd., Class A (Information Technology)*	5,064
22,000	China Nonferrous Mining Corp. Ltd. (Materials)	13,438
3,375	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	10,353
1,290	China Oilfield Services Ltd., Class A (Energy)	2,554
30,095	China Oilfield Services Ltd., Class H (Energy)	24,961
61,649	China Overseas Land & Investment Ltd. (Real Estate)	114,157
19,897	China Overseas Property Holdings Ltd. (Real Estate)	12,998
6,849	China Pacific Insurance Group Co. Ltd., Class A (Financials)	28,992
41,978	China Pacific Insurance Group Co. Ltd., Class H (Financials)	124,155
31,265	China Petroleum & Chemical Corp., Class A (Energy)	24,780
380,989	China Petroleum & Chemical Corp., Class H (Energy)	202,338
4,764	China Petroleum Engineering Corp., Class A (Energy)	2,149
80,140	China Power International Development Ltd. (Utilities)	30,916
4,584	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	2,590

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
19,156	China Railway Group Ltd., Class A (Industrials)	$15,524
67,210	China Railway Group Ltd., Class H (Industrials)	33,102
5,685	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	4,506
26,868	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	11,540
893	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)	3,588
110,000	China Reinsurance Group Corp., Class H (Financials)	13,721
25,922	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	83,001
14,818	China Resources Gas Group Ltd. (Utilities)	49,924
47,927	China Resources Land Ltd. (Real Estate)	160,239
1,229	China Resources Microelectronics Ltd., Class A (Information Technology)	7,921
9,967	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	41,398
25,779	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	17,569
29,623	China Resources Power Holdings Co. Ltd. (Utilities)	68,415
1,161	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	6,524
106,893	China Ruyi Holdings Ltd. (Communication Services)*(a)	31,340
397	China Science Publishing & Media Ltd., Class A (Communication Services)	1,106
6,452	China Shenhua Energy Co. Ltd., Class A (Energy)	31,364
56,119	China Shenhua Energy Co. Ltd., Class H (Energy)	213,969
1,687	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	3,000
10,422	China Southern Airlines Co. Ltd., Class A (Industrials)*	8,360
26,897	China Southern Airlines Co. Ltd., Class H (Industrials)*	12,832
2,680	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	1,566

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,489	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	$1,991
41,786	China State Construction Engineering Corp. Ltd., Class A (Industrials)	31,400
29,455	China State Construction International Holdings Ltd. (Industrials)	44,998
893	China Suntien Green Energy Corp. Ltd., Class A (Energy)	896
28,681	China Suntien Green Energy Corp. Ltd., Class H (Energy)	13,683
23,142	China Taiping Insurance Holdings Co. Ltd. (Financials)	34,044
28,585	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	16,463
1,985	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	16,650
1,390	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(a)(b)	8,401
72,091	China Tower Corp. Ltd., Class H (Communication Services)(b)	102,345
31,662	China United Network Communications Ltd., Class A (Communication Services)	27,136
9,032	China Vanke Co. Ltd., Class A (Real Estate)*	9,599
36,664	China Vanke Co. Ltd., Class H (Real Estate)*(a)	31,117
4,764	China XD Electric Co. Ltd., Class A (Industrials)	4,410
23,325	China Yangtze Power Co. Ltd., Class A (Utilities)	87,574
496	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	2,967
20,049	China Zheshang Bank Co. Ltd., Class A (Financials)	7,863
39,407	China Zheshang Bank Co. Ltd., Class H (Financials)	12,061
794	Chinalin Securities Co. Ltd., Class A (Financials)	1,651
496	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	3,821
13,598	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	24,091
3,474	Chongqing Qianli Technology Co. Ltd., Class A (Consumer Discretionary)*	4,559
8,238	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	6,394

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
36,854	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	$23,174
496	Chongqing Taiji Industry Group Co. Ltd., Class A (Health Care)	1,374
1,687	Chongqing Water Group Co. Ltd., Class A (Utilities)	1,076
2,382	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	8,199
29,009	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	28,015
1,390	CIMC Vehicles Group Co. Ltd., Class A (Industrials)	1,651
105,708	CITIC Ltd. (Industrials)	120,980
1,687	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	2,818
12,208	CITIC Securities Co. Ltd., Class A (Financials)	45,751
29,176	CITIC Securities Co. Ltd., Class H (Financials)	83,666
16,476	CMOC Group Ltd., Class A (Materials)	15,002
60,327	CMOC Group Ltd., Class H (Materials)	40,417
834	CNGR Advanced Material Co. Ltd., Class A (Industrials)	4,282
5,657	CNOOC Energy Technology & Services Ltd., Class A (Energy)	2,932
5,062	CNPC Capital Co. Ltd., Class A (Financials)	4,387
4,367	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	158,271
9,231	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	2,937
3,176	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	4,869
21,531	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	17,969
12,804	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	23,914
46,385	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	68,118
35,802	Country Garden Services Holdings Co. Ltd. (Real Estate)	26,104
22,729	CRRC Corp. Ltd., Class A (Industrials)	23,313
72,632	CRRC Corp. Ltd., Class H (Industrials)	48,194
2,779	CSC Financial Co. Ltd., Class A (Financials)	9,348
14,182	CSC Financial Co. Ltd., Class H (Financials)(b)	17,854

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,072	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	$5,169
138,664	CSPC Pharmaceutical Group Ltd. (Health Care)	83,985
1,290	CSSC Science & Technology Co. Ltd., Class A (Industrials)	2,176
14,094	Daqin Railway Co. Ltd., Class A (Industrials)	12,949
1,092	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	2,188
8,040	Datang International Power Generation Co. Ltd., Class A (Utilities)	3,065
44,210	Datang International Power Generation Co. Ltd., Class H (Utilities)(a)	8,187
2,978	DHC Software Co. Ltd., Class A (Information Technology)	4,762
992	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,658
595	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	4,605
2,581	Dongfang Electric Corp. Ltd., Class A (Industrials)	5,171
5,304	Dongfang Electric Corp. Ltd., Class H (Industrials)	6,548
43,219	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	24,231
397	Dongguan Yiheda Automation Co. Ltd., Class A (Industrials)	1,516
2,978	Dongxing Securities Co. Ltd., Class A (Financials)	4,839
7,592	East Buy Holding Ltd. (Consumer Staples)*(a)(b)	12,653
15,781	East Money Information Co. Ltd., Class A (Financials)	50,269
257	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	7,796
5,161	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)	3,227
496	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	3,966
496	Empyrean Technology Co. Ltd., Class A (Information Technology)	7,287
12,661	ENN Energy Holdings Ltd. (Utilities)	84,173
2,184	ENN Natural Gas Co. Ltd., Class A (Utilities)	6,071
695	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	9,153

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
45,981	ESR Group Ltd. (Real Estate)(b)	$71,900
1,886	Eve Energy Co. Ltd., Class A (Industrials)	12,109
3,573	Everbright Securities Co. Ltd., Class A (Financials)	8,608
9,517	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	3,015
3,672	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	2,533
20,865	Far East Horizon Ltd. (Financials)	15,803
1,132	Farasis Energy Gan Zhou Co. Ltd., Class A (Industrials)*	2,164
2,283	FAW Jiefang Group Co. Ltd., Class A (Industrials)	2,495
1,092	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	3,669
3,871	First Capital Securities Co. Ltd., Class A (Financials)	4,119
1,489	Flat Glass Group Co. Ltd., Class A (Information Technology)	4,437
6,572	Flat Glass Group Co. Ltd., Class H (Information Technology)(a)	11,274
13,399	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	11,667
4,268	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	24,060
32,526	Fosun International Ltd. (Industrials)	18,403
7,742	Founder Securities Co. Ltd., Class A (Financials)	8,387
10,422	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	30,283
2,084	Fujian Funeng Co. Ltd., Class A (Utilities)	2,586
556	Fujian Kuncai Material Technology Co. Ltd., Class A (Materials)	1,455
1,191	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	2,219
12,293	Full Truck Alliance Co. Ltd. ADR (Industrials)	144,320
1,886	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	14,550
10,081	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	68,576
1,696	GalaxyCore, Inc., Class A (Information Technology)	3,733
496	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	3,042

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,489	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	$7,428
6,756	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)(b)	18,983
99	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	2,906
16,675	GD Power Development Co. Ltd., Class A (Utilities)	9,672
15,800	GDS Holdings Ltd., Class A (Information Technology)*	72,432
95,652	Geely Automobile Holdings Ltd. (Consumer Discretionary)	215,744
4,764	GEM Co. Ltd., Class A (Industrials)	4,449
4,169	Gemdale Corp., Class A (Real Estate)	2,727
19,010	Genscript Biotech Corp. (Health Care)*(a)	31,095
5,459	GF Securities Co. Ltd., Class A (Financials)	11,483
16,840	GF Securities Co. Ltd., Class H (Financials)(a)	22,261
6,204	Giant Biogene Holding Co. Ltd. (Consumer Staples)(b)	49,942
1,886	Giant Network Group Co. Ltd., Class A (Communication Services)	3,786
695	GigaDevice Semiconductor, Inc., Class A (Information Technology)*	12,564
397	Ginlong Technologies Co. Ltd., Class A (Industrials)	2,805
1,290	Glodon Co. Ltd., Class A (Information Technology)	2,328
3,176	GoerTek, Inc., Class A (Information Technology)	12,373
3,176	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	3,941
12,065	Goldwind Science & Technology Co. Ltd., Class H (Industrials)	7,975
576	Goneo Group Co. Ltd., Class A (Industrials)	5,922
1,687	Gotion High-tech Co. Ltd., Class A (Industrials)	5,388
2,581	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	8,813
38,527	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	63,811
5,657	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	31,688
9,925	Greenland Holdings Corp. Ltd.,
	Class A (Real Estate)*	2,572

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
16,208	Greentown China Holdings Ltd. (Real Estate)	$23,969
2,283	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	4,464
2,283	Guangdong Construction Engineering Group Co. Ltd., Class A (Industrials)	1,096
2,084	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)	1,283
1,687	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	11,784
47,266	Guangdong Investment Ltd. (Utilities)	35,861
9,122	Guangdong Land Holdings Ltd. (Real Estate)*	242
6,055	Guanghui Energy Co. Ltd., Class A (Energy)	5,081
2,978	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	3,569
46,482	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	18,231
2,184	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	2,728
1,290	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	4,704
3,429	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)(a)	7,840
2,481	Guangzhou Development Group, Inc., Class A (Energy)	2,072
2,184	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	3,360
397	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,850
3,375	Guangzhou Port Co. Ltd., Class A (Industrials)	1,458
695	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	3,779
1,787	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	5,117
3,275	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	2,897
2,184	Guolian Minsheng Securities Co. Ltd., Class A (Financials)	3,381

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,490	Guolian Minsheng Securities Co. Ltd., Class H (Financials)	$3,263
4,863	Guosen Securities Co. Ltd., Class A (Financials)	6,962
13,000	Guotai Junan Securities Co. Ltd., Class A (Financials)	30,893
37,800	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)(b)	57,746
4,069	Guoyuan Securities Co. Ltd., Class A (Financials)	4,458
3,160	H World Group Ltd. ADR (Consumer Discretionary)	113,412
28,062	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	59,974
5,856	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	21,079
38,577	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	122,778
40,099	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	8,468
10,620	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)*	5,505
496	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,266
10,368	Haitian International Holdings Ltd. (Industrials)	27,665
993	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	3,704
1,251	Hangcha Group Co. Ltd., Class A (Industrials)	3,736
2,878	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	4,274
595	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	3,597
2,362	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	4,813
1,092	Hangzhou GreatStar Industrial Co., Ltd., Class A (Consumer Discretionary)	4,620
595	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)	2,059
893	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	2,449
893	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	2,772
1,290	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)*	4,513
695	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	5,403

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,921	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)(b)	$8,362
17,854	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	41,372
595	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	2,202
893	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	2,287
278	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)	1,764
1,092	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	3,155
794	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	1,655
1,687	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	3,158
2,084	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	5,147
2,779	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	10,243
9,711	Hengan International Group Co. Ltd. (Consumer Staples)	27,161
1,489	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	2,634
5,062	Hengli Petrochemical Co. Ltd., Class A (Materials)	10,870
2,283	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	4,871
3,375	Hengyi Petrochemical Co. Ltd., Class A (Materials)	2,888
9,628	Hesteel Co. Ltd., Class A (Materials)	2,905
893	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	3,497
5,193	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)(a)	17,563
1,191	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	3,764
496	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	20,483
3,474	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	3,782

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,084	Hongta Securities Co. Ltd., Class A (Financials)	$2,252
89,400	Horizon Robotics, Inc. (Information Technology)*(a)	95,418
595	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	4,400
13,289	Hua Hong Semiconductor Ltd. (Information Technology)(a)(b)	58,614
4,367	Huaan Securities Co. Ltd., Class A (Financials)	3,389
8,000	Huadian Power International Corp. Ltd., Class A (Utilities)	6,132
25,438	Huadian Power International Corp. Ltd., Class H (Utilities)	13,935
1,588	Huadong Medicine Co. Ltd., Class A (Health Care)	7,541
4,566	Huafon Chemical Co. Ltd., Class A (Materials)	5,172
893	Huagong Tech Co. Ltd., Class A (Information Technology)	5,437
2,283	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	4,233
1,687	Hualan Biological Engineering, Inc., Class A (Health Care)	3,653
397	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	3,810
4,268	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	5,051
8,139	Huaneng Power International, Inc., Class A (Utilities)	7,500
68,075	Huaneng Power International, Inc., Class H (Utilities)	38,080
7,345	Huatai Securities Co. Ltd., Class A (Financials)	17,606
22,272	Huatai Securities Co. Ltd., Class H (Financials)(b)	37,404
2,382	Huaxi Securities Co. Ltd., Class A (Financials)	2,656
12,109	Huaxia Bank Co. Ltd., Class A (Financials)	11,989
298	Huaxia Eye Hospital Group Co. Ltd., Class A (Health Care)	785
1,290	Huaxin Cement Co. Ltd., Class A (Materials)	2,114
2,878	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	7,183
3,672	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,351
496	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	2,773
893	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	3,332
993	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	2,889

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
595	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	$10,092
1,489	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	4,061
6,352	Hunan Valin Steel Co. Ltd., Class A (Materials)	4,259
397	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	2,332
1,787	Hundsun Technologies, Inc., Class A (Information Technology)	7,486
2,243	Hygon Information Technology Co. Ltd., Class A (Information Technology)	49,212
1,390	IEIT Systems Co. Ltd., Class A (Information Technology)	11,286
2,184	Iflytek Co. Ltd., Class A (Information Technology)	15,513
794	IKD Co. Ltd., Class A (Consumer Discretionary)	2,069
278	Imeik Technology Development Co. Ltd., Class A (Health Care)	6,475
61,439	Industrial & Commercial Bank of China Ltd., Class A (Financials)	57,879
1,113,380	Industrial & Commercial Bank of China Ltd., Class H (Financials)	787,448
20,744	Industrial Bank Co. Ltd., Class A (Financials)	59,024
8,040	Industrial Securities Co. Ltd., Class A (Financials)	6,593
496	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	5,785
42,382	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	10,519
1,886	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	4,588
1,390	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	1,736
7,841	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	6,161
6,055	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	3,097
6,352	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	24,633

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,375	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	$2,615
1,985	Innovation New Material Technology Co. Ltd., Class A (Consumer Staples)	1,043
20,317	Innovent Biologics, Inc. (Health Care)*(b)	105,680
7,687	iQIYI, Inc. ADR (Communication Services)*	15,989
278	iRay Group, Class A (Health Care)	4,243
893	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	7,851
3,077	JA Solar Technology Co. Ltd., Class A (Information Technology)	5,371
794	Jafron Biomedical Co. Ltd., Class A (Health Care)	2,801
794	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	3,093
1,687	JCET Group Co. Ltd., Class A (Information Technology)	8,626
595	JCHX Mining Management Co. Ltd., Class A (Materials)	3,086
16,390	JD Health International, Inc. (Consumer Staples)*(b)	71,238
29,829	JD Logistics, Inc. (Industrials)*(b)	53,394
46,328	JD.com, Inc., Class A (Consumer Discretionary)	956,764
5,062	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	6,414
1,390	Jiangsu Expressway Co. Ltd., Class A (Industrials)	2,899
19,058	Jiangsu Expressway Co. Ltd., Class H (Industrials)	21,689
1,191	Jiangsu Guoxin Corp. Ltd., Class A (Utilities)	1,166
1,191	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	12,967
6,352	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	40,032
1,191	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	8,657
893	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	2,570
595	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	2,115
1,985	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,853

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
496	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	$3,325
1,489	Jiangsu Yanghe Distillery Co. Ltd., Class A (Consumer Staples)	15,795
397	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	2,769
397	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	3,405
893	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	4,449
3,176	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	6,010
1,886	Jiangxi Copper Co. Ltd., Class A (Materials)	5,359
17,929	Jiangxi Copper Co. Ltd., Class H (Materials)	28,174
1,588	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	1,773
2,481	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	3,385
6,075	Jinko Solar Co. Ltd., Class A (Information Technology)	5,748
298	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	1,983
3,077	Jizhong Energy Resources Co. Ltd., Class A (Energy)	2,451
1,092	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	3,134
1,787	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	2,754
4,660	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,157
695	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,922
2,084	Juneyao Airlines Co. Ltd., Class A (Industrials)	3,744
4,608	Kanzhun Ltd. ADR (Communication Services)*	73,728
11,237	KE Holdings, Inc. ADR (Real Estate)	250,248
198	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	1,695
1,787	Keda Industrial Group Co. Ltd., Class A (Industrials)	1,921
46,064	Kingdee International Software Group Co. Ltd. (Information Technology)*	75,465
2,481	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	4,086
1,985	Kingnet Network Co. Ltd., Class A (Communication Services)	4,132

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
15,747	Kingsoft Corp. Ltd. (Communication Services)	$81,302
33,762	Kuaishou Technology (Communication Services)*(b)	219,682
1,985	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)	11,138
61,029	Kunlun Energy Co. Ltd. (Utilities)	60,743
1,092	Kunlun Tech Co. Ltd., Class A (Communication Services)	5,542
1,191	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	245,105
1,489	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	10,303
600	Laopu Gold Co. Ltd., Class H (Consumer Discretionary)*	38,485
2,184	LB Group Co. Ltd., Class A (Materials)	5,274
116,861	Lenovo Group Ltd. (Information Technology)	174,018
4,566	Lens Technology Co. Ltd., Class A (Information Technology)	16,786
1,687	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	2,677
695	Levima Advanced Materials Corp., Class A (Materials)	1,488
19,262	Li Auto, Inc., Class A (Consumer Discretionary)*	291,042
39,205	Li Ning Co. Ltd. (Consumer Discretionary)	86,108
15,881	Liaoning Port Co. Ltd., Class A (Industrials)	3,332
6,452	Lingyi iTech Guangdong Co., Class A (Information Technology)	8,600
595	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	2,790
2,285	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	7,434
33,576	Longfor Group Holdings Ltd. (Real Estate)(b)	46,026
7,543	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	17,284
2,689	Lufax Holding Ltd. ADR (Financials)	7,798
1,787	Luxi Chemical Group Co. Ltd., Class A (Materials)	2,825
7,146	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	42,283
1,489	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	25,821
1,687	Mango Excellent Media Co. Ltd., Class A (Communication Services)	5,899

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
496	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	$5,672
2,680	Meihua Holdings Group Co. Ltd., Class A (Materials)	3,403
3,573	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	3,008
84,753	Meituan, Class B (Consumer Discretionary)*(b)	1,765,574
16,675	Metallurgical Corp. of China Ltd., Class A (Industrials)	7,134
44,777	Metallurgical Corp. of China Ltd., Class H (Industrials)	9,213
7,200	Midea Group Co. Ltd. (Consumer Discretionary)*	68,607
6,948	Midea Group Co. Ltd., Class A (Consumer Discretionary)	69,599
2,084	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	3,078
7,878	MINISO Group Holding Ltd. (Consumer Discretionary)	40,117
4,169	Minmetals Capital Co. Ltd., Class A (Financials)	3,373
11,819	Minth Group Ltd. (Consumer Discretionary)*	30,777
64,000	MMG Ltd. (Materials)*	18,682
1,050	Montage Technology Co. Ltd., Class A (Information Technology)	11,192
5,459	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	27,166
5,757	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	3,789
1,390	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	2,367
3,375	Nanjing Securities Co. Ltd., Class A (Financials)	3,846
8,040	NARI Technology Co. Ltd., Class A (Industrials)	25,854
2,522	National Silicon Industry Group Co. Ltd., Class A (Information Technology)	7,110
496	NAURA Technology Group Co. Ltd., Class A (Information Technology)	30,422
2,184	NavInfo Co. Ltd., Class A (Information Technology)*	2,836
1,050	NetEase Cloud Music, Inc. (Communication Services)*(b)	21,833
28,875	NetEase, Inc. (Communication Services)	574,789
1,588	New China Life Insurance Co. Ltd., Class A (Financials)	10,472
15,252	New China Life Insurance Co. Ltd., Class H (Financials)	51,484

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,169	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	$5,465
23,310	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	109,259
1,290	Ninestar Corp., Class A (Information Technology)*	4,636
556	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	7,056
1,290	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	3,345
595	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	3,884
1,290	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	4,856
2,084	Ningbo Shanshan Co. Ltd., Class A (Materials)	2,358
1,439	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	12,463
5,459	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,650
6,154	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	13,966
22,175	NIO, Inc. ADR (Consumer Discretionary)*(a)	102,670
29,948	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	133,633
1,290	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	2,752
4,172	NXP Semiconductors NV (Information Technology)	899,441
4,069	Offshore Oil Engineering Co. Ltd., Class A (Energy)	2,840
2,978	OFILM Group Co. Ltd., Class A (Information Technology)*	5,595
1,592	Onewo, Inc., Class H (Real Estate)	4,606
496	Oppein Home Group, Inc., Class A (Consumer Discretionary)	4,492
6,849	Orient Securities Co. Ltd., Class A (Financials)	9,129
13,070	Orient Securities Co. Ltd., Class H (Financials)(b)	8,504
3,176	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	3,358
794	Ovctek China, Inc., Class A (Health Care)	1,803
6,352	Pacific Securities Co. Ltd. (The), Class A (Financials)*	3,467
8,040	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	3,142

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
10,836	PDD Holdings, Inc. ADR (Consumer Discretionary)*	$1,231,945
992	People.cn Co. Ltd., Class A (Communication Services)	3,133
9,032	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	8,174
144,997	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	71,412
1,787	Perfect World Co. Ltd., Class A (Communication Services)	2,683
24,317	PetroChina Co. Ltd., Class A (Energy)	26,209
350,574	PetroChina Co. Ltd., Class H (Energy)	261,020
1,390	Pharmaron Beijing Co. Ltd., Class A (Health Care)	5,040
4,462	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	8,825
114,636	PICC Property & Casualty Co. Ltd., Class H (Financials)	187,510
19,355	Ping An Bank Co. Ltd., Class A (Financials)	30,602
10,719	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	74,051
105,808	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	625,201
2,184	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	2,558
294	Piotech, Inc., Class A (Information Technology)	7,176
11,117	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	13,263
2,255	Poly Property Services Co. Ltd., Class H (Real Estate)(a)	9,062
2,103	Pony AI, Inc. ADR (Information Technology)*	33,795
10,394	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	139,273
23,821	Postal Savings Bank of China Co. Ltd., Class A (Financials)	17,378
146,246	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	92,714
16,079	Power Construction Corp. of China Ltd., Class A (Industrials)	11,024
22,170	Prosus NV (Consumer Discretionary)*	968,155
637	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	3,352
1,180	Qifu Technology, Inc. ADR (Financials)	47,294
14,000	Qingdao Port International Co. Ltd., Class H (Industrials)(a)(b)	10,928

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
973	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)	$3,249
5,062	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	11,453
7,940	Quzhou Xin’an Development Co. Ltd., Class A (Real Estate)*	3,255
1,092	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	9,284
413	Raytron Technology Co. Ltd., Class A (Information Technology)	3,039
1,092	Risen Energy Co. Ltd., Class A (Information Technology)	1,741
298	Rockchip Electronics Co. Ltd., Class A (Information Technology)	6,456
7,841	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	9,473
198	Ruijie Networks Co. Ltd., Class A (Information Technology)	2,014
7,246	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	16,345
2,779	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	5,994
4,566	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	7,670
397	Sangfor Technologies, Inc., Class A (Information Technology)	5,556
18,100	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	10,730
7,940	Sany Heavy Industry Co. Ltd., Class A (Industrials)	19,816
3,077	Satellite Chemical Co. Ltd., Class A (Materials)	8,958
5,757	SDIC Capital Co. Ltd., Class A (Financials)	5,605
6,551	SDIC Power Holdings Co. Ltd., Class A (Utilities)	12,801
5,062	Sealand Securities Co. Ltd., Class A (Financials)	2,853
2,084	Seazen Holdings Co. Ltd., Class A (Real Estate)*	3,835
377,132	SenseTime Group, Inc., Class B (Information Technology)*(a)(b)	79,534
1,390	Seres Group Co. Ltd., Class A (Consumer Discretionary)	23,160
4,863	SF Holding Co. Ltd., Class A (Industrials)	27,821
496	SG Micro Corp., Class A (Information Technology)	6,011

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,283	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A (Materials)	$1,274
8,536	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	22,181
2,283	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	2,749
278	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	3,149
3,375	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	2,971
3,375	Shandong Gold Mining Co. Ltd., Class A (Materials)	10,797
12,999	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	24,138
695	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	4,859
1,687	Shandong Hi-speed Co. Ltd., Class A (Industrials)	2,355
1,985	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	5,594
1,390	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	3,328
10,918	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	5,569
695	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	1,756
2,581	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	5,022
40,254	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	26,244
1,687	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)*	3,044
993	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)*	3,412
5,836	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	26,161
278	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	7,244
8,238	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,835
903	Shanghai Daimay Automotive Interior Co. Ltd., Class A (Consumer Discretionary)	1,055
10,422	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	11,662

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
42,000	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	$15,393
2,581	Shanghai Electric Power Co. Ltd., Class A (Utilities)	3,065
99	Shanghai Flyco Electrical Appliance Co. Ltd., Class A (Consumer Staples)	472
1,985	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	6,802
7,398	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	14,479
491	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	2,860
4,182	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)(a)	12,127
2,283	Shanghai International Airport Co. Ltd., Class A (Industrials)	10,171
6,352	Shanghai International Port Group Co. Ltd., Class A (Industrials)	4,843
893	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	3,256
708	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	2,956
2,503	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	4,841
1,985	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	2,613
1,846	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	2,248
893	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,381
397	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	4,199
2,084	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	5,487
11,180	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	16,936
29,280	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	40,833
1,886	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	4,433

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,253	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	$5,796
9,032	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	9,883
819	Shanghai United Imaging Healthcare Co. Ltd., Class A (Health Care)	15,156
3,573	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	2,768
1,489	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	5,282
1,985	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	2,425
2,581	Shanjin International Gold Co. Ltd., Class A (Materials)	5,705
1,787	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	2,573
5,260	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	4,991
2,779	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	4,592
3,970	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,259
3,375	Shanxi Securities Co. Ltd., Class A (Financials)	2,781
5,260	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	2,662
1,191	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	33,264
298	Shede Spirits Co. Ltd., Class A (Consumer Staples)	2,290
4,566	Shenergy Co. Ltd., Class A (Utilities)	5,579
2,184	Shengyi Technology Co. Ltd., Class A (Information Technology)	8,616
496	Shennan Circuits Co. Ltd., Class A (Information Technology)	8,902
19,553	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	13,674
695	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	3,440
3,772	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,222
1,588	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	2,689
397	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	4,419

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
99	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Industrials)*	$542
794	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)*	1,234
2,680	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	26,515
1,489	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	4,092
993	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	2,045
298	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	5,348
298	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)	4,180
1,191	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	41,305
4,169	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	3,018
695	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	5,909
7,643	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	2,589
993	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	4,048
298	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	2,599
1,092	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	3,943
794	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	3,246
1,049	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	13,333
893	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	3,072
13,103	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	95,705
198	Shijiazhuang Shangtai Technology Co. Ltd., Class A (Industrials)	1,503
1,588	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	3,027

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
399	SICC Co. Ltd., Class A (Information Technology)*	$3,630
4,268	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	6,596
3,672	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	7,538
8,238	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)	2,112
1,390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	5,623
700	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (Health Care)*(a)	20,793
6,749	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	6,793
496	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	3,300
695	Sieyuan Electric Co. Ltd., Class A (Industrials)	6,957
6,000	Silergy Corp. (Information Technology)	82,743
303	Sinocelltech Group Ltd., Class A (Health Care)*	1,677
3,474	Sinolink Securities Co. Ltd., Class A (Financials)	4,059
2,481	Sinoma International Engineering Co., Class A (Industrials)	3,242
1,588	Sinoma Science & Technology Co. Ltd., Class A (Materials)	3,225
6,749	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	2,665
695	Sinomine Resource Group Co. Ltd., Class A (Materials)	3,236
22,000	Sinopec Engineering Group Co. Ltd., Class H (Industrials)	16,493
7,246	Sinopec Oilfield Service Corp., Class A (Energy)*	1,918
5,657	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)*	2,459
50,832	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	7,975
22,295	Sinopharm Group Co. Ltd., Class H (Health Care)	56,135
3,573	Sinotrans Ltd., Class A (Industrials)	2,460
28,782	Sinotrans Ltd., Class H (Industrials)	13,842
11,010	Sinotruk Hong Kong Ltd. (Industrials)	29,236
496	Skshu Paint Co. Ltd., Class A (Materials)	3,193
29,495	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	43,845

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,382	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	$2,842
397	Sonoscape Medical Corp., Class A (Health Care)	1,592
4,665	SooChow Securities Co. Ltd., Class A (Financials)	5,111
6,154	Southwest Securities Co. Ltd., Class A (Financials)	3,755
2,581	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	2,138
893	Spring Airlines Co. Ltd., Class A (Industrials)	6,584
278	StarPower Semiconductor Ltd., Class A (Information Technology)	3,386
2,978	State Grid Yingda Co. Ltd., Class A (Industrials)	2,034
1,945	Sungrow Power Supply Co. Ltd., Class A (Industrials)	18,910
11,205	Sunny Optical Technology Group Co. Ltd. (Information Technology)	124,852
496	Sunresin New Materials Co. Ltd., Class A (Materials)	3,167
1,687	Sunwoda Electronic Co. Ltd., Class A (Industrials)	5,621
726	SUPCON Technology Co. Ltd., Class A (Information Technology)	5,407
1,588	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	6,981
298	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	4,082
556	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	6,745
7,221	TAL Education Group ADR (Consumer Discretionary)*	93,295
1,191	Talkweb Information System Co. Ltd., Class A (Communication Services)*	5,471
2,481	Tangshan Jidong Cement Co. Ltd., Class A (Materials)*	1,626
5,558	TangShan Port Group Co. Ltd., Class A (Industrials)	3,117
1,400	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,811
4,665	TBEA Co. Ltd., Class A (Industrials)	7,721
17,568	TCL Technology Group Corp., Class A (Information Technology)	11,130

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,772	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	$4,650
98,490	Tencent Holdings Ltd. (Communication Services)	6,061,508
12,134	Tencent Music Entertainment Group ADR (Communication Services)	147,913
397	Thunder Software Technology Co. Ltd., Class A (Information Technology)	3,353
3,871	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	3,142
8,040	Tianfeng Securities Co. Ltd., Class A (Financials)*	4,994
496	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	2,040
2,283	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	2,730
406	Tianneng Battery Group Co. Ltd., Class A (Consumer Discretionary)	1,593
1,390	Tianqi Lithium Corp., Class A (Materials)	6,179
2,187	Tianqi Lithium Corp., Class H (Materials)	6,904
4,268	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	4,922
3,176	TianShan Material Co. Ltd., Class A (Materials)	2,404
2,978	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	4,484
30,809	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	44,848
1,687	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	1,673
20,027	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)	44,759
1,390	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	5,434
1,886	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,927
2,184	Tongkun Group Co. Ltd., Class A (Materials)	3,812
12,605	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	5,548
4,169	Tongwei Co. Ltd., Class A (Information Technology)	12,057
417	Topchoice Medical Corp., Class A (Health Care)	2,477

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
46,243	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	$20,040
15,496	TravelSky Technology Ltd., Class H (Consumer Discretionary)	21,481
2,007	Trina Solar Co. Ltd., Class A (Information Technology)	4,775
9,381	Trip.com Group Ltd. (Consumer Discretionary)*	526,682
3,077	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	3,595
695	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	6,641
10,248	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	68,592
794	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	6,712
18,607	Uni-President China Holdings Ltd. (Consumer Staples)	19,572
2,680	Unisplendour Corp. Ltd., Class A (Information Technology)	10,863
1,390	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	3,431
198	Vanchip Tianjin Technology Co. Ltd., Class A (Information Technology)	985
893	Venustech Group, Inc., Class A (Information Technology)	2,080
463	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	4,825
5,269	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	82,829
1,489	Walvax Biotechnology Co. Ltd., Class A (Health Care)	2,383
1,985	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	2,994
1,092	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	1,980
3,176	Wanhua Chemical Group Co. Ltd., Class A (Materials)	29,968
71,179	Want Want China Holdings Ltd. (Consumer Staples)	42,928
1,096	Weibo Corp. ADR (Communication Services)	10,971
6,253	Weichai Power Co. Ltd., Class A (Industrials)	13,453
32,285	Weichai Power Co. Ltd., Class H (Industrials)	63,437
794	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	3,488

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,650	Wens Foodstuff Group Co. Ltd., Class A (Consumer Staples)	$14,846
2,184	Western Mining Co. Ltd., Class A (Materials)	4,771
4,169	Western Securities Co. Ltd., Class A (Financials)	4,671
599	Western Superconducting Technologies Co. Ltd., Class A (Materials)	3,648
15,884	Wharf Holdings Ltd. (The) (Real Estate)	36,930
1,191	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	23,158
38,964	Wilmar International Ltd. (Consumer Staples)	92,730
1,191	Wingtech Technology Co. Ltd., Class A (Information Technology)	5,659
397	Winner Medical Co. Ltd., Class A (Health Care)	2,108
1,985	Winning Health Technology Group Co. Ltd., Class A (Health Care)	3,002
20,900	Wintime Energy Group Co. Ltd., Class A (Utilities)	4,356
4,863	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	3,374
3,970	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	4,344
298	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)	2,630
3,871	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	69,845
1,787	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	8,594
2,581	WuXi AppTec Co. Ltd., Class A (Health Care)	21,635
5,905	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	45,067
403	Wuxi Autowell Technology Co. Ltd., Class A (Information Technology)	2,393
60,576	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	174,877
1,489	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	4,670
11,017	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	13,309
2,779	Xiamen C & D, Inc., Class A (Industrials)	3,940

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
198	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	$3,320
1,290	Xiamen Tungsten Co. Ltd., Class A (Materials)	3,398
2,084	Xiangcai Co. Ltd., Class A (Real Estate)	1,923
1,191	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	1,726
259,126	Xiaomi Corp., Class B (Information Technology)*(b)	1,727,729
1,319	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	3,867
26,231	Xinyi Glass Holdings Ltd. (Industrials)	25,028
75,501	Xinyi Solar Holdings Ltd. (Information Technology)	31,942
21,962	XPeng, Inc., Class A (Consumer Discretionary)*	225,367
28,000	XtalPi Holdings Ltd. (Health Care)*(a)	24,016
19,157	Yadea Group Holdings Ltd. (Consumer Discretionary)(b)	31,384
496	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	2,987
44,062	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	77,749
4,516	Yankuang Energy Group Co. Ltd., Class A (Energy)	8,218
46,818	Yankuang Energy Group Co. Ltd., Class H (Energy)(a)	48,766
993	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	4,766
1,290	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	6,970
1,072	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	3,452
1,588	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	6,964
595	Yongan Futures Co. Ltd., Class A (Financials)	1,026
8,437	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	6,166
496	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	2,330
3,176	Yonyou Network Technology Co. Ltd., Class A (Information Technology)*	6,642
4,268	Youngor Fashion Co. Ltd., Class A (Real Estate)	4,822

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,176	YTO Express Group Co. Ltd., Class A (Industrials)	$5,993
27,522	Yuexiu Property Co. Ltd. (Real Estate)	18,687
2,680	YUNDA Holding Group Co., Ltd., Class A (Industrials)	2,657
3,176	Yunnan Aluminium Co. Ltd., Class A (Materials)	7,012
1,687	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	12,763
397	Yunnan Botanee Bio- Technology Group Co. Ltd., Class A (Consumer Staples)	2,270
4,665	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	3,454
893	Yunnan Energy New Material Co. Ltd., Class A (Materials)	4,002
1,489	Yunnan Tin Co. Ltd., Class A (Materials)	2,826
1,687	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	4,835
2,084	Yutong Bus Co. Ltd., Class A (Industrials)	7,530
14,800	Zai Lab Ltd. (Health Care)*	50,624
1,489	Zangge Mining Co. Ltd., Class A (Materials)	6,524
595	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	16,688
23,664	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	39,559
4,863	Zhefu Holding Group Co. Ltd., Class A (Industrials)	2,174
198	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	4,914
5,062	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	8,878
1,985	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	6,361
3,077	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	6,937
496	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	3,988
25,304	Zhejiang Expressway Co. Ltd., Class H (Industrials)	18,808
1,886	Zhejiang Hailiang Co. Ltd., Class A (Materials)	2,439
1,390	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	2,844
1,588	Zhejiang Huayou Cobalt Co. Ltd., Class A (Industrials)	7,186

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,191	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	$5,399
3,275	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	2,906
794	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	1,491
2,481	Zhejiang Juhua Co. Ltd., Class A (Materials)	8,294
10,808	Zhejiang Leapmotor Technology Co. Ltd. (Consumer Discretionary)*(b)	48,713
2,978	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	3,839
2,878	Zhejiang NHU Co. Ltd., Class A (Materials)	8,355
3,672	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	15,267
794	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	4,048
397	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	2,885
1,588	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	4,179
1,489	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	2,430
9,032	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)	6,800
1,390	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (Industrials)	2,529
3,770	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H (Industrials)(a)	5,003
3,573	Zheshang Securities Co. Ltd., Class A (Financials)	5,659
11,489	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	17,167
675	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)	1,956
1,112	Zhongji Innolight Co. Ltd., Class A (Information Technology)	15,381
4,466	Zhongjin Gold Corp. Ltd., Class A (Materials)	7,416
11,669	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	19,027
6,055	Zhongtai Securities Co. Ltd., Class A (Financials)	5,239

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,042	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	$2,498
1,985	Zhuhai Huafa Properties Co. Ltd., Class A (Real Estate)	1,538
590	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	3,753
8,451	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	35,482
2,481	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	1,983
20,546	Zijin Mining Group Co. Ltd., Class A (Materials)	43,247
90,991	Zijin Mining Group Co. Ltd., Class H (Materials)	170,129
7,653	ZJLD Group, Inc. (Consumer Staples)(b)	7,135
6,551	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	7,187
21,648	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	16,814
3,672	ZTE Corp., Class A (Information Technology)	19,466
12,553	ZTE Corp., Class H (Information Technology)	47,297
6,900	ZTO Express Cayman, Inc. (Industrials)	132,827

		42,709,592

Colombia – 0.0%
3,816	Bancolombia SA (Financials)	42,232
78,636	Ecopetrol SA (Energy)	39,228
7,319	Interconexion Electrica SA ESP (Utilities)	36,724

		118,184

Congo (Democratic Republic) – 0.0%
11,717	Ivanhoe Mines Ltd., Class A (Materials)*	111,676

Czech Republic – 0.0%
2,681	CEZ AS (Utilities)	113,744
1,232	Komercni Banka AS (Financials)	53,291

		167,035

Denmark – 1.6%
39	AP Moller – Maersk A/S, Class A (Industrials)	67,657
43	AP Moller – Maersk A/S, Class B (Industrials)	75,405
1,513	Carlsberg AS, Class B (Consumer Staples)	190,188
2,149	Coloplast A/S, Class B (Health Care)	228,958
11,126	Danske Bank A/S (Financials)	374,389
3,102	DSV A/S (Industrials)	624,432
1,076	Genmab A/S (Health Care)*	241,357

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
51,477	Novo Nordisk A/S, Class B (Health Care)	$4,626,606
6,014	Novonesis (Novozymes) B, Class B (Materials)	364,317
3,134	Orsted AS (Utilities)*(b)	137,756
1,352	Pandora A/S (Consumer Discretionary)	238,974
5,295	Tryg A/S (Financials)	115,929
16,715	Vestas Wind Systems A/S (Industrials)*	236,358

		7,522,326

Egypt – 0.0%
38,864	Commercial International Bank - Egypt (CIB) (Financials)	58,085
14,004	EFG Holding S.A.E. (Financials)*	7,189
2,851	Ezz Steel Co. SAE (Materials)*	7,716
15,362	Talaat Moustafa Group (Real Estate)	16,378

		89,368

Faroe Islands – 0.0%
826	Bakkafrost P/F (Consumer Staples)	41,581

Finland – 0.6%
2,177	Elisa OYJ (Communication Services)	100,389
6,722	Fortum OYJ (Utilities)	105,527
1,628	Huhtamaki OYJ (Materials)	60,478
4,200	Kesko OYJ, Class B (Consumer Staples)	79,760
5,490	Kone OYJ, Class B (Industrials)	309,461
10,786	Metso Corp. (Industrials)	119,578
6,649	Neste OYJ (Energy)	59,455
82,554	Nokia OYJ (Information Technology)	397,901
52,074	Nordea Bank Abp (Financials)	685,357
1,657	Orion OYJ, Class B (Health Care)	93,367
38,135	Sampo OYJ, Class A (Financials)	335,369
8,837	Stora Enso OYJ, Class R (Materials)	95,259
8,738	UPM-Kymmene OYJ (Materials)	255,723
7,564	Wartsila OYJ Abp (Industrials)	143,761

		2,841,385

France – 5.2%
9,189	Air Liquide SA (Materials)	1,687,880
9,563	Airbus SE (Industrials)	1,647,973
27,928	AXA SA (Financials)	1,087,450
16,304	BNP Paribas SA (Financials)	1,235,426
11,564	Bollore SE (Communication Services)	69,995
3,232	Bouygues SA (Industrials)	111,057

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
2,553	Capgemini SE (Information Technology)	$396,011
7,385	Cie de Saint-Gobain SA (Industrials)	742,849
10,842	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	385,177
16,238	Credit Agricole SA (Financials)	270,369
10,296	Danone SA (Consumer Staples)	737,342
11,085	Dassault Systemes (Information Technology)	437,849
28,614	Engie SA (Utilities)	513,038
4,740	EssilorLuxottica SA (Health Care)	1,414,303
529	Hermes International SCA (Consumer Discretionary)	1,505,789
1,184	Kering (Consumer Discretionary)	333,822
4,129	Legrand SA (Industrials)	453,249
3,660	L’Oreal SA (Consumer Staples)	1,343,660
4,232	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,058,451
31,102	Orange SA (Communication Services)	373,436
3,129	Pernod Ricard SA (Consumer Staples)	335,992
3,740	Publicis Groupe SA (Communication Services)	371,457
5,744	Safran SA (Industrials)	1,494,038
459	Sartorius Stedim Biotech (Health Care)	94,995
11,683	Societe Generale SA (Financials)	477,568
1,423	Thales SA (Industrials)	283,627
36,444	TotalEnergies SE (Energy)	2,189,965
7,810	Vinci SA (Industrials)	902,399

		23,955,167

Germany – 5.3%
2,707	adidas AG (Consumer Discretionary)	693,122
6,314	Allianz SE (Financials)	2,168,936
14,601	BASF SE (Materials)	747,256
16,323	Bayer AG (Health Care)	385,523
4,828	Bayerische Motoren Werke AG (Consumer Discretionary)	421,272
1,575	Beiersdorf AG (Consumer Staples)	216,626
1,545	BioNTech SE ADR (Health Care)*	171,606
1,794	Continental AG (Consumer Discretionary)	128,999
8,149	Daimler Truck Holding AG (Industrials)	356,881
29,617	Deutsche Bank AG (Financials)	638,365
2,999	Deutsche Boerse AG (Financials)	783,483
15,743	Deutsche Post AG (Industrials)	617,088

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
52,732	Deutsche Telekom AG (Communication Services)	$1,905,735
36,183	E.ON SE (Utilities)	463,041
3,307	Fresenius Medical Care AG (Health Care)	159,583
6,836	Fresenius SE & Co. KGaA (Health Care)*	273,429
997	Hannover Rueck SE (Financials)	265,753
98	Hapag-Lloyd AG (Industrials)(b)	15,043
2,117	Heidelberg Materials AG (Materials)	319,684
1,599	Henkel AG & Co. KGaA (Consumer Staples)	122,477
21,272	Infineon Technologies AG (Information Technology)	785,584
1,098	Knorr-Bremse AG (Industrials)	95,350
11,329	Mercedes-Benz Group AG (Consumer Discretionary)	704,220
2,147	Merck KGaA (Health Care)	303,784
892	MTU Aero Engines AG (Industrials)	309,845
2,184	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	1,241,526
718	Rheinmetall AG (Industrials)	751,574
12,359	RWE AG (Utilities)	389,714
16,735	SAP SE (Information Technology)	4,617,390
12,089	Siemens AG (Industrials)	2,781,052
9,306	Siemens Energy AG (Industrials)*	531,723
4,475	Siemens Healthineers AG (Health Care)(b)	250,199
2,205	Symrise AG (Materials)	222,716
996	Talanx AG (Financials)	90,791
475	Volkswagen AG (Consumer Discretionary)	52,908
11,559	Vonovia SE (Real Estate)	360,040

		24,342,318

Greece – 0.2%
33,511	Alpha Services and Holdings
	SA (Financials)	67,873
40,157	Eurobank Ergasias Services and
	Holdings SA (Financials)	104,534
2,887	Hellenic Telecommunications
	Organization SA
	(Communication Services)	45,097
1,736	JUMBO SA (Consumer
	Discretionary)	47,916
1,724	Metlen Energy & Metals SA
	(Industrials)	63,650
968	Motor Oil Hellas Corinth
	Refineries SA (Energy)	21,846
13,689	National Bank of Greece SA
	(Financials)	127,047

Shares	Description	Value

Common Stocks – (continued)

Greece – (continued)
3,246	OPAP SA (Consumer Discretionary)	$57,727
16,167	Piraeus Financial Holdings SA (Financials)	76,217
3,480	Public Power Corp. SA (Utilities)	47,846
839	Terna Energy SA (Utilities)	17,451

		677,204

Guatemala – 0.0%
1,661	Millicom International Cellular SA SDR, SDR (Communication Services)	43,354

Hong Kong – 1.3%
176,238	AIA Group Ltd. (Financials)	1,346,176
9,395	Cathay Pacific Airways Ltd. (Industrials)	12,395
29,519	CK Asset Holdings Ltd. (Real Estate)	128,302
10,089	CK Infrastructure Holdings Ltd. (Utilities)	69,215
31,505	CLP Holdings Ltd. (Utilities)	261,107
947	Futu Holdings Ltd. ADR (Financials)	103,403
28,901	Hang Lung Properties Ltd. (Real Estate)	24,231
11,973	Hang Seng Bank Ltd. (Financials)	167,821
21,867	Henderson Land Development Co. Ltd. (Real Estate)	59,754
37,584	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	26,098
59,988	HKT Trust & HKT Ltd. (Communication Services)	76,909
152,047	Hong Kong & China Gas Co. Ltd. (Utilities)	121,223
19,521	Hong Kong Exchanges & Clearing Ltd. (Financials)	878,589
17,162	Hongkong Land Holdings Ltd. (Real Estate)	77,572
92,692	J&T Global Express Ltd. (Industrials)*(a)	76,523
3,279	Jardine Matheson Holdings Ltd. (Industrials)	130,799
42,350	Link REIT (Real Estate)	191,968
26,010	MTR Corp. Ltd. (Industrials)	84,955
2,180	Orient Overseas International Ltd. (Industrials)	29,183
22,655	Power Assets Holdings Ltd. (Utilities)	153,529
43,445	Prudential PLC (Financials)	397,916
162,892	Sino Biopharmaceutical Ltd. (Health Care)	67,448
55,959	Sino Land Co. Ltd. (Real Estate)	56,056
24,189	Sun Hung Kai Properties Ltd. (Real Estate)	226,446

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
6,805	Swire Pacific Ltd., Class A (Industrials)	$56,486
11,917	Swire Pacific Ltd., Class B (Industrials)	16,489
17,482	Swire Properties Ltd. (Real Estate)	34,620
22,661	Techtronic Industries Co. Ltd. (Industrials)	315,882
126,143	WH Group Ltd. (Consumer Staples)(b)	102,842
25,712	Wharf Real Estate Investment Co. Ltd. (Real Estate)	67,119

		5,361,056

Hungary – 0.1%
7,341	MOL Hungarian Oil & Gas PLC (Energy)	54,966
3,780	OTP Bank Nyrt (Financials)	233,793
2,308	Richter Gedeon Nyrt (Health Care)	64,685

		353,444

India – 5.3%
3,946	360 ONE WAM Ltd. (Financials)	45,019
880	ABB India Ltd. (Industrials)	49,634
1,147	ACC Ltd. (Materials)	23,838
5,989	Adani Energy Solutions Ltd. (Utilities)*	44,549
4,908	Adani Enterprises Ltd. (Industrials)	117,563
5,129	Adani Green Energy Ltd. (Utilities)*	45,391
12,038	Adani Ports & Special Economic Zone Ltd. (Industrials)	147,119
15,045	Adani Power Ltd. (Utilities)*	82,348
4,378	Adani Total Gas Ltd. (Utilities)	27,875
2,444	Adani Wilmar Ltd. (Consumer Staples)*	6,875
7,713	Aditya Birla Capital Ltd. (Financials)*	13,780
516	Alkem Laboratories Ltd. (Health Care)	27,398
10,062	Ambuja Cements Ltd. (Materials)	53,464
2,763	APL Apollo Tubes Ltd. (Materials)	45,436
1,682	Apollo Hospitals Enterprise Ltd. (Health Care)	116,343
23,847	Ashok Leyland Ltd. (Industrials)	58,032
6,764	Asian Paints Ltd. (Materials)	168,494
1,970	Astral Ltd. (Industrials)	30,106
7,598	AU Small Finance Bank Ltd. (Financials)(b)	49,120
4,689	Aurobindo Pharma Ltd. (Health Care)*	56,710

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
2,408	Avenue Supermarts Ltd. (Consumer Staples)*(b)	$93,673
37,867	Axis Bank Ltd. (Financials)	439,476
1,128	Bajaj Auto Ltd. (Consumer Discretionary)	101,875
4,417	Bajaj Finance Ltd. (Financials)	430,591
6,351	Bajaj Finserv Ltd. (Financials)	135,891
444	Bajaj Holdings & Investment Ltd. (Financials)	58,729
1,340	Balkrishna Industries Ltd. (Consumer Discretionary)	40,055
12,626	Bandhan Bank Ltd. (Financials)(b)	20,372
17,185	Bank of Baroda (Financials)	38,703
11,819	Bank of India (Financials)	12,853
15,870	Bank of Maharashtra (Financials)	8,417
4,061	Berger Paints India Ltd. (Materials)	22,673
1,522	Bharat Dynamics Ltd. (Industrials)	16,966
59,344	Bharat Electronics Ltd. (Industrials)	167,004
4,234	Bharat Forge Ltd. (Consumer Discretionary)	49,185
21,301	Bharat Heavy Electricals Ltd. (Industrials)	43,615
31,956	Bharat Petroleum Corp. Ltd. (Energy)	86,661
42,510	Bharti Airtel Ltd. (Communication Services)	762,815
1,230	Bharti Hexacom Ltd. (Communication Services)	18,335
7,435	Biocon Ltd. (Health Care)	25,699
144	Bosch Ltd. (Consumer Discretionary)	43,682
1,979	Britannia Industries Ltd. (Consumer Staples)	103,931
1,089	BSE Ltd. (Financials)	57,667
30,144	Canara Bank (Financials)	27,869
10,625	CG Power & Industrial Solutions Ltd. (Industrials)*	69,527
6,618	Cholamandalam Investment and Finance Co. Ltd. (Financials)	105,940
8,924	Cipla Ltd. (Health Care)	143,543
34,683	Coal India Ltd. (Energy)	146,396
1,182	Cochin Shipyard Ltd. (Industrials)(b)	17,136
1,088	Coforge Ltd. (Information Technology)	91,539
2,214	Colgate-Palmolive India Ltd. (Consumer Staples)	62,359
4,564	Container Corp. Of India Ltd. (Industrials)	32,531
1,986	Coromandel International Ltd. (Materials)	37,833
2,256	Cummins India Ltd. (Industrials)	70,074

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
9,834	Dabur India Ltd. (Consumer Staples)	$55,439
1,335	Dalmia Bharat Ltd. (Materials)	25,778
1,230	Deepak Nitrite Ltd. (Materials)	26,023
5,076	Delhivery Ltd. (Industrials)*	14,494
2,101	Divi’s Laboratories Ltd. (Health Care)	131,583
554	Dixon Technologies India Ltd. (Consumer Discretionary)	88,230
10,295	DLF Ltd. (Real Estate)	74,774
10,110	Dr Reddy’s Laboratories Ltd. (Health Care)	128,998
2,309	Eicher Motors Ltd. (Consumer Discretionary)	125,963
14,487	Embassy Office Parks REIT (Real Estate)	60,303
6,908	Exide Industries Ltd. (Consumer Discretionary)	27,457
29,673	Federal Bank Ltd. (Financials)	60,232
7,847	Fortis Healthcare Ltd. (Health Care)	54,945
17,018	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	30,884
44,815	GAIL India Ltd. (Utilities)	79,916
2,052	GE Vernova T&D India Ltd. (Industrials)	31,384
3,865	General Insurance Corp. of India (Financials)(b)	16,294
1,018	Gland Pharma Ltd. (Health Care)(b)	18,065
651	GlaxoSmithKline Pharmaceuticals Ltd. (Health Care)	18,416
2,254	Glenmark Pharmaceuticals Ltd. (Health Care)	32,944
41,010	GMR Airports Ltd. (Industrials)*	32,558
6,250	Godrej Consumer Products Ltd. (Consumer Staples)	71,793
2,460	Godrej Properties Ltd. (Real Estate)*	54,435
5,166	Grasim Industries Ltd. (Materials)	136,179
571	Gujarat Fluorochemicals Ltd. (Materials)	23,393
2,719	Gujarat Gas Ltd. (Utilities)	11,508
3,648	Havells India Ltd. (Industrials)	59,274
17,598	HCL Technologies Ltd. (Information Technology)	316,760
1,310	HDFC Asset Management Co. Ltd. (Financials)(b)	54,319
92,585	HDFC Bank Ltd. (Financials)	1,832,999
16,262	HDFC Life Insurance Co. Ltd. (Financials)(b)	113,086
2,166	Hero MotoCorp Ltd. (Consumer Discretionary)	91,119
24,221	Hindalco Industries Ltd. (Materials)	175,588

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
2,761	Hindustan Aeronautics Ltd. (Industrials)	$97,442
15,942	Hindustan Petroleum Corp. Ltd. (Energy)	53,517
14,633	Hindustan Unilever Ltd. (Consumer Staples)	366,269
3,878	Hindustan Zinc Ltd. (Materials)	17,320
174	Hitachi Energy India Ltd. (Industrials)	22,439
37	Honeywell Automation India Ltd. (Information Technology)	14,250
6,030	Housing & Urban Development Corp. Ltd. (Financials)	11,380
2,325	Hyundai Motor India Ltd. (Consumer Discretionary)*	45,964
84,989	ICICI Bank Ltd. (Financials)	1,169,496
3,919	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	75,732
6,367	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	40,136
88,563	IDFC First Bank Ltd. (Financials)*	59,097
4,027	Indian Bank (Financials)	23,507
14,080	Indian Hotels Co. Ltd. (Consumer Discretionary)	115,226
62,295	Indian Oil Corp. Ltd. (Energy)	80,795
4,995	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	38,300
29,620	Indian Railway Finance Corp. Ltd. (Financials)(b)	38,054
9,460	Indian Renewable Energy Development Agency Ltd. (Financials)*	16,867
11,630	Indraprastha Gas Ltd. (Utilities)	25,184
20,326	Indus Towers Ltd. (Communication Services)*	75,110
9,541	IndusInd Bank Ltd. (Financials)	107,956
1,143	Info Edge India Ltd. (Communication Services)	91,340
58,647	Infosys Ltd. (Information Technology)	1,131,135
3,009	InterGlobe Aviation Ltd. (Industrials)*(b)	153,961
49,560	ITC Ltd. (Consumer Staples)	223,718
5,049	Jindal Stainless Ltd. (Materials)	33,746
6,325	Jindal Steel & Power Ltd. (Materials)	61,885
50,904	Jio Financial Services Ltd. (Financials)*	120,774
8,418	JSW Energy Ltd. (Utilities)	44,647
4,172	JSW Infrastructure Ltd. (Industrials)	12,146
15,756	JSW Steel Ltd. (Materials)	171,184
6,345	Jubilant Foodworks Ltd. (Consumer Discretionary)	45,399
5,119	Kalyan Jewellers India Ltd. (Consumer Discretionary)	27,042

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
18,155	Kotak Mahindra Bank Ltd. (Financials)	$394,818
2,465	KPIT Technologies Ltd. (Information Technology)	33,731
452	L&T Technology Services Ltd. (Industrials)(b)	23,416
11,151	Larsen & Toubro Ltd. (Industrials)	403,184
3,678	Life Insurance Corp. of India (Financials)	31,125
326	Linde India Ltd. (Materials)	22,082
1,572	Lloyds Metals & Energy Ltd. (Materials)	18,344
1,529	LTIMindtree Ltd. (Information Technology)(b)	81,531
3,992	Lupin Ltd. (Health Care)	86,892
4,004	Macrotech Developers Ltd. (Real Estate)(b)	51,748
9,578	Mahindra & Mahindra Financial Services Ltd. (Financials)	29,619
14,721	Mahindra & Mahindra Ltd. (Consumer Discretionary)	434,899
929	MakeMyTrip Ltd. (Consumer Discretionary)*	89,426
1,840	Mankind Pharma Ltd. (Health Care)*	48,166
8,672	Marico Ltd. (Consumer Staples)	59,522
2,190	Maruti Suzuki India Ltd. (Consumer Discretionary)	298,975
3,675	Max Financial Services Ltd. (Financials)*	41,918
12,300	Max Healthcare Institute Ltd. (Health Care)	137,487
948	Mazagon Dock Shipbuilders Ltd. (Industrials)	23,087
2,387	Motilal Oswal Financial Services Ltd. (Financials)	16,054
1,388	Mphasis Ltd. (Information Technology)	35,646
37	MRF Ltd. (Consumer Discretionary)	44,556
1,771	Muthoot Finance Ltd. (Financials)	43,166
5,965	Nestle India Ltd. (Consumer Staples)	149,265
45,798	NHPC Ltd. (Utilities)	38,155
57,267	NMDC Ltd. (Materials)	40,890
12,150	NTPC Green Energy Ltd. (Utilities)*	12,118
78,609	NTPC Ltd. (Utilities)	279,791
1,950	Oberoi Realty Ltd. (Real Estate)	33,082
64,340	Oil & Natural Gas Corp. Ltd. (Energy)	165,622
9,004	Oil India Ltd. (Energy)	35,263
4,877	One 97 Communications Ltd. (Financials)*	39,848

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
361	Oracle Financial Services Software Ltd. (Information Technology)	$32,030
85	Page Industries Ltd. (Consumer Discretionary)	39,357
1,790	Patanjali Foods Ltd. (Consumer Staples)	36,014
3,927	PB Fintech Ltd. (Financials)*	65,684
1,658	Persistent Systems Ltd. (Information Technology)	100,497
9,934	Petronet LNG Ltd. (Energy)	32,162
3,108	Phoenix Mills Ltd. (The) (Real Estate)	54,986
1,343	PI Industries Ltd. (Materials)	46,258
2,531	Pidilite Industries Ltd. (Materials)	76,878
725	Polycab India Ltd. (Industrials)	39,052
24,127	Power Finance Corp. Ltd. (Financials)	100,447
75,197	Power Grid Corp. of India Ltd. (Utilities)	215,570
2,288	Prestige Estates Projects Ltd. (Real Estate)	29,458
159	Procter & Gamble Hygiene & Health Care Ltd. (Consumer Staples)	24,607
36,589	Punjab National Bank (Financials)	36,541
9,407	Rail Vikas Nigam Ltd. (Industrials)	35,734
20,720	REC Ltd. (Financials)	85,315
111,886	Reliance Industries Ltd. (Energy)	1,534,499
44,455	Samvardhana Motherson International Ltd. (Consumer Discretionary)	60,248
4,866	SBI Cards & Payment Services Ltd. (Financials)	46,645
7,407	SBI Life Insurance Co. Ltd. (Financials)(b)	121,089
672	Schaeffler India Ltd. (Industrials)	23,509
165	Shree Cement Ltd. (Materials)	51,448
19,855	Shriram Finance Ltd. (Financials)	140,068
1,479	Siemens Ltd. (Industrials)	78,147
11,811	SJVN Ltd. (Utilities)	11,353
404	Solar Industries India Ltd. (Materials)	40,216
6,571	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(b)	37,089
2,426	SRF Ltd. (Materials)	77,501
29,658	State Bank of India (Financials)	233,458
24,020	Steel Authority of India Ltd. (Materials)	28,828
17,912	Sun Pharmaceutical Industries Ltd. (Health Care)	326,138

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,061	Sundaram Finance Ltd. (Financials)	$55,021
975	Supreme Industries Ltd. (Materials)	37,093
164,173	Suzlon Energy Ltd. (Industrials)*	93,265
3,232	Swiggy Ltd. (Consumer Discretionary)*	12,360
1,863	Tata Communications Ltd. (Communication Services)	28,795
16,695	Tata Consultancy Services Ltd. (Information Technology)	664,576
9,998	Tata Consumer Products Ltd. (Consumer Staples)	110,110
581	Tata Elxsi Ltd. (Information Technology)	35,928
33,649	Tata Motors Ltd. (Consumer Discretionary)	238,667
28,197	Tata Power Co. Ltd. (The) (Utilities)	109,303
134,131	Tata Steel Ltd. (Materials)	210,308
1,091	Tata Technologies Ltd. (Information Technology)	8,375
10,327	Tech Mahindra Ltd. (Information Technology)	175,593
614	Thermax Ltd. (Industrials)	22,794
6,181	Titan Co. Ltd. (Consumer Discretionary)	217,368
1,538	Torrent Pharmaceuticals Ltd. (Health Care)	51,817
2,671	Torrent Power Ltd. (Utilities)	38,551
3,012	Trent Ltd. (Consumer Discretionary)	166,997
1,674	Tube Investments of India Ltd. (Consumer Discretionary)	47,102
3,810	TVS Motor Co. Ltd. (Consumer Discretionary)	96,900
1,911	UltraTech Cement Ltd. (Materials)	221,196
24,633	Union Bank of India Ltd. (Financials)	31,557
1,148	United Breweries Ltd. (Consumer Staples)	25,532
4,941	United Spirits Ltd. (Consumer Staples)	72,528
2,969	UNO Minda Ltd. (Consumer Discretionary)	28,023
8,637	UPL Ltd. (Materials)	62,475
21,872	Varun Beverages Ltd. (Consumer Staples)	108,993
573	Vedant Fashions Ltd. (Consumer Discretionary)	5,521
26,636	Vedanta Ltd. (Materials)	120,161
346,470	Vodafone Idea Ltd. (Communication Services)*	29,894
3,832	Voltas Ltd. (Industrials)	57,810
46,634	Wipro Ltd. (Information Technology)	147,970

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
262,944	Yes Bank Ltd. (Financials)*	$50,333
112,871	Zomato Ltd. (Consumer Discretionary)*	286,487
4,199	Zydus Lifesciences Ltd. (Health Care)	42,065

		24,294,580

Indonesia – 0.4%
103,067	Adaro Minerals Indonesia Tbk PT (Materials)*	4,818
182,881	Alamtri Resources Indonesia Tbk PT (Energy)	22,833
207,034	Amman Mineral Internasional PT (Materials)*	81,790
335,459	Astra International Tbk PT (Industrials)	91,654
854,306	Bank Central Asia Tbk PT (Financials)	434,109
603,827	Bank Mandiri Persero Tbk PT (Financials)	167,527
247,703	Bank Negara Indonesia Persero Tbk PT (Financials)	60,208
1,167,709	Bank Rakyat Indonesia Persero Tbk PT (Financials)	236,641
421,170	Barito Pacific Tbk PT (Materials)	19,941
259,520	Barito Renewables Energy Tbk PT (Utilities)	95,872
114,124	Chandra Asri Pacific Tbk PT (Materials)	46,118
121,161	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	30,619
352,765	Dayamitra Telekomunikasi PT (Communication Services)	12,979
25,800	Dian Swastatika Sentosa Tbk PT (Energy)*	48,044
12,530,058	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	56,680
42,485	Indah Kiat Pulp & Paper Tbk PT (Materials)	12,043
37,729	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	23,780
72,827	Indofood Sukses Makmur Tbk PT (Consumer Staples)	31,296
82,432	Indosat Tbk PT (Communication Services)	7,358
315,440	Kalbe Farma Tbk PT (Health Care)	20,547
163,775	Merdeka Battery Materials Tbk PT (Materials)*	3,240
25,019	Pantai Indah Kapuk Dua Tbk PT (Materials)	16,599
27,800	Petrindo Jaya Kreasi Tbk PT (Energy)*	11,234
318,488	Sarana Menara Nusantara Tbk PT (Communication Services)	9,989
313,094	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	41,544

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
788,588	Telkom Indonesia Persero Tbk PT (Communication Services)	$111,772
95,413	Unilever Indonesia Tbk PT (Consumer Staples)	5,841
23,464	United Tractors Tbk PT (Energy)	31,630
32,825	Vale Indonesia Tbk PT (Materials)*	5,761

		1,742,467

Ireland – 0.2%
3,064	AerCap Holdings NV (Industrials)	315,898
29,771	AIB Group PLC (Financials)	208,373
16,489	Bank of Ireland Group PLC (Financials)	194,465
2,473	Kerry Group PLC, Class A (Consumer Staples)	260,536
2,544	Kingspan Group PLC (Industrials)	209,147

		1,188,419

Israel – 0.7%
900	Airport City Ltd. (Real Estate)*	14,846
3,368	Amot Investments Ltd. (Real Estate)	18,297
607	Azrieli Group Ltd. (Real Estate)	46,522
22,147	Bank Hapoalim BM (Financials)	302,305
24,346	Bank Leumi Le-Israel BM (Financials)	323,391
33,256	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	55,089
203	Big Shopping Centers Ltd. (Real Estate)*	30,897
412	Camtek Ltd. (Information Technology)	32,057
1,116	Cellebrite DI Ltd. (Information Technology)*	20,713
1,398	Check Point Software Technologies Ltd. (Information Technology)*	307,924
156	Delek Group Ltd. (Energy)	26,128
412	Elbit Systems Ltd. (Industrials)	125,390
4,046	Energix-Renewable Energies Ltd. (Utilities)	12,997
1,927	Enlight Renewable Energy Ltd. (Utilities)*	33,377
103	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	13,793
860	First International Bank Of Israel Ltd. (The) (Financials)	45,981
1,607	Global-e Online Ltd. (Consumer Discretionary)*	68,490
1,719	Harel Insurance Investments & Financial Services Ltd. (Financials)	28,748
11,616	ICL Group Ltd. (Materials)	70,692

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
59	Israel Corp. Ltd. (Materials)	$17,683
20,554	Israel Discount Bank Ltd., Class A (Financials)	159,243
418	Melisron Ltd. (Real Estate)	37,078
292	Menora Mivtachim Holdings Ltd. (Financials)	13,859
9,733	Mivne Real Estate KD Ltd. (Real Estate)	29,265
2,501	Mizrahi Tefahot Bank Ltd. (Financials)	117,594
1,051	Nice Ltd. (Information Technology)*	152,719
477	Nova Ltd. (Information Technology)*	116,594
1,585	OPC Energy Ltd. (Utilities)*	14,434
3,757	Phoenix Financial Ltd. (Financials)	67,946
1,242	Plus500 Ltd. (Financials)	43,851
2,213	Shapir Engineering and Industry Ltd. (Industrials)*	15,823
4,358	Shufersal Ltd. (Consumer Staples)	45,160
780	Strauss Group Ltd. (Consumer Staples)	17,481
18,517	Teva Pharmaceutical Industries Ltd. (Health Care)*	307,043
1,827	Tower Semiconductor Ltd. (Information Technology)*	77,425
878	Wix.com Ltd. (Information Technology)*	176,206
1,578	ZIM Integrated Shipping Services Ltd. (Industrials)(a)	31,907

		3,018,948

Italy – 1.8%
25,835	A2A SpA (Utilities)	58,815
2,178	Amplifon SpA (Health Care)	55,246
3,372	Banca Mediolanum SpA (Financials)	47,659
22,864	Banco BPM SpA (Financials)	228,750
9,433	Davide Campari-Milano NV (Consumer Staples)	56,174
125,433	Enel SpA (Utilities)	920,849
36,249	Eni SpA (Energy)	522,282
2,132	Ferrari NV (Consumer Discretionary)	997,776
10,137	FinecoBank Banca Fineco SpA (Financials)	189,343
17,056	Generali (Financials)	563,012
5,169	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	52,037
253,401	Intesa Sanpaolo SpA (Financials)	1,247,321
6,653	Leonardo SpA (Industrials)	266,801
9,612	Mediobanca Banca di Credito Finanziario SpA (Financials)	171,440
3,543	Moncler SpA (Consumer Discretionary)	243,634

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
8,074	Nexi SpA (Financials)*(b)	$42,489
4,188	Pirelli & C SpA (Consumer Discretionary)(b)	26,281
7,574	Poste Italiane SpA (Financials)(b)	122,290
8,512	PRADA SpA (Consumer Discretionary)	72,461
4,509	Prysmian SpA (Industrials)	267,481
1,622	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	91,598
7,656	Ryanair Holdings PLC ADR (Industrials)	371,546
34,020	Snam SpA (Utilities)	164,485
178,965	Telecom Italia SpA (Communication Services)*	50,384
100,152	Telecom Italia SpA-RSP (Communication Services)*	32,237
23,311	Terna - Rete Elettrica Nazionale (Utilities)	195,402
24,521	UniCredit SpA (Financials)	1,290,649

		8,348,442

Japan – 15.1%
1,522	ABC-Mart, Inc. (Consumer Discretionary)	29,062
5,922	Acom Co. Ltd. (Financials)	15,263
11,985	Advantest Corp. (Information Technology)	645,478
13,007	Aeon Co. Ltd. (Consumer Staples)(a)	317,979
1,430	Aeon Mall Co. Ltd. (Real Estate)(a)	19,292
3,382	AGC, Inc. (Industrials)	100,857
3,358	Air Water, Inc. (Materials)	41,514
7,260	Aisin Corp. (Consumer Discretionary)	85,201
8,191	Ajinomoto Co., Inc. (Consumer Staples)	326,401
3,116	Alfresa Holdings Corp. (Health Care)	41,231
4,912	Amada Co. Ltd. (Industrials)	46,693
7,422	ANA Holdings, Inc. (Industrials)(a)	140,368
23,721	Asahi Group Holdings Ltd. (Consumer Staples)	293,256
3,544	Asahi Intecc Co. Ltd. (Health Care)	57,430
22,555	Asahi Kasei Corp. (Materials)	152,891
10,312	Asics Corp. (Consumer Discretionary)	228,144
29,674	Astellas Pharma, Inc. (Health Care)	286,313
8,684	Azbil Corp. (Information Technology)	65,723
9,632	Bandai Namco Holdings, Inc. (Consumer Discretionary)	319,586
2,145	BayCurrent Consulting, Inc. (Industrials)	90,585

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,108	Bridgestone Corp. (Consumer Discretionary)	$352,848
4,177	Brother Industries Ltd. (Information Technology)	79,842
1,289	Calbee, Inc. (Consumer Staples)	24,361
14,725	Canon, Inc. (Information Technology)(a)	494,726
5,558	Capcom Co. Ltd. (Communication Services)	136,502
15,475	Central Japan Railway Co. (Industrials)	304,222
12,144	Chiba Bank Ltd. (The) (Financials)	109,034
12,026	Chubu Electric Power Co., Inc. (Utilities)	126,608
10,424	Chugai Pharmaceutical Co. Ltd. (Health Care)	517,897
2,331	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	38,091
18,627	Concordia Financial Group Ltd. (Financials)	107,909
634	Cosmos Pharmaceutical Corp. (Consumer Staples)	29,631
6,867	CyberAgent, Inc. (Communication Services)	50,764
7,090	Dai Nippon Printing Co. Ltd. (Industrials)	102,425
5,681	Daifuku Co. Ltd. (Industrials)	146,799
15,235	Dai-ichi Life Holdings, Inc. (Financials)	446,349
31,337	Daiichi Sankyo Co. Ltd. (Health Care)	716,803
4,419	Daikin Industries Ltd. (Industrials)	460,389
996	Daito Trust Construction Co. Ltd. (Real Estate)	103,272
10,298	Daiwa House Industry Co. Ltd. (Real Estate)	337,310
37	Daiwa House REIT Investment Corp. REIT (Real Estate)	60,793
23,766	Daiwa Securities Group, Inc. (Financials)	165,043
27,089	Denso Corp. (Consumer Discretionary)	347,836
3,304	Dentsu Group, Inc. (Communication Services)	68,077
1,481	Disco Corp. (Information Technology)	369,230
18,164	East Japan Railway Co. (Industrials)	357,747
7,667	Ebara Corp. (Industrials)	125,871
4,697	Eisai Co. Ltd. (Health Care)	134,307
2,791	Electric Power Development Co. Ltd. (Utilities)	47,765
46,210	ENEOS Holdings, Inc. (Energy)	244,979
15,227	FANUC Corp. (Industrials)	435,404

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,874	Fast Retailing Co. Ltd. (Consumer Discretionary)	$867,187
2,262	Fuji Electric Co. Ltd. (Industrials)	99,069
15,237	FUJIFILM Holdings Corp. (Information Technology)	306,166
4,000	Fujikura Ltd. (Industrials)	162,978
29,773	Fujitsu Ltd. (Information Technology)	568,808
3,040	Fukuoka Financial Group, Inc. (Financials)	79,160
79	GLP J REIT (Real Estate)	67,155
729	GMO Payment Gateway, Inc. (Financials)	36,190
3,634	Hakuhodo DY Holdings, Inc. (Communication Services)	25,682
4,642	Hamamatsu Photonics KK (Information Technology)	47,993
3,923	Hankyu Hanshin Holdings, Inc. (Industrials)	102,256
4,230	Haseko Corp. (Consumer Discretionary)	55,452
319	Hikari Tsushin, Inc. (Industrials)	80,271
486	Hirose Electric Co. Ltd. (Information Technology)	56,148
1,716	Hitachi Construction Machinery Co. Ltd. (Industrials)	44,217
72,331	Hitachi Ltd. (Industrials)	1,799,935
75,735	Honda Motor Co. Ltd. (Consumer Discretionary)	700,082
1,797	Hoshizaki Corp. (Industrials)	71,954
5,556	Hoya Corp. (Health Care)	645,026
8,433	Hulic Co. Ltd. (Real Estate)	78,457
2,069	Ibiden Co. Ltd. (Information Technology)	55,701
15,787	Idemitsu Kosan Co. Ltd. (Energy)	106,176
2,435	IHI Corp. (Industrials)	141,080
2,656	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	39,577
14,004	Inpex Corp. (Energy)	177,170
5,630	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	84,658
10,031	Isuzu Motors Ltd. (Consumer Discretionary)	131,299
20,343	ITOCHU Corp. (Industrials)	900,278
4,142	J Front Retailing Co. Ltd. (Consumer Discretionary)	53,543
7,133	Japan Airlines Co. Ltd. (Industrials)(a)	122,193
17,566	Japan Exchange Group, Inc. (Financials)	183,884
116	Japan Metropolitan Fund Invest REIT (Real Estate)	71,126
6,402	Japan Post Bank Co. Ltd. (Financials)	64,043
32,392	Japan Post Holdings Co. Ltd. (Financials)	342,954

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,032	Japan Post Insurance Co. Ltd. (Financials)	$58,570
115	Japan Real Estate Investment Corp. REIT (Real Estate)	82,418
18,110	Japan Tobacco, Inc. (Consumer Staples)	450,662
9,702	JFE Holdings, Inc. (Materials)	120,587
7,350	Kajima Corp. (Industrials)	151,882
15,479	Kansai Electric Power Co., Inc. (The) (Utilities)	177,958
2,542	Kansai Paint Co. Ltd. (Materials)	36,040
7,506	Kao Corp. (Consumer Staples)	322,564
2,596	Kawasaki Heavy Industries Ltd. (Industrials)	129,029
6,292	Kawasaki Kisen Kaisha Ltd. (Industrials)(a)	91,064
24,393	KDDI Corp. (Communication Services)	792,192
1,825	Keio Corp. (Industrials)	46,747
7,869	Keisei Electric Railway Co. Ltd. (Industrials)	74,855
1,711	Kewpie Corp. (Consumer Staples)	32,149
3,055	Keyence Corp. (Information Technology)	1,204,403
12,769	Kikkoman Corp. (Consumer Staples)	123,161
3,140	Kintetsu Group Holdings Co. Ltd. (Industrials)	70,387
13,551	Kirin Holdings Co. Ltd. (Consumer Staples)	182,230
842	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	30,731
2,347	Kobe Bussan Co. Ltd. (Consumer Staples)	51,941
1,878	Koei Tecmo Holdings Co. Ltd. (Communication Services)	25,192
3,380	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	42,537
2,250	Kokusai Electric Corp. (Information Technology)	45,494
14,490	Komatsu Ltd. (Industrials)	429,426
1,589	Konami Group Corp. (Communication Services)	192,911
556	Kose Corp. (Consumer Staples)	23,351
15,458	Kubota Corp. (Industrials)	189,821
4,789	Kuraray Co. Ltd. (Materials)	59,634
1,868	Kurita Water Industries Ltd. (Industrials)	59,575
22,110	Kyocera Corp. (Information Technology)	243,409
4,132	Kyowa Kirin Co. Ltd. (Health Care)	58,116
7,675	Kyushu Electric Power Co., Inc. (Utilities)	67,101
2,334	Kyushu Railway Co. (Industrials)	55,851

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,302	Lasertec Corp. (Information Technology)	$115,516
4,623	Lixil Corp. (Industrials)(a)	52,321
43,429	LY Corp. (Communication Services)	145,911
6,792	M3, Inc. (Health Care)	79,415
4,053	Makita Corp. (Industrials)	131,465
27,159	Marubeni Corp. (Industrials)	423,078
2,953	Marui Group Co. Ltd. (Financials)	50,763
5,902	MatsukiyoCocokara & Co. (Consumer Staples)	89,414
9,558	Mazda Motor Corp. (Consumer Discretionary)	63,934
1,417	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	53,504
15,176	Mebuki Financial Group, Inc. (Financials)	63,727
3,048	Medipal Holdings Corp. (Health Care)	44,376
4,004	MEIJI Holdings Co. Ltd. (Consumer Staples)	81,836
6,433	MINEBEA MITSUMI, Inc. (Industrials)	98,227
4,727	MISUMI Group, Inc. (Industrials)	76,114
23,666	Mitsubishi Chemical Group Corp. (Materials)	119,543
54,899	Mitsubishi Corp. (Industrials)	909,488
31,656	Mitsubishi Electric Corp. (Industrials)	484,624
18,831	Mitsubishi Estate Co. Ltd. (Real Estate)	274,727
3,009	Mitsubishi Gas Chemical Co., Inc. (Materials)	45,765
13,827	Mitsubishi HC Capital, Inc. (Financials)	92,672
52,817	Mitsubishi Heavy Industries Ltd. (Industrials)	696,422
10,771	Mitsubishi Motors Corp. (Consumer Discretionary)(a)	29,791
189,581	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,394,058
46,265	Mitsui & Co. Ltd. (Industrials)	858,095
2,952	Mitsui Chemicals, Inc. (Materials)	65,683
44,090	Mitsui Fudosan Co. Ltd. (Real Estate)	380,351
6,003	Mitsui OSK Lines Ltd. (Industrials)(a)	220,768
41,221	Mizuho Financial Group, Inc. (Financials)	1,142,574
4,101	MonotaRO Co. Ltd. (Industrials)	68,729
21,201	MS&AD Insurance Group Holdings, Inc. (Financials)	440,354
29,429	Murata Manufacturing Co. Ltd. (Information Technology)	498,083

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
4,119	NEC Corp. (Information Technology)	$395,377
7,403	Nexon Co. Ltd. (Communication Services)	99,406
3,904	NGK Insulators Ltd. (Industrials)	48,381
1,611	NH Foods Ltd. (Consumer Staples)	48,556
1,807	Nichirei Corp. (Consumer Staples)	41,465
15,936	NIDEC Corp. (Industrials)	283,886
4,309	Nikon Corp. (Consumer Discretionary)	44,678
18,820	Nintendo Co. Ltd. (Communication Services)	1,393,750
135	Nippon Building Fund, Inc. REIT (Real Estate)	111,444
3,619	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	63,881
14,774	Nippon Paint Holdings Co. Ltd. (Materials)	109,167
38	Nippon Prologis REIT, Inc. REIT (Real Estate)	62,486
3,100	Nippon Sanso Holdings Corp. (Materials)	93,785
16,380	Nippon Steel Corp. (Materials)(a)	361,850
875,443	Nippon Telegraph & Telephone Corp. (Communication Services)	844,682
2,689	Nippon Television Holdings, Inc. (Communication Services)	49,883
7,412	Nippon Yusen KK (Industrials)	259,158
2,169	Nissan Chemical Corp. (Materials)	62,165
36,531	Nissan Motor Co. Ltd. (Consumer Discretionary)	104,263
4,245	Nisshin Seifun Group, Inc. (Consumer Staples)	47,480
3,028	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	60,924
2,591	Niterra Co. Ltd. (Consumer Discretionary)	75,515
1,360	Nitori Holdings Co. Ltd. (Consumer Discretionary)	140,021
11,390	Nitto Denko Corp. (Materials)	221,307
50,083	Nomura Holdings, Inc. (Financials)	321,712
1,715	Nomura Real Estate Holdings, Inc. (Real Estate)	48,641
71	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	66,055
6,450	Nomura Research Institute Ltd. (Information Technology)	213,024
10,310	NTT Data Group Corp. (Information Technology)	189,992
11,485	Obayashi Corp. (Industrials)	154,180

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
478	OBIC Business Consultants Co. Ltd. (Information Technology)	$22,851
5,405	Obic Co. Ltd. (Information Technology)	154,552
5,272	Odakyu Electric Railway Co. Ltd. (Industrials)	51,935
15,426	Oji Holdings Corp. (Materials)	63,446
19,330	Olympus Corp. (Health Care)	262,573
3,112	Omron Corp. (Information Technology)	93,074
6,605	Ono Pharmaceutical Co. Ltd. (Health Care)(a)	71,136
1,243	Open House Group Co. Ltd. (Consumer Discretionary)	45,284
553	Oracle Corp. Japan (Information Technology)	52,311
17,798	Oriental Land Co. Ltd. (Consumer Discretionary)	364,475
18,496	ORIX Corp. (Financials)	379,015
46	Orix JREIT, Inc. REIT (Real Estate)	51,984
6,824	Osaka Gas Co. Ltd. (Utilities)	156,409
3,651	Otsuka Corp. (Information Technology)	79,491
7,155	Otsuka Holdings Co. Ltd. (Health Care)	347,791
6,346	Pan Pacific International Holdings Corp. (Consumer Discretionary)	167,520
36,900	Panasonic Holdings Corp. (Consumer Discretionary)	456,307
30,583	Persol Holdings Co. Ltd. (Industrials)	47,571
23,585	Rakuten Group, Inc. (Consumer Discretionary)*	144,097
24,819	Recruit Holdings Co. Ltd. (Industrials)	1,449,333
26,942	Renesas Electronics Corp. (Information Technology)	440,616
36,328	Resona Holdings, Inc. (Financials)	280,605
2,938	Resonac Holdings Corp. (Materials)	67,555
8,798	Ricoh Co. Ltd. (Information Technology)	94,843
1,809	Rinnai Corp. (Consumer Discretionary)	41,151
5,833	Rohm Co. Ltd. (Information Technology)	57,635
3,269	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	47,084
4,276	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	112,167
2,700	Sanrio Co. Ltd. (Consumer Discretionary)	113,343
5,254	Santen Pharmaceutical Co. Ltd. (Health Care)	48,550

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,100	Sanwa Holdings Corp. (Industrials)	$100,059
4,510	SBI Holdings, Inc. (Financials)	129,648
1,548	SCREEN Holdings Co. Ltd. (Information Technology)	109,607
2,381	SCSK Corp. (Information Technology)	59,061
6,900	Secom Co. Ltd. (Industrials)	235,670
2,570	Sega Sammy Holdings, Inc. (Consumer Discretionary)	49,219
3,704	Seibu Holdings, Inc. (Industrials)	77,622
4,569	Seiko Epson Corp. (Information Technology)	76,769
6,266	Sekisui Chemical Co. Ltd. (Industrials)	106,218
9,920	Sekisui House Ltd. (Consumer Discretionary)	223,158
37,328	Seven & i Holdings Co. Ltd. (Consumer Staples)	531,081
7,522	SG Holdings Co. Ltd. (Industrials)	76,495
4,606	Sharp Corp. (Consumer Discretionary)*	30,048
4,554	Shimadzu Corp. (Information Technology)	119,671
784	Shimamura Co. Ltd. (Consumer Discretionary)	44,695
1,304	Shimano, Inc. (Consumer Discretionary)	176,656
9,006	Shimizu Corp. (Industrials)	82,383
31,463	Shin-Etsu Chemical Co. Ltd. (Materials)	937,867
1,058	Shinko Electric Industries Co. Ltd. (Information Technology)*	41,437
12,419	Shionogi & Co. Ltd. (Health Care)	184,849
6,504	Shiseido Co. Ltd. (Consumer Staples)	117,223
7,511	Shizuoka Financial Group, Inc. (Financials)	75,760
936	SMC Corp. (Industrials)	335,406
456,440	SoftBank Corp. (Communication Services)	647,276
16,203	SoftBank Group Corp. (Communication Services)	889,528
5,882	Sohgo Security Services Co. Ltd. (Industrials)	41,979
3,712	Sojitz Corp. (Industrials)	80,918
15,086	Sompo Holdings, Inc. (Financials)	442,985
98,345	Sony Group Corp. (Consumer Discretionary)	2,440,107
1,463	Square Enix Holdings Co. Ltd. (Communication Services)	68,842
2,478	Stanley Electric Co. Ltd. (Consumer Discretionary)	39,835

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,293	Subaru Corp. (Consumer Discretionary)	$169,802
1,700	Sugi Holdings Co. Ltd. (Consumer Staples)	30,476
5,655	SUMCO Corp. (Information Technology)	42,630
23,779	Sumitomo Chemical Co. Ltd. (Materials)	55,654
19,056	Sumitomo Corp. (Industrials)	424,127
12,114	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	210,495
2,701	Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	81,678
1,904	Sumitomo Heavy Industries Ltd. (Industrials)	38,347
4,257	Sumitomo Metal Mining Co. Ltd. (Materials)	92,601
63,754	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,604,268
10,749	Sumitomo Mitsui Trust Group, Inc. (Financials)	272,835
7,067	Sumitomo Realty & Development Co. Ltd. (Real Estate)	244,141
2,908	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	33,490
1,127	Sundrug Co. Ltd. (Consumer Staples)	30,850
2,080	Suntory Beverage & Food Ltd. (Consumer Staples)	66,405
26,374	Suzuki Motor Corp. (Consumer Discretionary)	318,704
7,912	Sysmex Corp. (Health Care)	142,127
8,974	T&D Holdings, Inc. (Financials)	186,692
2,771	Taisei Corp. (Industrials)	124,230
24,972	Takeda Pharmaceutical Co. Ltd. (Health Care)	718,197
2,236	TBS Holdings, Inc. (Communication Services)	60,554
31,510	TDK Corp. (Information Technology)	331,629
23,361	Terumo Corp. (Health Care)	412,823
3,514	TIS, Inc. (Information Technology)	97,239
3,469	Tobu Railway Co. Ltd. (Industrials)	59,783
729	Toei Animation Co. Ltd. (Communication Services)	15,940
1,789	Toho Co. Ltd. (Communication Services)	84,123
7,662	Tohoku Electric Power Co., Inc. (Utilities)	54,505
30,799	Tokio Marine Holdings, Inc. (Financials)	1,082,599
2,724	Tokyo Century Corp. (Financials)	26,699
24,757	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	62,921

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
7,414	Tokyo Electron Ltd. (Information Technology)	$1,088,522
5,560	Tokyo Gas Co. Ltd. (Utilities)	174,664
4,700	Tokyo Metro Co. Ltd. (Industrials)*	55,111
9,148	Tokyu Corp. (Industrials)	105,233
9,875	Tokyu Fudosan Holdings Corp. (Real Estate)	63,885
4,319	TOPPAN Holdings, Inc. (Industrials)	126,737
25,124	Toray Industries, Inc. (Materials)	166,054
4,979	Tosoh Corp. (Materials)	67,600
2,537	TOTO Ltd. (Industrials)	65,944
1,517	Toyo Suisan Kaisha Ltd. (Consumer Staples)	89,493
2,759	Toyota Industries Corp. (Industrials)	236,820
182,881	Toyota Motor Corp. (Consumer Discretionary)	3,263,327
11,610	Toyota Tsusho Corp. (Industrials)	192,222
2,197	Trend Micro, Inc. (Information Technology)	160,224
627	Tsuruha Holdings, Inc. (Consumer Staples)	38,179
20,595	Unicharm Corp. (Consumer Staples)	154,365
52	United Urban Investment Corp. REIT (Real Estate)	51,208
6,588	USS Co. Ltd. (Consumer Discretionary)	59,937
7,501	West Japan Railway Co. (Industrials)	148,233
4,410	Yakult Honsha Co. Ltd. (Consumer Staples)	88,554
10,783	Yamada Holdings Co. Ltd. (Consumer Discretionary)	30,840
6,282	Yamaha Corp. (Consumer Discretionary)	46,001
14,340	Yamaha Motor Co. Ltd. (Consumer Discretionary)	117,046
4,419	Yamato Holdings Co. Ltd. (Industrials)	56,112
2,200	Yamazaki Baking Co. Ltd. (Consumer Staples)	39,505
3,949	Yaskawa Electric Corp. (Industrials)	105,686
3,977	Yokogawa Electric Corp. (Information Technology)	75,254
2,183	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	48,384
1,421	Zensho Holdings Co. Ltd. (Consumer Discretionary)	71,524
1,943	ZOZO, Inc. (Consumer Discretionary)	60,406

		69,304,809

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Jordan – 0.0%
2,620	Hikma Pharmaceuticals PLC (Health Care)	$71,258

Kuwait – 0.3%
24,937	Agility Public Warehousing Co. KSC (Industrials)	22,046
16,944	Al Ahli Bank of Kuwait KSCP (Financials)	17,778
22,888	Boubyan Bank KSCP (Financials)	49,660
21,071	Burgan Bank SAK (Financials)	15,421
38,233	Gulf Bank KSCP (Financials)	42,591
185,299	Kuwait Finance House KSCP (Financials)	480,649
11,130	Mabanee Co KPSC (Real Estate)	29,808
34,854	Mobile Telecommunications Co. KSCP (Communication Services)	55,419
128,141	National Bank of Kuwait SAKP (Financials)	427,413

		1,140,785

Luxembourg – 0.1%
7,619	ArcelorMittal (Materials)	217,428
10,597	CVC Capital Partners PLC (Financials)*(b)	241,688
2,248	Reinet Investments SCA (Financials)	55,515
6,901	Zabka Group SA (Consumer Staples)*	39,388

		554,019

Macau – 0.0%
30,890	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	126,714
40,289	Sands China Ltd. (Consumer Discretionary)*	92,219

		218,933

Mexico – 0.5%
510,272	America Movil SAB de CV, Series B (Communication Services)	363,140
7,747	Arca Continental SAB de CV (Consumer Staples)	80,110
29,202	Becle SAB de CV (Consumer Staples)	25,163
251,169	Cemex SAB de CV, Series CPO (Materials)	154,522
8,726	Coca-Cola Femsa SAB de CV (Consumer Staples)	77,788
3,079	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	15,143
47,677	Fibra Uno Administracion SA de CV REIT (Real Estate)	51,766
29,209	Fomento Economico Mexicano SAB de CV (Consumer Staples)	274,583
3,061	Fresnillo PLC (Materials)	28,618

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
3,003	Gruma SAB de CV, Class B (Consumer Staples)	$51,915
6,295	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	118,802
3,022	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	81,784
22,616	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	60,733
8,125	Grupo Carso SAB de CV, Series A1 (Industrials)	47,125
7,508	Grupo Comercial Chedraui SA de CV (Consumer Staples)(a)	43,030
47,910	Grupo Financiero Banorte SAB de CV, Class O (Financials)	338,015
32,544	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	75,425
51,892	Grupo Mexico SAB de CV, Series B (Materials)	244,250
3,118	Industrias Penoles SAB de CV (Materials)*	47,758
26,629	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	39,873
17,160	Prologis Property Mexico SA de CV REIT (Real Estate)	54,340
82,775	Wal-Mart de Mexico SAB de CV (Consumer Staples)	219,260

		2,493,143

Netherlands – 2.2%
499	Adyen NV (Financials)*(b)	903,614
977	Argenx SE ADR (Health Care)*	610,303
751	ASM International NV (Information Technology)	400,830
6,303	ASML Holding NV (Information Technology)	4,448,307
1,555	EXOR NV (Financials)	151,370
1,841	Heineken Holding NV (Consumer Staples)	135,269
4,775	Heineken NV (Consumer Staples)	403,239
50,637	ING Groep NV (Financials)	902,846
15,032	Koninklijke Ahold Delhaize NV (Consumer Staples)	531,063
54,985	Koninklijke KPN NV (Communication Services)	210,439
12,959	Koninklijke Philips NV (Health Care)*	338,012
12,770	Universal Music Group NV (Communication Services)	356,590
3,867	Wolters Kluwer NV (Industrials)	593,600

		9,985,482

New Zealand – 0.2%
11,222	a2 Milk Co. Ltd. (The) (Consumer Staples)*	55,588

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

New Zealand – (continued)
24,429	Auckland International Airport Ltd. (Industrials)(a)	$111,974
12,880	Contact Energy Ltd. (Utilities)	66,760
9,116	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	174,086
13,404	Infratil Ltd. (Financials)	81,794
1,376	Mainfreight Ltd. (Industrials)	53,795
10,835	Mercury NZ Ltd. (Utilities)	35,943
21,014	Meridian Energy Ltd. (Utilities)	69,474
30,347	Spark New Zealand Ltd. (Communication Services)	38,601
2,111	Xero Ltd. (Information Technology)*	224,122

		912,137

Norway – 0.4%
367	Aker ASA, Class A (Industrials)	19,780
5,098	Aker BP ASA (Energy)	105,420
12,248	AutoStore Holdings Ltd. (Industrials)*(b)	11,482
13,556	DNB Bank ASA (Financials)	312,270
14,205	Equinor ASA (Energy)	325,198
2,375	Frontline PLC (Energy)	38,244
3,008	Gjensidige Forsikring ASA (Financials)	61,746
1,389	Kongsberg Gruppen ASA (Industrials)	168,629
4,184	Leroy Seafood Group ASA (Consumer Staples)	19,760
7,356	Mowi ASA (Consumer Staples)	136,999
2,729	Nordic Semiconductor ASA (Information Technology)*	33,362
21,709	Norsk Hydro ASA (Materials)	127,858
1,447	Opera Ltd. ADR (Information Technology)	27,001
13,210	Orkla ASA (Consumer Staples)	127,712
1,080	Salmar ASA (Consumer Staples)	53,503
1,138	Schibsted ASA, Class A (Communication Services)	31,822
1,585	Schibsted ASA, Class B (Communication Services)	42,573
2,826	SpareBank 1 Sor-Norge ASA (Financials)	39,964
6,632	Storebrand ASA (Financials)	72,257
9,913	Telenor ASA (Communication Services)	128,547
3,876	TOMRA Systems ASA (Industrials)	58,018
12,585	Var Energi ASA (Energy)	35,482
1,582	Wallenius Wilhelmsen ASA (Industrials)	12,100

		1,989,727

Philippines – 0.2%
4,119	Ayala Corp. (Industrials)	39,207
99,445	Ayala Land, Inc. (Real Estate)	37,211
32,867	Bank of the Philippine Islands (Financials)	70,446

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
34,994	BDO Unibank, Inc. (Financials)	$90,513
585	Globe Telecom, Inc. (Communication Services)	22,939
13,505	International Container Terminal Services, Inc. (Industrials)	81,460
7,438	Jollibee Foods Corp. (Consumer Discretionary)	32,988
4,895	Manila Electric Co. (Utilities)	41,360
29,890	Metropolitan Bank & Trust Co. (Financials)	36,903
1,436	PLDT, Inc. (Communication Services)	32,933
8,122	SM Investments Corp. (Industrials)	107,140
190,496	SM Prime Holdings, Inc. (Real Estate)	73,252

		666,352

Poland – 0.3%
10,336	Allegro.eu SA (Consumer Discretionary)*(b)	72,422
2,931	Bank Pekao SA (Financials)	124,733
211	Budimex SA (Industrials)	28,708
753	CCC SA (Consumer Discretionary)*	35,589
1,148	CD Projekt SA (Communication Services)	63,683
796	Dino Polska SA (Consumer Staples)*(b)	98,755
3,906	InPost SA (Industrials)*	67,393
2,267	KGHM Polska Miedz SA (Materials)	73,463
19	LPP SA (Consumer Discretionary)	86,850
217	mBank SA (Financials)*	40,209
9,664	ORLEN SA (Energy)	151,684
14,592	PGE Polska Grupa Energetyczna SA (Utilities)*	26,023
14,250	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	246,495
9,442	Powszechny Zaklad Ubezpieczen SA (Financials)	127,447
554	Santander Bank Polska SA (Financials)	72,199

		1,315,653

Portugal – 0.1%
121,699	Banco Comercial Portugues SA, Class R (Financials)	67,916
46,599	EDP SA (Utilities)	150,720
6,849	Galp Energia SGPS SA (Energy)	113,220
4,567	Jeronimo Martins SGPS SA (Consumer Staples)	98,603
3,331	Navigator Co. SA (The) (Materials)	11,286

		441,745

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Qatar – 0.2%
114,599	Al Rayan Bank (Financials)	$73,021
55,957	Commercial Bank PSQC (The) (Financials)	69,497
28,996	Dukhan Bank (Financials)	29,283
33,012	Industries Qatar QSC (Industrials)	119,953
72,118	Mesaieed Petrochemical Holding Co. (Materials)	28,304
11,614	Ooredoo QPSC (Communication Services)	39,681
8,085	Qatar Electricity & Water Co. QSC (Utilities)	32,975
9,730	Qatar Fuel QSC (Energy)	38,402
58,686	Qatar Gas Transport Co. Ltd. (Energy)	72,531
18,456	Qatar International Islamic Bank QSC (Financials)	54,187
27,259	Qatar Islamic Bank (Financials)	155,948
73,772	Qatar National Bank QPSC (Financials)	336,340

		1,050,122

Saudi Arabia – 1.1%
2,214	ACWA Power Co. (Utilities)	219,375
6,161	Ades Holding Co. (Energy)	28,256
2,117	Advanced Petrochemical Co. (Materials)*	15,128
32,016	Al Rajhi Bank (Financials)	851,985
811	Al Rajhi Co. for Co-operative Insurance (Financials)*	36,114
20,353	Alinma Bank (Financials)	164,439
7,735	Almarai Co. JSC (Consumer Staples)	117,150
14,745	Arab National Bank (Financials)	85,160
419	Arabian Internet & Co.mmunications Services Co. (Information Technology)	35,774
10,177	Bank AlBilad (Financials)	102,847
8,305	Bank Al-Jazira (Financials)*	39,285
20,352	Banque Saudi Fransi (Financials)	92,689
1,232	Bupa Arabia for Cooperative Insurance Co. (Financials)	55,978
1,221	Co. for Cooperative Insurance (The) (Financials)	47,078
8,679	Dar Al Arkan Real Estate Development Co. (Real Estate)*	41,378
1,405	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	105,123
439	Elm Co. (Information Technology)	124,643
6,269	Etihad Etisalat Co. (Communication Services)	103,639
9,770	Jarir Marketing Co. (Consumer Discretionary)	32,981
1,578	Mouwasat Medical Services Co. (Health Care)	35,597

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
648	Nahdi Medical Co. (Consumer Staples)	$20,354
6,942	Rabigh Refining & Petrochemical Co. (Energy)*	13,920
24,425	Riyad Bank (Financials)	192,128
771	Riyadh Cables Group Co. (Industrials)	29,604
3,876	SABIC Agri-Nutrients Co. (Materials)	112,033
5,971	Sahara International Petrochemical Co. (Materials)	34,040
397	SAL Saudi Logistics Services (Industrials)	25,893
20,126	Saudi Arabian Mining Co. (Materials)*	244,981
94,175	Saudi Arabian Oil Co. (Energy)(b)	680,517
841	Saudi Aramco Base Oil Co. (Materials)	23,187
16,637	Saudi Awwal Bank (Financials)	157,041
14,954	Saudi Basic Industries Corp. (Materials)	247,220
12,987	Saudi Electricity Co. (Utilities)	57,623
6,146	Saudi Industrial Investment Group (Materials)	27,368
10,045	Saudi Investment Bank (The) (Financials)	38,623
12,212	Saudi Kayan Petrochemical Co. (Materials)*	19,798
48,072	Saudi National Bank (The) (Financials)	448,636
532	Saudi Research & Media Group (Communication Services)*	29,081
797	Saudi Tadawul Group Holding Co. (Financials)	44,841
31,063	Saudi Telecom Co. (Communication Services)	374,797
2,442	Savola Group (The) (Consumer Staples)*	23,148
4,579	Yanbu National Petrochemical Co. (Materials)	42,673

		5,222,125

Singapore – 1.1%
58,985	CapitaLand Ascendas REIT REIT (Real Estate)	112,390
75,490	CapitaLand Integrated Commercial Trust REIT (Real Estate)	110,257
39,883	CapitaLand Investment Ltd. (Real Estate)	75,697
7,329	City Developments Ltd. (Real Estate)	27,821
32,809	DBS Group Holdings Ltd. (Financials)	1,116,498
94,206	Genting Singapore Ltd. (Consumer Discretionary)	50,986

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
38,023	Grab Holdings Ltd., Class A (Industrials)*	$184,411
3,785	Hafnia Ltd. (Energy)	16,186
1,075	Jardine Cycle & Carriage Ltd. (Industrials)	21,248
23,041	Keppel Ltd. (Industrials)	117,187
34,139	Mapletree Industrial Trust REIT (Real Estate)	50,115
55,239	Mapletree Logistics Trust REIT (Real Estate)	50,374
38,135	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	33,362
52,452	Oversea-Chinese Banking Corp. Ltd. (Financials)	669,261
14,435	SATS Ltd. (Industrials)	32,534
6,045	Sea Ltd. ADR (Communication Services)*	769,347
53,623	Seatrium Ltd. (Industrials)*	83,885
14,895	Sembcorp Industries Ltd. (Utilities)	67,253
22,001	Singapore Airlines Ltd. (Industrials)	111,082
13,591	Singapore Exchange Ltd. (Financials)	135,527
25,225	Singapore Technologies Engineering Ltd. (Industrials)	101,177
118,678	Singapore Telecommunications Ltd. (Communication Services)	299,159
10,809	STMicroelectronics NV (Information Technology)	266,758
21,819	United Overseas Bank Ltd. (Financials)	617,946
8,727	UOL Group Ltd. (Real Estate)	34,939
4,490	Venture Corp. Ltd. (Information Technology)	41,944

		5,197,344

South Africa – 0.9%
12,747	Absa Group Ltd. (Financials)	128,983
1,425	Anglo American Platinum Ltd. (Materials)	43,185
20,110	Anglo American PLC (Materials)	591,511
5,960	Aspen Pharmacare Holdings Ltd. (Health Care)	52,404
5,549	Bid Corp. Ltd. (Consumer Staples)	134,562
5,638	Bidvest Group Ltd. (Industrials)	74,547
1,619	Capitec Bank Holdings Ltd. (Financials)	267,999
4,019	Clicks Group Ltd. (Consumer Staples)	74,563
8,835	Discovery Ltd. (Financials)	98,442
4,003	Exxaro Resources Ltd. (Energy)	33,606
83,139	FirstRand Ltd. (Financials)	316,530
14,616	Gold Fields Ltd. (Materials)	256,717
8,986	Harmony Gold Mining Co. Ltd. (Materials)	87,201

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
14,457	Impala Platinum Holdings Ltd. (Materials)*	$68,601
3,496	Investec Ltd. (Financials)	22,635
931	Kumba Iron Ore Ltd. (Materials)	18,547
4,175	Mr Price Group Ltd. (Consumer Discretionary)	55,023
27,936	MTN Group Ltd. (Communication Services)	177,822
4,822	MultiChoice Group (Communication Services)*	27,534
2,843	Naspers Ltd., Class N (Consumer Discretionary)	678,688
7,244	Nedbank Group Ltd. (Financials)	109,137
5,465	Northam Platinum Holdings Ltd. (Materials)	28,481
80,976	Old Mutual Ltd. (Financials)	55,198
14,039	OUTsurance Group Ltd. (Financials)	53,956
37,708	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	52,362
8,427	Remgro Ltd. (Financials)	66,985
27,324	Sanlam Ltd. (Financials)	126,965
9,654	Sasol Ltd. (Materials)	42,109
7,876	Shoprite Holdings Ltd. (Consumer Staples)	116,623
46,480	Sibanye Stillwater Ltd. (Materials)*	35,237
21,863	Standard Bank Group Ltd. (Financials)	256,588
9,839	Vodacom Group Ltd. (Communication Services)	61,956
14,880	Woolworths Holdings Ltd. (Consumer Discretionary)	46,661

		4,261,358

South Korea – 2.7%
593	Alteogen, Inc. (Health Care)*	156,874
483	Amorepacific Corp. (Consumer Staples)*	38,695
392	AMOREPACIFIC Group (Consumer Staples)*	5,681
121	BGF retail Co. Ltd. (Consumer Staples)	8,263
4,482	BNK Financial Group, Inc. (Financials)	34,192
304	Celltrion Pharm, Inc. (Health Care)*	11,284
2,600	Celltrion, Inc. (Health Care)	327,022
1,065	Cheil Worldwide, Inc. (Communication Services)	13,009
130	CJ CheilJedang Corp. (Consumer Staples)	21,061
204	CJ Corp. (Industrials)	14,349
140	CJ Logistics Corp. (Industrials)	8,958
379	CosmoAM&T Co. Ltd. (Information Technology)*	13,860

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
898	Coway Co. Ltd. (Consumer Discretionary)	$49,722
359	CS Wind Corp. (Industrials)	10,012
589	DB HiTek Co. Ltd. (Information Technology)*	17,393
725	DB Insurance Co. Ltd. (Financials)	45,297
500	Dongsuh Cos., Inc. (Consumer Staples)	8,032
814	Doosan Bobcat, Inc. (Industrials)	26,152
108	Doosan Co. Ltd. (Industrials)	23,809
7,132	Doosan Enerbility Co. Ltd. (Industrials)*	123,831
321	Doosan Robotics, Inc. (Industrials)*	13,846
761	Ecopro BM Co. Ltd. (Industrials)*	61,904
1,634	Ecopro Co. Ltd. (Industrials)	69,477
402	Ecopro Materials Co. Ltd. (Industrials)*	23,852
294	E-MART, Inc. (Consumer Staples)	15,294
178	Enchem Co. Ltd. (Materials)*	12,788
240	F&F Co. Ltd. (Consumer Discretionary)	11,632
727	Fila Holdings Corp. (Consumer Discretionary)	18,611
84	Green Cross Corp. (Health Care)	7,206
742	GS Holdings Corp. (Industrials)	18,285
4,576	Hana Financial Group, Inc. (Financials)	186,118
413	Hanjin Kal Corp. (Consumer Discretionary)	23,460
1,137	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)*	29,457
106	Hanmi Pharm Co. Ltd. (Health Care)	17,390
302	Hanmi Science Co. Ltd. (Health Care)	5,811
703	Hanmi Semiconductor Co. Ltd. (Information Technology)	44,932
2,496	Hanon Systems (Consumer Discretionary)*	7,558
491	Hanwha Aerospace Co. Ltd. (Industrials)	199,367
556	Hanwha Corp. (Industrials)	15,412
4,245	Hanwha Life Insurance Co. Ltd. (Financials)	7,617
1,715	Hanwha Ocean Co. Ltd. (Industrials)*	87,104
1,729	Hanwha Solutions Corp. (Materials)	25,411
975	Hanwha Systems Co. Ltd. (Industrials)	20,361
698	HD Hyundai Co. Ltd. (Energy)	34,783

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
351	HD Hyundai Electric Co. Ltd. (Industrials)	$78,099
317	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	64,141
147	HD Hyundai Marine Solution Co. Ltd. (Industrials)	12,731
378	HD HYUNDAI MIPO (Industrials)	27,131
740	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	108,251
499	HL Mando Co. Ltd. (Consumer Discretionary)*	15,060
1,930	HLB, Inc. (Health Care)*	117,813
4,035	HMM Co. Ltd. (Industrials)	54,034
505	Hotel Shilla Co. Ltd. (Consumer Discretionary)*	13,739
95	Hugel, Inc. (Health Care)*	20,586
298	HYBE Co. Ltd. (Communication Services)*	52,454
103	Hyundai Autoever Corp. (Information Technology)	9,273
327	Hyundai Elevator Co. Ltd. (Industrials)	12,294
1,204	Hyundai Engineering & Construction Co. Ltd. (Industrials)	27,571
619	Hyundai Glovis Co. Ltd. (Industrials)	55,049
964	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	15,321
1,036	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	173,859
2,193	Hyundai Motor Co. (Consumer Discretionary)	289,322
1,201	Hyundai Rotem Co. Ltd. (Industrials)*	64,200
1,389	Hyundai Steel Co. (Materials)	25,304
4,156	Industrial Bank of Korea (Financials)	44,290
458	JYP Entertainment Corp. (Communication Services)*	26,392
5,017	Kakao Corp. (Communication Services)*	147,982
3,550	KakaoBank Corp. (Financials)	59,818
361	Kakaopay Corp. (Financials)*	8,452
1,901	Kangwon Land, Inc. (Consumer Discretionary)*	20,870
6,070	KB Financial Group, Inc. (Financials)	324,890
64	KCC Corp. (Materials)	11,353
201	KEPCO Engineering & Construction Co., Inc. (Industrials)*	8,739
338	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)*	9,692

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
4,106	Kia Corp. (Consumer Discretionary)	$261,589
218	KIWOOM Securities Co. Ltd. (Financials)	17,018
1,166	Korea Aerospace Industries Ltd. (Industrials)*	50,294
4,267	Korea Electric Power Corp. (Utilities)	62,274
432	Korea Gas Corp. (Utilities)	10,306
685	Korea Investment Holdings Co. Ltd. (Financials)	37,273
176	Korea Zinc Co. Ltd. (Materials)	89,390
3,058	Korean Air Lines Co. Ltd. (Industrials)	49,333
476	Krafton, Inc. (Communication Services)*	111,768
1,063	KT Corp. (Communication Services)	34,152
1,587	KT&G Corp. (Consumer Staples)	106,639
273	Kumho Petrochemical Co. Ltd. (Materials)*	20,472
410	L&F Co. Ltd. (Industrials)*	22,113
165	LEENO Industrial, Inc. (Information Technology)	23,517
781	LG Chem Ltd. (Materials)*	125,193
1,479	LG Corp. (Industrials)*	67,232
3,691	LG Display Co. Ltd. (Information Technology)*	23,086
1,790	LG Electronics, Inc. (Consumer Discretionary)	96,542
673	LG Energy Solution Ltd. (Industrials)*	161,936
155	LG H&H Co. Ltd. (Consumer Staples)*	33,852
233	LG Innotek Co. Ltd. (Information Technology)*	25,866
3,555	LG Uplus Corp. (Communication Services)	25,710
203	LIG Nex1 Co. Ltd. (Industrials)	37,536
392	LigaChem Biosciences, Inc. (Health Care)*	29,476
302	Lotte Chemical Corp. (Materials)	12,882
422	Lotte Corp. (Industrials)*	6,303
171	Lotte Shopping Co. Ltd. (Consumer Discretionary)*	7,376
267	LS Corp. (Industrials)	20,460
245	LS Electric Co. Ltd. (Industrials)	40,194
1,515	Meritz Financial Group, Inc. (Financials)	125,102
4,104	Mirae Asset Securities Co. Ltd. (Financials)	24,519
2,183	NAVER Corp. (Communication Services)	308,894
227	NCSoft Corp. (Communication Services)*	26,395

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
336	Netmarble Corp. (Communication Services)(b)	$9,245
2,054	NH Investment & Securities Co. Ltd. (Financials)	20,906
50	NongShim Co. Ltd. (Consumer Staples)	11,655
369	Orion Corp. (Consumer Staples)	25,703
3,770	Pan Ocean Co. Ltd. (Industrials)	9,741
459	Pearl Abyss Corp. (Communication Services)*	10,229
847	Posco DX Co. Ltd. (Information Technology)	13,375
470	POSCO Future M Co. Ltd. (Industrials)	45,397
1,184	POSCO Holdings, Inc. (Materials)	220,548
852	Posco International Corp. (Industrials)	30,227
131	Rainbow Robotics (Industrials)*	30,670
279	S-1 Corp. (Industrials)	11,634
238	Sam Chun Dang Pharm Co. Ltd. (Health Care)	30,195
293	Samsung Biologics Co. Ltd. (Health Care)*(b)	223,520
1,219	Samsung C&T Corp. (Industrials)	101,243
365	Samsung Card Co. Ltd. (Financials)	11,215
2,578	Samsung E&A Co. Ltd. (Industrials)	28,866
912	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	84,162
77,405	Samsung Electronics Co. Ltd. (Information Technology)	2,883,705
516	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	134,917
10,763	Samsung Heavy Industries Co. Ltd. (Industrials)*	102,634
1,260	Samsung Life Insurance Co. Ltd. (Financials)	74,761
853	Samsung SDI Co. Ltd. (Information Technology)	130,612
603	Samsung SDS Co. Ltd. (Information Technology)	50,824
1,031	Samsung Securities Co. Ltd. (Financials)	32,137
69	Samyang Foods Co. Ltd. (Consumer Staples)	40,563
7,154	Shinhan Financial Group Co. Ltd. (Financials)	224,220
464	SK Biopharmaceuticals Co. Ltd. (Health Care)*	36,158
395	SK Bioscience Co. Ltd. (Health Care)*	11,489
8,833	SK Hynix, Inc. (Information Technology)	1,148,429

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
445	SK IE Technology Co. Ltd. (Industrials)*(b)	$8,517
946	SK Innovation Co. Ltd. (Energy)*	81,285
1,469	SK Square Co. Ltd. (Industrials)*	90,476
863	SK Telecom Co. Ltd. (Communication Services)	33,036
593	SK, Inc. (Industrials)	58,291
307	SKC Co. Ltd. (Materials)*	27,281
684	S-Oil Corp. (Energy)	26,604
65	Soulbrain Co. Ltd. (Materials)*	8,264
10,787	Woori Financial Group, Inc. (Financials)	122,256
908	Yuhan Corp. (Health Care)	75,661

		12,229,225

Spain – 1.7%
2,846	ACS Actividades de Construccion y Servicios SA (Industrials)	153,616
1,221	Aena SME SA (Industrials)(b)	272,762
7,346	Amadeus IT Group SA (Consumer Discretionary)	555,569
92,907	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,239,194
244,172	Banco Santander SA (Financials)	1,580,009
57,134	CaixaBank SA (Financials)	397,397
9,459	Cellnex Telecom SA (Communication Services)*(b)	338,799
4,898	EDP Renovaveis SA (Utilities)	43,731
5,255	Endesa SA (Utilities)	117,119
94,938	Iberdrola SA (Utilities)	1,377,361
18,048	Industria de Diseno Textil SA (Consumer Discretionary)	976,036
1,721	Naturgy Energy Group SA (Utilities)	44,746
6,711	Redeia Corp. SA (Utilities)	120,605
19,214	Repsol SA (Energy)	245,985
83,045	Telefonica SA (Communication Services)	371,464

		7,834,393

Sweden – 2.2%
2,916	AAK AB (Consumer Staples)	81,707
3,967	AddTech AB, Class B (Industrials)	119,582
4,685	Alfa Laval AB (Industrials)	202,717
2,250	Asmodee Group AB, Class B (Consumer Discretionary)*	20,844
15,875	Assa Abloy AB, Class B (Industrials)	486,967
41,348	Atlas Copco AB, Class A (Industrials)	703,892
24,988	Atlas Copco AB, Class B (Industrials)	372,314
1,968	Avanza Bank Holding AB (Financials)	59,030

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
1,799	Axfood AB (Consumer Staples)	$38,225
6,207	Beijer Ref AB (Industrials)	92,801
4,464	Boliden AB (Materials)	156,353
6,752	Castellum AB (Real Estate)*	75,444
2,250	Embracer Group AB (Communication Services)*	25,277
10,318	Epiroc AB, Class A (Industrials)	201,456
6,264	Epiroc AB, Class B (Industrials)	107,132
7,936	EQT AB (Financials)	246,394
10,011	Essity AB, Class B (Consumer Staples)	276,501
2,871	Evolution AB (Consumer Discretionary)(b)	220,103
10,918	Fastighets AB Balder, Class B (Real Estate)*	77,539
3,613	Getinge AB, Class B (Health Care)	71,687
9,116	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	122,409
32,048	Hexagon AB, Class B (Information Technology)	365,556
1,506	Holmen AB, Class B (Materials)	59,398
6,373	Husqvarna AB, Class B (Industrials)	32,651
1,943	Industrivarden AB, Class A (Financials)	73,484
2,144	Industrivarden AB, Class C (Financials)	81,026
4,438	Indutrade AB (Industrials)	126,421
2,239	Investment AB Latour, Class B (Industrials)	60,735
7,969	Investor AB, Class A (Financials)	237,101
29,627	Investor AB, Class B (Financials)	882,454
747	L E Lundbergforetagen AB, Class B (Financials)	37,297
3,741	Lifco AB, Class B (Industrials)	128,102
24,503	Nibe Industrier AB, Class B (Industrials)	91,848
5,114	Saab AB, Class B (Industrials)	152,228
3,376	Sagax AB, Class B (Real Estate)	70,507
17,386	Sandvik AB (Industrials)	376,869
8,341	Securitas AB, Class B (Industrials)	121,132
26,342	Skandinaviska Enskilda Banken AB, Class A (Financials)	423,652
5,503	Skanska AB, Class B (Industrials)	130,615
6,194	SKF AB, Class B (Industrials)	133,745
3,658	SSAB AB, Class A (Materials)	22,115
10,537	SSAB AB, Class B (Materials)	63,388
9,924	Svenska Cellulosa AB SCA, Class B (Materials)	136,263
23,136	Svenska Handelsbanken AB, Class A (Financials)	290,625

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
550	Svenska Handelsbanken AB, Class B (Financials)(a)	$10,185
3,003	Sweco AB, Class B (Industrials)	51,695
16,554	Swedbank AB, Class A (Financials)	398,310
3,860	Swedish Orphan Biovitrum AB (Health Care)*	113,480
9,181	Tele2 AB, Class B (Communication Services)	109,128
48,348	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	397,049
37,449	Telia Co. AB (Communication Services)	122,096
1,755	Thule Group AB (Consumer Discretionary)(b)	56,630
3,478	Trelleborg AB, Class B (Industrials)	135,296
3,155	Volvo AB, Class A (Industrials)	97,515
24,383	Volvo AB, Class B (Industrials)	756,354
7,886	Volvo Car AB, Class B (Consumer Discretionary)*(a)	16,675

		10,119,999

Switzerland – 2.6%
26,212	ABB Ltd. (Industrials)	1,403,493
16	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	201,984
8,614	Cie Financiere Richemont SA (Consumer Discretionary)	1,751,919
4,296	DSM-Firmenich AG (Materials)	460,188
1,382	Galderma Group AG (Health Care)*	168,398
549	Geberit AG (Industrials)	321,520
150	Givaudan SA (Materials)	674,647
851	Kuehne + Nagel International AG (Industrials)	195,808
1,142	Lonza Group AG (Health Care)	719,691
352	Partners Group Holding AG (Financials)	516,150
328	Schindler Holding AG (Industrials)	96,337
676	Schindler Holding AG Participation Certificates (Industrials)	206,490
2,470	SGS SA (Industrials)	253,502
2,486	Sika AG (Materials)	630,145
1,770	Straumann Holding AG (Health Care)	239,433
467	Swatch Group AG (The) – Bearer (Consumer Discretionary)	90,579
876	Swatch Group AG (The) – Registered (Consumer Discretionary)	33,205
473	Swiss Life Holding AG (Financials)	411,427

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
422	Swisscom AG (Communication Services)	$240,174
52,379	UBS Group AG (Financials)	1,793,861
2,368	Zurich Insurance Group AG (Financials)	1,557,933

		11,966,884

Taiwan – 5.6%
8,390	Accton Technology Corp. (Information Technology)	172,083
48,652	Acer, Inc. (Information Technology)	58,049
7,158	Advantech Co. Ltd. (Information Technology)	88,568
1,191	Alchip Technologies Ltd. (Information Technology)	119,236
61,229	ASE Technology Holding Co. Ltd. (Information Technology)	319,091
42,693	Asia Cement Corp. (Materials)	54,387
4,941	Asia Vital Components Co. Ltd. (Information Technology)	80,863
500	ASMedia Technology, Inc. (Information Technology)	31,314
498	ASPEED Technology, Inc. (Information Technology)	54,486
11,658	Asustek Computer, Inc. (Information Technology)	242,309
95,963	AUO Corp. (Information Technology)*	44,600
10,846	Catcher Technology Co. Ltd. (Information Technology)	68,257
169,405	Cathay Financial Holding Co. Ltd. (Financials)	353,137
25,612	Chailease Holding Co. Ltd. (Financials)	98,350
100,860	Chang Hwa Commercial Bank Ltd. (Financials)	55,790
35,933	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	55,193
9,955	Chicony Electronics Co. Ltd. (Information Technology)	49,301
47,463	China Airlines Ltd. (Industrials)	34,427
202,280	China Steel Corp. (Materials)	150,111
6,690	Chroma ATE, Inc. (Information Technology)	69,219
63,159	Chunghwa Telecom Co. Ltd. (Communication Services)	246,380
66,196	Compal Electronics, Inc. (Information Technology)	78,275
302,099	CTBC Financial Holding Co. Ltd. (Financials)	375,178
30,921	Delta Electronics, Inc. (Information Technology)	378,826
14,978	E Ink Holdings, Inc. (Information Technology)	125,758
254,825	E.Sun Financial Holding Co. Ltd. (Financials)	226,382

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
3,748	Eclat Textile Co. Ltd. (Consumer Discretionary)	$62,253
4,860	Elite Material Co. Ltd. (Information Technology)	93,608
1,020	eMemory Technology, Inc. (Information Technology)	91,547
44,546	Eva Airways Corp. (Industrials)	58,376
16,704	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	109,960
49,691	Far Eastern New Century Corp. (Industrials)	48,763
26,530	Far EasTone Telecommunications Co. Ltd. (Communication Services)	72,687
10,589	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	44,534
185,218	First Financial Holding Co. Ltd. (Financials)	156,077
73,713	Formosa Chemicals & Fibre Corp. (Materials)	66,721
23,045	Formosa Petrochemical Corp. (Energy)	27,180
89,979	Formosa Plastics Corp. (Materials)	106,398
3,312	Fortune Electric Co. Ltd. (Industrials)	63,590
16,378	Foxconn Technology Co. Ltd. (Information Technology)	38,084
146,933	Fubon Financial Holding Co. Ltd. (Financials)	413,316
5,333	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	25,680
8,956	Gigabyte Technology Co. Ltd. (Information Technology)	70,556
1,450	Global Unichip Corp. (Information Technology)	59,215
4,505	Globalwafers Co. Ltd. (Information Technology)	51,898
5,367	Gold Circuit Electronics Ltd. (Information Technology)	36,312
32,236	Highwealth Construction Corp. (Real Estate)	43,522
4,607	Hiwin Technologies Corp. (Industrials)	43,946
195,371	Hon Hai Precision Industry Co. Ltd. (Information Technology)	1,036,024
2,642	Hon Precision, Inc. (Information Technology)*	78,425
5,317	Hotai Motor Co. Ltd. (Consumer Discretionary)	100,466
167,201	Hua Nan Financial Holdings Co. Ltd. (Financials)	141,914
124,107	Innolux Corp. (Information Technology)*	56,356
4,192	International Games System Co. Ltd. (Communication Services)	125,457
52,116	Inventec Corp. (Information Technology)	73,856

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
1,692	Jentech Precision Industrial Co. Ltd. (Information Technology)	$69,098
269,529	KGI Financial Holding Co. Ltd. (Financials)	149,909
1,281	King Slide Works Co. Ltd. (Information Technology)	77,690
18,480	King Yuan Electronics Co. Ltd. (Information Technology)	60,544
1,582	Largan Precision Co. Ltd. (Information Technology)	130,176
36,965	Lite-On Technology Corp. (Information Technology)	120,541
1,486	Lotes Co. Ltd. (Information Technology)	74,951
24,995	MediaTek, Inc. (Information Technology)	1,154,055
194,817	Mega Financial Holding Co. Ltd. (Financials)	235,413
11,824	Micro-Star International Co. Ltd. (Information Technology)	66,665
1,367	momo.com, Inc. (Consumer Discretionary)	16,102
93,152	Nan Ya Plastics Corp. (Materials)	95,813
3,546	Nan Ya Printed Circuit Board Corp. (Information Technology)	14,697
19,232	Nanya Technology Corp. (Information Technology)*	22,653
3,134	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	42,599
9,408	Novatek Microelectronics Corp. (Information Technology)	156,262
1,260	Parade Technologies Ltd. (Information Technology)	26,189
32,181	Pegatron Corp. (Information Technology)	93,172
4,119	PharmaEssentia Corp. (Health Care)*	79,838
2,751	Phison Electronics Corp. (Information Technology)	46,867
38,203	Pou Chen Corp. (Consumer Discretionary)	44,708
50,109	Powerchip Semiconductor Manufacturing Corp. (Information Technology)*	28,023
11,032	Powertech Technology, Inc. (Information Technology)	43,035
9,134	President Chain Store Corp. (Consumer Staples)	73,072
38,246	Quanta Computer, Inc. (Information Technology)	291,981
7,543	Realtek Semiconductor Corp. (Information Technology)	126,435
29,339	Ruentex Development Co. Ltd. (Real Estate)	38,001
11,727	Ruentex Industries Ltd. (Consumer Discretionary)	24,767

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
75,505	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	$101,249
4,431	Shihlin Electric & Engineering Corp. (Industrials)	25,388
275,333	Shin Kong Financial Holding Co. Ltd. (Financials)*	104,469
8,824	Sino-American Silicon Products, Inc. (Information Technology)	33,884
201,575	SinoPac Financial Holdings Co. Ltd. (Financials)	139,759
20,961	Synnex Technology International Corp. (Information Technology)	45,036
31,452	TA Chen Stainless Pipe (Materials)	46,825
203,017	Taishin Financial Holding Co. Ltd. (Financials)	107,657
114,859	Taiwan Business Bank (Financials)	54,782
182,905	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	136,848
11,157	Taiwan Fertilizer Co. Ltd. (Materials)	18,225
34,544	Taiwan High Speed Rail Corp. (Industrials)	28,951
28,652	Taiwan Mobile Co. Ltd. (Communication Services)	99,982
391,898	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	12,421,300
33,858	Tatung Co. Ltd. (Industrials)*	44,164
119,103	TCC Group Holdings Co. Ltd. (Materials)	127,406
28,903	Teco Electric and Machinery Co. Ltd. (Industrials)	48,007
8,147	Tripod Technology Corp. (Information Technology)	51,768
21,682	Unimicron Technology Corp. (Information Technology)	77,973
78,644	Uni-President Enterprises Corp. (Consumer Staples)	195,337
191,732	United Microelectronics Corp. (Information Technology)	255,350
14,888	Vanguard International Semiconductor Corp. (Information Technology)	45,373
1,526	VisEra Technologies Co. Ltd. (Information Technology)	13,464
1,174	Voltronic Power Technology Corp. (Industrials)	58,857
46,449	Walsin Lihwa Corp. (Industrials)	39,424
23,307	Wan Hai Lines Ltd. (Industrials)	59,666
49,735	Winbond Electronics Corp. (Information Technology)*	28,344

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
44,802	Wistron Corp. (Information Technology)	$152,924
1,552	Wiwynn Corp. (Information Technology)	92,943
26,104	WPG Holdings Ltd. (Information Technology)	56,484
9,041	WT Microelectronics Co. Ltd. (Information Technology)	30,309
7,727	Yageo Corp. (Information Technology)	133,287
29,005	Yang Ming Marine Transport Corp. (Industrials)	64,441
187,331	Yuanta Financial Holding Co. Ltd. (Financials)	209,240
5,858	Yulon Finance Corp. (Financials)	21,334
10,059	Yulon Motor Co. Ltd. (Consumer Discretionary)	15,313
10,582	Zhen Ding Technology Holding Ltd. (Information Technology)	37,894

		25,653,204

Thailand – 0.5%
17,910	Advanced Info Service PCL, NVDR (Communication Services)	144,653
71,209	Airports of Thailand PCL, NVDR (Industrials)	90,125
124,780	Asset World Corp. PCL, NVDR (Consumer Discretionary)	10,662
15,950	B Grimm Power PCL, NVDR (Utilities)	5,228
183,956	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	130,272
129,419	Bangkok Expressway & Metro PCL, NVDR (Industrials)	24,238
144,372	Banpu PCL, NVDR (Energy)	17,491
15,979	Berli Jucker PCL, NVDR (Consumer Staples)	10,240
129,510	BTS Group Holdings PCL, NVDR (Industrials)*	21,981
8,576	Bumrungrad Hospital PCL, NVDR (Health Care)	49,063
5,006	Carabao Group PCL, NVDR (Consumer Staples)	9,925
53,164	Central Pattana PCL, NVDR (Real Estate)	76,621
51,930	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	50,908
64,252	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	45,877
13,266	Com7 PCL, NVDR (Consumer Discretionary)	8,502
91,941	CP ALL PCL, NVDR (Consumer Staples)	145,287
22,011	CP AXTRA PCL, NVDR (Consumer Staples)	18,518

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
76,300	Delta Electronics Thailand PCL, NVDR (Information Technology)	$172,483
3,781	Electricity Generating PCL, NVDR (Utilities)	10,650
10,890	Global Power Synergy PCL, NVDR (Utilities)	9,003
86,476	Gulf Energy Development PCL, NVDR (Utilities)	123,998
79,946	Home Product Center PCL, NVDR (Consumer Discretionary)	19,769
28,388	Indorama Ventures PCL, NVDR (Materials)	15,867
15,131	Intouch Holdings PCL, NVDR (Communication Services)	35,091
9,836	Kasikornbank PCL, NVDR (Financials)	43,607
57,852	Krung Thai Bank PCL, NVDR (Financials)	38,091
15,414	Krungthai Card PCL, NVDR (Financials)	22,328
88,669	Land & Houses PCL, NVDR (Real Estate)	11,469
55,681	Minor International PCL, NVDR (Consumer Discretionary)	47,253
10,758	Muangthai Capital PCL, NVDR (Financials)	14,796
20,449	Ngern Tid Lor PCL, NVDR (Financials)	10,352
27,627	Osotspa PCL, NVDR (Consumer Staples)	12,046
22,897	PTT Exploration & Production PCL, NVDR (Energy)	73,035
31,558	PTT Global Chemical PCL, NVDR (Materials)*	14,683
45,916	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	14,780
226,042	PTT PCL, NVDR (Energy)	208,364
9,947	Ratch Group PCL, NVDR (Utilities)	7,568
13,969	SCB X PCL, NVDR (Financials)	49,871
19,885	SCG Packaging PCL, NVDR (Materials)	7,856
12,832	Siam Cement PCL (The), NVDR (Materials)	47,877
28,041	Siam Global House PCL, NVDR (Consumer Discretionary)	6,482
13,296	Srisawad Corp. PCL, NVDR (Financials)	13,423
142,945	Thai Beverage PCL (Consumer Staples)	54,579
38,885	Thai Life Insurance PCL, NVDR (Financials)	12,745

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
18,894	Thai Oil PCL, NVDR (Energy)	$12,606
37,903	Thai Union Group PCL, NVDR (Consumer Staples)	12,644
3,316	Tisco Financial Group PCL, NVDR (Financials)	9,534
402,765	TMBThanachart Bank PCL, NVDR (Financials)	22,630
167,640	True Corp. PCL, NVDR (Communication Services)*	56,416
135,729	WHA Corp. PCL, NVDR (Real Estate)	13,663

		2,085,150

Turkey – 0.3%
1,415	AG Anadolu Grubu Holding AS (Industrials)	11,962
10,281	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)	5,500
45,197	Akbank TAS (Financials)	83,284
608	Akcansa Cimento AS (Materials)	2,863
4,830	Akfen Yenilenebilir Enerji AS (Utilities)*	2,263
21,141	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	7,513
3,910	Aksa Enerji Uretim AS (Utilities)	3,783
2,267	Alarko Holding AS (Industrials)	4,730
1,118	Alfa Solar Enerji Sanayi VE Ticaret AS (Information Technology)	1,719
2,686	Anadolu Anonim Turk Sigorta Sirketi (Financials)*	7,884
3,043	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	14,397
1,003	Anadolu Hayat Emeklilik AS (Financials)	2,771
712	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	1,097
1,529	Arcelik AS (Consumer Discretionary)*	5,342
19,541	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	49,999
3,275	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	9,801
1,734	Aydem Yenilenebilir Enerji AS (Utilities)	956
823	Aygaz AS (Utilities)	3,270
1,667	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	1,320
6,659	Bera Holding AS (Industrials)*	3,069
1,121	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS (Industrials)*	904
6,844	BIM Birlesik Magazalar AS (Consumer Staples)	94,820

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
425	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	$4,151
61	Borusan Yatirim ve Pazarlama AS (Financials)	2,951
73	Bosch Fren Sistemleri Sanayi ve Ticaret AS (Consumer Discretionary)*	1,211
45,052	Can2 Termik AS (Utilities)*	1,715
39	Celebi Hava Servisi AS (Industrials)	2,132
6,601	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	8,137
13,420	Coca-Cola Icecek AS (Consumer Staples)	19,566
3,620	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)	1,685
3,819	DAP Gayrimenkul Gelistirme AS (Real Estate)*	816
555	Deva Holding AS (Health Care)	1,030
14,483	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	5,179
683	Dogu Aras Enerji Yatirimlari AS (Utilities)	870
1,176	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	5,570
302	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	1,525
17	EGE Endustri VE Ticaret AS (Consumer Discretionary)	4,117
2,007	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	2,413
30,019	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	11,836
3,683	Enerjisa Enerji AS (Utilities)(b)	5,854
604	Enerya Enerji AS (Utilities)	3,683
8,267	Enka Insaat ve Sanayi AS (Industrials)	10,996
55,328	Eregli Demir ve Celik Fabrikalari TAS (Materials)	33,813
2,808	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	2,516
1,035	Ford Otomotiv Sanayi AS (Consumer Discretionary)	25,009
1,255	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	5,226
1,825	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	2,369
1,213	Gubre Fabrikalari TAS (Materials)*	9,167
17,112	Haci Omer Sabanci Holding AS (Financials)	45,354
62,355	Hektas Ticaret TAS (Materials)*	5,668

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
6,118	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	$2,868
8,015	Is Yatirim Menkul Degerler AS (Financials)	9,046
9,087	Izdemir Enerji Elektrik Uretim AS (Utilities)*	1,254
2,291	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	1,336
1,694	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (Industrials)	1,424
2,931	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	2,982
1,518	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)*	1,006
11,120	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	8,434
1,643	Kayseri Seker Fabrikasi AS (Consumer Staples)*	823
11,128	KOC Holding AS (Industrials)	46,435
7,088	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	1,964
4,258	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	3,498
12	Konya Cimento Sanayii AS (Materials)*	1,800
876	Kordsa Teknik Tekstil AS (Consumer Discretionary)*	1,503
2,569	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	4,702
4,442	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	3,158
4,466	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(b)	8,150
3,742	MIA Teknoloji AS (Information Technology)*	3,299
1,526	Migros Ticaret AS (Consumer Staples)	23,482
1,069	MLP Saglik Hizmetleri AS (Health Care)*(b)	10,457
403	Nuh Cimento Sanayi AS (Materials)	2,789
511	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	5,471
18,876	Oyak Cimento Fabrikalari AS (Materials)*	14,368
3,526	Pegasus Hava Tasimaciligi AS (Industrials)*	23,074
19,365	Petkim Petrokimya Holding AS (Materials)*	8,653
178,512	Sasa Polyester Sanayi AS (Materials)*	17,254

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
190	SDT Uzay VE Savunma Teknolojileri AS (Industrials)	$957
1,444	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	2,594
2,342	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	2,320
4,283	Sok Marketler Ticaret AS (Consumer Staples)	4,470
2,766	TAV Havalimanlari Holding AS (Industrials)*	18,888
2,869	Tekfen Holding AS (Industrials)*	5,530
1,916	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	10,230
3,271	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	4,814
14,983	Turk Altin Isletmeleri AS (Materials)*	9,189
11,559	Turk Hava Yollari AO (Industrials)*	97,558
7,268	Turk Telekomunikasyon AS (Communication Services)*	9,592
390	Turk Traktor ve Ziraat Makineleri AS (Industrials)	7,106
19,721	Turkcell Iletisim Hizmetleri AS (Communication Services)	54,375
9,534	Turkiye Halk Bankasi AS (Financials)*	5,122
135,537	Turkiye Is Bankasi AS, Class C (Financials)	56,297
14,874	Turkiye Petrol Rafinerileri AS (Energy)	52,536
13,715	Turkiye Sigorta AS (Financials)	6,110
16,831	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	5,691
24,893	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	24,169
2,233	Ulker Biskuvi Sanayi AS (Consumer Staples)*	6,750
4,829	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	1,842
2,043	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	3,130
54,445	Yapi ve Kredi Bankasi AS (Financials)	43,827
2,545	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)*	605
1,890	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	2,504
21,971	Zorlu Enerji Elektrik Uretim AS (Utilities)*	2,268

		1,191,510

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – 0.8%
48,408	Abu Dhabi Commercial Bank PJSC (Financials)	$150,785
24,140	Abu Dhabi Islamic Bank PJSC (Financials)	111,738
49,875	Abu Dhabi National Energy Co. PJSC (Utilities)	41,283
47,772	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	45,396
46,114	ADNOC Drilling Co. PJSC (Energy)	68,932
127,527	Adnoc Gas PLC (Energy)	117,016
60,695	Aldar Properties PJSC (Real Estate)	147,577
23,029	Alpha Dhabi Holding PJSC (Industrials)	68,221
49,946	Borouge PLC (Materials)	35,902
149,538	Dubai Electricity & Water Authority PJSC (Utilities)	105,862
48,124	Dubai Islamic Bank PJSC (Financials)	101,288
13,630	Emaar Development PJSC (Real Estate)	47,874
103,199	Emaar Properties PJSC (Real Estate)	380,741
40,838	Emirates NBD Bank PJSC (Financials)	245,737
57,801	Emirates Telecommunications Group Co. PJSC (Communication Services)	262,510
73,425	First Abu Dhabi Bank PJSC (Financials)	284,688
12,075	International Holding Co. PJSC (Industrials)*	1,324,972
52,293	Modon Holding PSC (Industrials)*	43,284
44,095	Pure Health Holding PJSC (Health Care)*	37,939

		3,621,745

United Kingdom – 7.1%
15,667	3i Group PLC (Financials)	780,602
3,890	Admiral Group PLC (Financials)	140,820
7,130	Ashtead Group PLC (Industrials)	431,381
4,946	Associated British Foods PLC (Consumer Staples)	118,016
24,494	AstraZeneca PLC (Health Care)	3,691,128
14,400	Auto Trader Group PLC (Communication Services)(b)	140,630
43,864	Aviva PLC (Financials)	300,680
15,485	B&M European Value Retail SA (Consumer Discretionary)	54,146
49,559	BAE Systems PLC (Industrials)	877,688
235,731	Barclays PLC (Financials)	924,003
22,150	Barratt Redrow PLC (Consumer Discretionary)	119,007

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
1,676	Berkeley Group Holdings PLC (Consumer Discretionary)	$75,972
32,290	British American Tobacco PLC (Consumer Staples)	1,255,112
99,406	BT Group PLC (Communication Services)	200,017
5,382	Bunzl PLC (Industrials)	228,241
84,966	Centrica PLC (Utilities)	159,943
44,121	CK Hutchison Holdings Ltd. (Industrials)	220,421
3,371	Coca-Cola Europacific Partners PLC (Consumer Staples)	290,782
27,796	Compass Group PLC (Consumer Discretionary)	970,532
27,408	ConvaTec Group PLC (Health Care)(b)	89,521
2,142	Croda International PLC (Materials)	89,112
1,641	DCC PLC (Industrials)	110,752
36,290	Diageo PLC (Consumer Staples)	988,374
10,602	Entain PLC (Consumer Discretionary)	99,667
6,268	Halma PLC (Information Technology)	220,986
5,872	Hargreaves Lansdown PLC (Financials)	81,664
293,097	HSBC Holdings PLC (Financials)	3,445,482
12,866	Imperial Brands PLC (Consumer Staples)	452,797
22,124	Informa PLC (Communication Services)	239,296
2,443	InterContinental Hotels Group PLC (Consumer Discretionary)	305,396
4,804	Intermediate Capital Group PLC (Financials)	138,037
29,622	International Consolidated Airlines Group SA ADR (Industrials)	259,785
2,673	Intertek Group PLC (Industrials)	172,829
29,182	J Sainsbury PLC (Consumer Staples)	95,021
41,492	JD Sports Fashion PLC (Consumer Discretionary)	40,782
31,505	Kingfisher PLC (Consumer Discretionary)	97,865
11,401	Land Securities Group PLC REIT (Real Estate)	81,037
95,758	Legal & General Group PLC (Financials)	295,044
986,839	Lloyds Banking Group PLC (Financials)	906,834
6,804	London Stock Exchange Group PLC (Financials)	1,014,792
37,035	M&G PLC (Financials)	98,675

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
33,078	Marks & Spencer Group PLC (Consumer Staples)	$147,775
20,831	Melrose Industries PLC (Industrials)	168,130
80,099	National Grid PLC (Utilities)	983,353
118,488	NatWest Group PLC (Financials)	714,342
1,906	Next PLC (Consumer Discretionary)	240,594
10,657	Pearson PLC (Consumer Discretionary)	182,697
12,427	Phoenix Group Holdings PLC (Financials)	81,054
11,185	Reckitt Benckiser Group PLC (Consumer Staples)	737,981
30,324	RELX PLC (Industrials)	1,457,808
41,642	Rentokil Initial PLC (Industrials)	208,686
13,515	Rightmove PLC (Communication Services)	114,187
139,835	Rolls-Royce Holdings PLC (Industrials)*	1,309,986
16,378	Sage Group PLC (The) (Information Technology)	260,873
12,983	Schroders PLC (Financials)	60,322
20,275	Segro PLC REIT (Real Estate)	179,777
4,383	Severn Trent PLC (Utilities)	138,137
14,510	Smith & Nephew PLC (Health Care)	210,200
5,815	Smiths Group PLC (Industrials)	147,464
1,221	Spirax Group PLC (Industrials)	111,848
18,106	SSE PLC (Utilities)	348,356
32,189	Standard Chartered PLC (Financials)	514,336
58,630	Taylor Wimpey PLC (Consumer Discretionary)	83,680
110,326	Tesco PLC (Consumer Staples)	528,163
39,896	Unilever PLC (Consumer Staples)	2,254,048
11,330	United Utilities Group PLC (Utilities)	139,837
335,170	Vodafone Group PLC (Communication Services)	296,180
4,310	Weir Group PLC (The) (Industrials)	131,875
2,942	Whitbread PLC (Consumer Discretionary)	99,056
11,213	Wise PLC, Class A (Financials)*	140,130
17,831	WPP PLC (Communication Services)	144,590

		32,438,334

United States – 6.4%
8,029	Alcon AG (Health Care)	742,165
241,533	BP PLC (Energy)	1,330,097
7,836	CSL Ltd. (Health Care)	1,269,710
762	CyberArk Software Ltd. (Information Technology)*	277,254

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
15,010	Experian PLC (Industrials)	$711,391
7,827	Ferrovial SE (Industrials)	348,558
3,603	GFL Environmental, Inc.
	(Industrials)	163,399
67,659	GSK PLC (Health Care)	1,249,354
125,752	Haleon PLC (Health Care)	630,829
8,085	Holcim AG (Materials)*	883,010
1,352	ICON PLC (Health Care)*	256,907
7,040	James Hardie Industries PLC CDI (Materials)*	221,562
11,190	JBS SA (Consumer Staples)	59,091
555	Monday.com Ltd. (Information Technology)*	164,707
42,776	Nestle SA (Consumer Staples)	4,130,391
31,248	Novartis AG (Health Care)	3,382,299
11,484	Roche Holding AG (Health Care)	3,808,271
476	Roche Holding AG (Health Care)	166,818
18,117	Sanofi SA (Health Care)	1,966,319
8,799	Schneider Electric SE (Industrials)	2,140,868
99,908	Shell PLC (Energy)	3,316,068
32,162	Stellantis NV (Consumer Discretionary)	413,423
4,717	Swiss Re AG (Financials)	754,406
7,742	Tenaris SA (Energy)	144,930
4,194	Waste Connections, Inc. (Industrials)	798,768

		29,330,595

Zambia – 0.0%
11,144	First Quantum Minerals Ltd. (Materials)*	138,860

TOTAL COMMON STOCKS (Cost $315,004,406)		452,232,612

Shares	Description	Rate	Value

Preferred Stocks – 0.7%

Brazil – 0.3%
86,274	Banco Bradesco SA (Financials)	9.91%	165,241
4,038	Centrais Eletricas Brasileiras SA, Class B (Utilities)	8.69	28,879
31,067	Cia Energetica de Minas Gerais (Utilities)	11.94	58,921
17,172	Cia Paranaense de Energia - Copel (Utilities)	4.30	28,881
22,804	Gerdau SA (Materials)	4.70	64,738
79,160	Itau Unibanco Holding SA (Financials)	8.94	430,837

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
94,318	Itausa SA (Financials)	10.53%	$ 141,272
74,680	Petroleo Brasileiro SA, 1/1/1901 (Energy)	16.93	457,230
18,761	Raizen SA (Consumer Discretionary)	1.59	5,275

			1,381,274

Chile – 0.1%
2,286	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	0.54	87,867

Colombia – 0.0%
7,513	Bancolombia SA (Financials)	8.24	78,052

Germany – 0.2%
977	Bayerische Motoren Werke AG (Consumer Discretionary)	7.65	79,915
1,892	Dr. Ing hc F Porsche AG (Consumer Discretionary)(b)	4.09	110,977
2,738	Henkel AG & Co. KGaA, 1/1/1901 (Consumer Staples)	2.23	236,857
2,544	Porsche Automobil Holding SE (Consumer Discretionary)	6.80	99,401
409	Sartorius AG (Health Care)	0.31	102,470
3,042	Volkswagen AG (Consumer Discretionary)	8.68	329,339

			958,959

South Korea – 0.1%
572	Hyundai Motor Co. (Consumer Discretionary)	7.77	60,606
360	Hyundai Motor Co. (Consumer Discretionary)	8.02	36,790
128	LG Chem Ltd. (Materials)*	0.00	9,931
268	LG Electronics, Inc. (Consumer Discretionary)	1.31	7,016

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)

South Korea – (continued)
13,655	Samsung Electronics Co. Ltd., 1/1/1901 (Information Technology)	3.23%	$ 417,239
50	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	5.55	9,877
			541,459

TOTAL PREFERRED STOCKS (Cost $3,636,802)			3,047,611

Shares	Description	Value

Exchange-Traded Fund – 0.4%

United States – 0.4%
79,817	iShares MSCI Malaysia ETF
(Cost $1,725,438)		1,889,268

Units	Description	Expiration Month	Value

Right – 0.0%

Brazil – 0.0%
1,298	Itausa SA*

(Cost $0)		04/25	462

Warrant – 0.0%

Canada – 0.0%
309	Constellation Software, Inc. (Information Technology)*(c)

(Cost $0)		08/28	—

Shares	Dividend Rate	Value

Investment Company – 0.3%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,376,797	4.253%	1,376,797
(Cost $1,376,797)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $321,743,443)		458,546,750

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
5,133,297	4.287%	$5,133,297
(Cost $5,133,297)

TOTAL INVESTMENTS – 101.0% (Cost $326,876,740)		$463,680,047

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(4,768,893)

NET ASSETS – 100.0%		$458,911,154

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

Sector Name	% of Market Value

Financials	23.1%
Industrials	14.5
Information Technology	13.0
Consumer Discretionary	11.3
Health Care	8.4
Consumer Staples	6.6
Materials	6.1
Communication Services	5.8
Energy	4.8
Utilities	2.7
Real Estate	1.9
Exchange-Traded Fund	0.4
Investment Company	0.3
Securities Lending Reinvestment Vehicle	1.1

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE E-Mini Index	7	03/21/25	$850,360	$7,220
MSCI Emerging Markets Index	7	03/21/25	383,775	1,006

Total Futures Contracts				$8,226

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 9.3%
196,921	Alphabet, Inc., Class A	$33,531,708
174,149	Alphabet, Inc., Class C	29,991,941
241,992	AT&T, Inc.	6,633,001
3,225	Charter Communications, Inc., Class A*	1,172,513
127,602	Comcast Corp., Class A	4,578,360
4,087	EchoStar Corp., Class A*	127,637
8,163	Electronic Arts, Inc.	1,054,007
6,494	Endeavor Group Holdings, Inc., Class A(a)	211,639
7,438	Fox Corp., Class A	428,429
4,480	Fox Corp., Class B	242,233
6,432	Frontier Communications Parent, Inc.*	231,488
12,997	Interpublic Group of Cos., Inc. (The)	356,118
558	Liberty Broadband Corp., Class A*	45,494
3,901	Liberty Broadband Corp., Class C*	320,896
5,648	Liberty Global Ltd., Class A (Belgium)*	65,291
5,307	Liberty Global Ltd., Class C (Belgium)*	64,268
798	Liberty Media Corp.-Liberty Formula One, Class A*	71,118
7,119	Liberty Media Corp.-Liberty Formula One, Class C*	686,485
4,964	Live Nation Entertainment, Inc.*	711,639
8,023	Match Group, Inc.	254,409
73,265	Meta Platforms, Inc., Class A	48,955,673
14,082	Netflix, Inc.*	13,808,246
5,219	New York Times Co. (The), Class A	250,982
12,989	News Corp., Class A	371,745
3,485	News Corp., Class B	112,496
1,048	Nexstar Media Group, Inc.	177,269
6,618	Omnicom Group, Inc.	547,706
20,036	Paramount Global, Class B(a)	227,609
20,414	Pinterest, Inc., Class A*	754,910
3,383	Reddit, Inc., Class A*	547,302
17,007	ROBLOX Corp., Class A*	1,082,325
4,255	Roku, Inc.*	355,335
6,509	Sirius XM Holdings, Inc.	157,453
35,601	Snap, Inc., Class A*	364,910
4,844	Spotify Technology SA*	2,945,200
5,563	Take-Two Interactive Software, Inc.*	1,179,245
2,416	TKO Group Holdings, Inc.*	363,946
16,476	T-Mobile US, Inc.	4,443,412
15,103	Trade Desk, Inc. (The), Class A*	1,062,043
3,379	Trump Media & Technology Group Corp.*	81,434
142,112	Verizon Communications, Inc.	6,125,027
61,140	Walt Disney Co. (The)	6,957,732
77,158	Warner Bros Discovery, Inc.*	884,231

Shares	Description	Value

Common Stocks – (continued)

Communication Services – (continued)
4,322	Warner Music Group Corp., Class A	$145,651

		172,680,556

Consumer Discretionary – 11.0%
1,651	Abercrombie & Fitch Co., Class A*	170,036
12,373	ADT, Inc.	101,335
14,088	Airbnb, Inc., Class A*	1,956,401
316,963	Amazon.com, Inc.*	67,284,906
3,268	Amer Sports, Inc. (Finland)*	97,681
7,906	Aptiv PLC (Jersey)*	514,839
8,553	Aramark	316,889
671	Asbury Automotive Group, Inc.*	180,096
2,405	Autoliv, Inc. (Sweden)	234,127
899	AutoNation, Inc.*	163,951
573	AutoZone, Inc.*	2,001,495
7,013	Bath & Body Works, Inc.	254,081
6,485	Best Buy Co., Inc.	583,066
876	Birkenstock Holding PLC (Germany)*	43,344
1,109	Booking Holdings, Inc.	5,562,755
7,858	BorgWarner, Inc.	233,933
2,091	Boyd Gaming Corp.	159,460
1,991	Bright Horizons Family Solutions, Inc.*	258,153
2,263	Brunswick Corp.	137,704
2,152	Burlington Stores, Inc.*	536,558
7,118	Caesars Entertainment, Inc.*	236,460
3,918	Capri Holdings Ltd.*	86,118
5,237	CarMax, Inc.*	434,514
34,409	Carnival Corp.*	823,407
3,917	Carvana Co.*	913,053
3,325	Cava Group, Inc.*	315,975
4,631	Chewy, Inc., Class A*	172,551
45,697	Chipotle Mexican Grill, Inc.*	2,466,267
943	Choice Hotels International, Inc.	135,122
2,374	Churchill Downs, Inc.	281,319
1,047	Columbia Sportswear Co.	90,921
37,290	Coupang, Inc. (South Korea)*	883,773
2,000	Crocs, Inc.*	199,140
9,684	D.R. Horton, Inc.	1,228,028
3,969	Darden Restaurants, Inc.	795,626
5,150	Deckers Outdoor Corp.*	717,704
1,911	Dick’s Sporting Goods, Inc.	430,166
268	Dillard’s, Inc., Class A	104,276
1,173	Domino’s Pizza, Inc.	574,430
10,943	DoorDash, Inc., Class A*	2,171,529
15,943	DraftKings, Inc., Class A*	699,260
1,252	Duolingo, Inc.*	390,712
3,726	Dutch Bros, Inc., Class A*	294,950
16,222	eBay, Inc.	1,050,212
3,858	Etsy, Inc.*	197,491
4,175	Expedia Group, Inc.*	826,483
1,895	Five Below, Inc.*	164,657
3,613	Floor & Decor Holdings, Inc., Class A*	349,124
6,040	Flutter Entertainment PLC (United Kingdom)*	1,694,764

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
132,217	Ford Motor Co.	$1,262,672
13,187	GameStop Corp., Class A*	330,202
6,813	Gap, Inc. (The)	154,042
5,196	Garmin Ltd.	1,189,520
37,011	General Motors Co.	1,818,350
8,065	Gentex Corp.	196,141
4,628	Genuine Parts Co.	577,945
4,656	H&R Block, Inc.	253,799
4,432	Hasbro, Inc.	288,567
8,120	Hilton Worldwide Holdings, Inc.	2,151,475
33,507	Home Depot, Inc. (The)	13,288,876
1,390	Hyatt Hotels Corp., Class A	195,920
823	Installed Building Products, Inc.	141,062
11,947	Las Vegas Sands Corp.	534,150
1,919	Lear Corp.	180,367
8,016	Lennar Corp., Class A	958,954
253	Lennar Corp., Class B	29,272
3,341	Levi Strauss & Co., Class A	60,038
2,470	Light & Wonder, Inc.*	275,356
900	Lithia Motors, Inc.	309,996
8,467	LKQ Corp.	357,223
19,055	Lowe’s Cos., Inc.	4,737,835
39,928	Lucid Group, Inc.*	88,640
3,610	Lululemon Athletica, Inc.*	1,319,852
8,427	Macy’s, Inc.	120,927
7,974	Marriott International, Inc., Class A	2,236,308
11,753	Mattel, Inc.*	250,339
24,156	McDonald’s Corp.	7,448,019
1,586	MercadoLibre, Inc. (Brazil)*	3,365,286
2,472	Meritage Homes Corp.	179,146
7,839	MGM Resorts International*	272,484
3,079	Mobileye Global, Inc., Class A (Israel)*	48,525
1,672	Modine Manufacturing Co.*	141,384
1,796	Mohawk Industries, Inc.*	211,192
642	Murphy USA, Inc.	301,252
39,329	NIKE, Inc., Class B	3,123,902
14,415	Norwegian Cruise Line Holdings Ltd.*	327,509
98	NVR, Inc.*	710,067
1,958	O’Reilly Automotive, Inc.*	2,689,587
648	Penske Automotive Group, Inc.	109,337
2,862	Planet Fitness, Inc., Class A*	264,878
1,308	Pool Corp.	453,876
7,018	PulteGroup, Inc.	724,819
1,939	PVH Corp.	145,115
1,359	Ralph Lauren Corp.	368,479
503	RH*	162,001
23,176	Rivian Automotive, Inc., Class A*	274,404
10,999	Ross Stores, Inc.	1,543,380
8,389	Royal Caribbean Cruises Ltd.	2,064,533
4,700	Service Corp. International	380,700
1,691	SharkNinja, Inc.*	177,707
1,459	Signet Jewelers Ltd.	76,335
4,440	Skechers USA, Inc., Class A*	270,796
5,626	Somnigroup International, Inc.	359,389

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
37,687	Starbucks Corp.	$4,364,531
7,837	Tapestry, Inc.	669,437
3,416	Taylor Morrison Home Corp.*	210,562
94,341	Tesla, Inc.*	27,640,026
2,252	Texas Roadhouse, Inc.	414,571
1,744	Thor Industries, Inc.	173,336
37,925	TJX Cos., Inc. (The)	4,731,523
3,426	Toll Brothers, Inc.	382,479
1,009	TopBuild Corp.*	309,147
18,275	Tractor Supply Co.	1,011,521
1,557	Ulta Beauty, Inc.*	570,422
1,244	Vail Resorts, Inc.	197,784
4,450	Valvoline, Inc.*	164,116
12,728	VF Corp.	317,309
3,609	Viking Holdings Ltd.*	173,593
3,160	Wayfair, Inc., Class A*	124,978
1,861	Whirlpool Corp.	189,431
4,028	Williams-Sonoma, Inc.	783,768
1,013	Wingstop, Inc.	237,832
2,623	Wyndham Hotels & Resorts, Inc.	284,150
3,212	Wynn Resorts Ltd.	286,896
12,659	Yum China Holdings, Inc. (China)	625,481
9,562	Yum! Brands, Inc.	1,495,210

		204,378,875

Consumer Staples – 5.7%
14,347	Albertsons Cos., Inc., Class A	301,861
57,178	Altria Group, Inc.	3,193,391
16,099	Archer-Daniels-Midland Co.	759,873
4,387	BellRing Brands, Inc.*	321,479
4,462	BJ’s Wholesale Club Holdings, Inc.*	451,822
1,676	Brown-Forman Corp., Class A	55,358
10,179	Brown-Forman Corp., Class B	337,027
4,834	Bunge Global SA	358,634
1,253	Casey’s General Stores, Inc.	519,005
5,165	Celsius Holdings, Inc.*	132,689
8,332	Church & Dwight Co., Inc.	926,518
4,188	Clorox Co. (The)	654,961
130,888	Coca-Cola Co. (The)	9,320,535
176	Coca-Cola Consolidated, Inc.	249,413
27,699	Colgate-Palmolive Co.	2,525,318
16,413	Conagra Brands, Inc.	419,188
5,277	Constellation Brands, Inc., Class A	926,114
14,958	Costco Wholesale Corp.	15,685,108
12,327	Coty, Inc., Class A*	70,141
5,434	Darling Ingredients, Inc.*	196,113
7,444	Dollar General Corp.	552,196
6,878	Dollar Tree, Inc.*	501,131
1,866	elf Beauty, Inc.*	131,087
7,309	Estee Lauder Cos., Inc. (The), Class A	525,590
6,410	Flowers Foods, Inc.	120,123
1,540	Freshpet, Inc.*	164,826
18,903	General Mills, Inc.	1,145,900
5,017	Hershey Co. (The)	866,486
9,977	Hormel Foods Corp.	285,642

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
2,220	Ingredion, Inc.	$289,954
3,547	J M Smucker Co. (The)	392,050
8,894	Kellanova	737,313
64,912	Kenvue, Inc.	1,531,923
38,094	Keurig Dr Pepper, Inc.	1,276,911
11,360	Kimberly-Clark Corp.	1,613,234
26,330	Kraft Heinz Co. (The)	808,594
22,547	Kroger Co. (The)	1,461,497
4,923	Lamb Weston Holdings, Inc.	255,356
680	Lancaster Colony Corp.	129,985
4,870	Maplebear, Inc.*	200,108
8,547	McCormick & Co., Inc.	706,068
5,759	Molson Coors Beverage Co., Class B	352,969
45,185	Mondelez International, Inc., Class A	2,902,233
23,599	Monster Beverage Corp.*	1,289,685
46,281	PepsiCo, Inc.	7,102,745
5,233	Performance Food Group Co.*	445,538
52,432	Philip Morris International, Inc.	8,141,641
1,369	Pilgrim’s Pride Corp.*	74,460
1,626	Post Holdings, Inc.*	184,567
3,135	Primo Brands Corp., Class A	105,618
79,434	Procter & Gamble Co. (The)	13,808,807
1,889	Reynolds Consumer Products, Inc.	46,243
3,375	Sprouts Farmers Market, Inc.*	500,850
16,657	Sysco Corp.	1,258,270
15,443	Target Corp.	1,918,638
6,587	The Campbell’s Company	263,875
9,533	Tyson Foods, Inc., Class A	584,754
7,563	US Foods Holding Corp.*	542,116
24,611	Walgreens Boots Alliance, Inc.	262,845
147,447	Walmart, Inc.	14,539,749

		105,426,125

Energy – 3.4%
11,645	Antero Midstream Corp.	197,383
9,570	Antero Resources Corp.*	351,219
12,243	APA Corp.	253,430
33,561	Baker Hughes Co.	1,496,485
6,568	ChampionX Corp.	195,726
7,514	Cheniere Energy, Inc.	1,717,400
56,629	Chevron Corp.	8,982,492
2,116	Chord Energy Corp.	241,859
2,804	Civitas Resources, Inc.	107,505
43,627	ConocoPhillips	4,325,617
24,716	Coterra Energy, Inc.	667,085
22,022	Devon Energy Corp.	797,637
6,357	Diamondback Energy, Inc.	1,010,509
3,363	DT Midstream, Inc.	323,151
18,967	EOG Resources, Inc.	2,407,671
19,236	EQT Corp.	926,598
7,034	Expand Energy Corp.	695,522
148,275	Exxon Mobil Corp.	16,507,456
29,845	Halliburton Co.	787,013
9,461	Hess Corp.	1,409,121
3,476	Hess Midstream LP, Class A	145,053
5,176	HF Sinclair Corp.	182,558

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
66,004	Kinder Morgan, Inc.	$1,788,708
1,257	Kinetik Holdings, Inc.	73,333
5,652	Magnolia Oil & Gas Corp., Class A	132,313
10,965	Marathon Petroleum Corp.	1,646,724
3,868	Matador Resources Co.	202,451
4,976	Murphy Oil Corp.	131,814
3,934	Noble Corp. PLC	101,891
13,496	NOV, Inc.	201,360
24,790	Occidental Petroleum Corp.	1,210,744
21,036	ONEOK, Inc.	2,111,804
8,337	Ovintiv, Inc.	362,326
19,234	Permian Resources Corp.	271,007
13,914	Phillips 66	1,804,507
8,220	Range Resources Corp.	305,126
48,071	Schlumberger NV	2,002,638
1,602	Scorpio Tankers, Inc. (Monaco)	63,840
3,961	SM Energy Co.	129,564
7,303	Targa Resources Corp.	1,473,161
14,391	TechnipFMC PLC (United Kingdom)	423,671
787	Texas Pacific Land Corp.	1,123,797
10,763	Valero Energy Corp.	1,407,047
3,433	Viper Energy, Inc.	159,875
2,439	Weatherford International PLC	150,998
41,249	Williams Cos., Inc. (The)	2,399,867

		63,407,056

Financials – 14.2%
1,000	Affiliated Managers Group, Inc.	170,850
7,770	Affirm Holdings, Inc.*	498,445
16,925	Aflac, Inc.	1,852,780
29,763	AGNC Investment Corp. REIT	310,428
8,927	Allstate Corp. (The)	1,777,812
9,347	Ally Financial, Inc.	346,774
18,688	American Express Co.	5,624,340
2,432	American Financial Group, Inc.	307,113
21,180	American International Group, Inc.	1,756,669
3,270	Ameriprise Financial, Inc.	1,756,971
18,900	Annaly Capital Management, Inc. REIT	415,044
6,579	Aon PLC, Class A	2,691,600
13,696	Apollo Global Management, Inc.	2,044,402
12,185	Arch Capital Group Ltd.	1,132,108
6,206	Ares Management Corp., Class A	1,060,854
8,348	Arthur J Gallagher & Co.	2,819,453
1,739	Assurant, Inc.	361,521
2,582	Axis Capital Holdings Ltd.	250,144
224,524	Bank of America Corp.	10,350,556
24,679	Bank of New York Mellon Corp. (The)	2,195,197
3,608	Bank OZK	173,220
44,686	Berkshire Hathaway, Inc., Class B*	22,961,007
5,184	Blackrock, Inc.	5,068,811
24,285	Blackstone, Inc.	3,913,771
18,736	Block, Inc.*	1,223,461
18,858	Blue Owl Capital, Inc.	406,013

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
804	BOK Financial Corp.	$87,604
8,184	Brown & Brown, Inc.	970,131
12,781	Capital One Financial Corp.	2,563,230
7,477	Carlyle Group, Inc. (The)	372,654
3,532	Cboe Global Markets, Inc.	744,546
50,552	Charles Schwab Corp. (The)	4,020,401
13,560	Chubb Ltd.	3,871,109
5,206	Cincinnati Financial Corp.	769,499
61,961	Citigroup, Inc.	4,953,782
14,926	Citizens Financial Group, Inc.	683,163
12,175	CME Group, Inc.	3,089,650
771	CNA Financial Corp.	37,756
6,830	Coinbase Global, Inc., Class A*	1,472,685
4,525	Comerica, Inc.	291,093
4,179	Commerce Bancshares, Inc.	271,844
8,089	Corebridge Financial, Inc.	280,526
2,300	Corpay, Inc.*	844,215
216	Credit Acceptance Corp.*	106,356
2,030	Cullen/Frost Bankers, Inc.	278,171
8,493	Discover Financial Services	1,657,749
4,692	East West Bancorp, Inc.	443,066
10,587	Equitable Holdings, Inc.	582,497
860	Erie Indemnity Co., Class A	368,140
3,589	Essent Group Ltd.	206,798
1,452	Euronet Worldwide, Inc.*	148,772
1,210	Evercore, Inc., Class A	292,578
1,114	Everest Group Ltd.	393,487
1,303	FactSet Research Systems, Inc.	601,647
8,938	Fidelity National Financial, Inc.	576,769
18,164	Fidelity National Information Services, Inc.	1,291,824
22,845	Fifth Third Bancorp	993,072
3,415	First American Financial Corp.	224,331
347	First Citizens BancShares, Inc., Class A	710,677
4,193	First Financial Bankshares, Inc.	157,908
18,035	First Horizon Corp.	388,474
19,061	Fiserv, Inc.*	4,492,487
10,857	Franklin Resources, Inc.	219,854
585	Freedom Holding Corp. (Kazakhstan)*	86,036
3,816	Glacier Bancorp, Inc.	186,373
8,630	Global Payments, Inc.	908,566
2,840	Globe Life, Inc.	361,901
10,544	Goldman Sachs Group, Inc. (The)(b)	6,561,426
1,331	Hamilton Lane, Inc., Class A	208,062
1,222	Hanover Insurance Group, Inc. (The)	208,388
9,857	Hartford Insurance Group, Inc. (The)	1,165,886
1,741	Houlihan Lokey, Inc.	301,802
49,368	Huntington Bancshares, Inc.	813,091
3,514	Interactive Brokers Group, Inc., Class A	718,262
19,263	Intercontinental Exchange, Inc.	3,336,929
11,267	Invesco Ltd.	195,933
2,500	Jack Henry & Associates, Inc.	433,975

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,518	Jackson Financial, Inc., Class A	$230,724
4,454	Janus Henderson Group PLC	187,959
5,497	Jefferies Financial Group, Inc.	363,901
94,731	JPMorgan Chase & Co.	25,070,559
33,343	KeyCorp	577,501
759	Kinsale Capital Group, Inc.	327,774
22,746	KKR & Co., Inc.	3,084,130
2,967	Lazard, Inc.	148,795
5,812	Lincoln National Corp.	226,668
6,121	Loews Corp.	530,507
2,535	LPL Financial Holdings, Inc.	942,361
5,646	M&T Bank Corp.	1,082,451
433	Markel Group, Inc.*	837,179
1,270	MarketAxess Holdings, Inc.	244,843
16,547	Marsh & McLennan Cos., Inc.	3,935,538
27,490	Mastercard, Inc., Class A	15,842,762
19,664	MetLife, Inc.	1,694,644
5,315	Moody’s Corp.	2,678,441
41,592	Morgan Stanley	5,536,311
893	Morningstar, Inc.	280,152
2,581	MSCI, Inc.	1,524,106
13,960	Nasdaq, Inc.	1,155,609
6,708	Northern Trust Corp.	739,356
10,706	Old National Bancorp	254,267
8,000	Old Republic International Corp.	308,080
4,054	OneMain Holdings, Inc.	217,862
33,993	PayPal Holdings, Inc.*	2,415,203
2,587	Pinnacle Financial Partners, Inc.	295,591
13,441	PNC Financial Services Group, Inc. (The)	2,579,597
2,425	Popular, Inc. (Puerto Rico)	243,543
1,142	Primerica, Inc.	331,180
7,860	Principal Financial Group, Inc.	699,854
19,706	Progressive Corp. (The)	5,557,092
3,140	Prosperity Bancshares, Inc.	241,026
12,166	Prudential Financial, Inc.	1,400,307
6,253	Raymond James Financial, Inc.	967,151
31,041	Regions Financial Corp.	735,982
2,241	Reinsurance Group of America, Inc.	454,228
1,751	RenaissanceRe Holdings Ltd. (Bermuda)	416,073
16,617	Rithm Capital Corp. REIT	201,897
2,770	RLI Corp.	210,769
16,938	Robinhood Markets, Inc., Class A*	848,594
4,178	Rocket Cos., Inc., Class A*	58,492
3,338	Ryan Specialty Holdings, Inc.	233,627
10,465	S&P Global, Inc.	5,585,589
3,319	SEI Investments Co.	265,686
2,070	Selective Insurance Group, Inc.	178,113
2,284	Shift4 Payments, Inc., Class A*	225,545
34,206	SoFi Technologies, Inc.*	494,961
3,276	SouthState Corp.	330,221
10,162	Starwood Property Trust, Inc. REIT	208,524
9,918	State Street Corp.	984,163
2,116	StepStone Group, Inc., Class A	127,299

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
3,379	Stifel Financial Corp.	$358,816
13,189	Synchrony Financial	800,309
4,812	Synovus Financial Corp.	249,647
7,414	T. Rowe Price Group, Inc.	783,808
13,771	Toast, Inc., Class A*	531,561
2,826	TPG, Inc.	155,882
3,980	Tradeweb Markets, Inc., Class A	538,773
7,696	Travelers Cos., Inc. (The)	1,989,339
44,991	Truist Financial Corp.	2,085,333
4,457	United Bankshares, Inc.	161,076
6,154	Unum Group	506,413
51,061	US Bancorp	2,394,761
2,912	UWM Holdings Corp.	18,287
58,324	Visa, Inc., Class A	21,154,698
3,310	Voya Financial, Inc.	239,181
10,179	W R Berkley Corp.	642,091
5,803	Webster Financial Corp.	326,825
112,336	Wells Fargo & Co.	8,798,156
3,727	Western Alliance Bancorp	323,951
1,298	WEX, Inc.*	203,916
3,419	Willis Towers Watson PLC	1,161,263
2,108	Wintrust Financial Corp.	262,383
4,968	Zions Bancorp NA	268,471

		264,682,246

Health Care – 10.7%
58,269	Abbott Laboratories	8,041,705
59,568	AbbVie, Inc.	12,451,499
3,107	Acadia Healthcare Co., Inc.*	93,148
9,676	Agilent Technologies, Inc.	1,237,754
2,406	Align Technology, Inc.*	449,994
4,273	Alnylam Pharmaceuticals, Inc.*	1,054,363
18,078	Amgen, Inc.	5,569,109
22,527	Avantor, Inc.*	376,201
1,314	Bausch + Lomb Corp.*	21,024
17,424	Baxter International, Inc.	601,302
9,793	Becton Dickinson & Co.	2,208,615
4,911	Biogen, Inc.*	689,996
6,396	BioMarin Pharmaceutical, Inc.*	455,139
694	Bio-Rad Laboratories, Inc., Class A*	184,021
5,377	Bio-Techne Corp.	332,030
2,125	Blueprint Medicines Corp.*	205,211
49,606	Boston Scientific Corp.*	5,148,607
3,658	Bridgebio Pharma, Inc.*	127,664
68,732	Bristol-Myers Squibb Co.	4,097,802
3,146	Bruker Corp.	148,554
8,226	Cardinal Health, Inc.	1,065,102
5,873	Cencora, Inc.	1,489,040
17,064	Centene Corp.*	992,442
1,723	Charles River Laboratories International, Inc.*	284,829
493	Chemed Corp.	296,194
9,248	Cigna Group (The)	2,856,245
6,766	Cooper Cos., Inc. (The)*	611,511
918	CorVel Corp.*	101,228
42,638	CVS Health Corp.	2,802,169
3,524	Cytokinetics, Inc.*	162,104
21,706	Danaher Corp.	4,509,639

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
1,446	DaVita, Inc.*	$213,834
13,288	Dexcom, Inc.*	1,174,261
4,232	Doximity, Inc., Class A*	298,356
19,588	Edwards Lifesciences Corp.*	1,402,893
16,930	Elanco Animal Health, Inc.*	189,108
7,849	Elevance Health, Inc.	3,115,111
28,650	Eli Lilly & Co.	26,376,050
3,406	Encompass Health Corp.	341,077
1,873	Ensign Group, Inc. (The)	241,898
6,172	Exact Sciences Corp.*	292,615
8,568	Exelixis, Inc.*	331,496
15,406	GE HealthCare Technologies, Inc.	1,345,714
42,172	Gilead Sciences, Inc.	4,820,681
1,801	Glaukos Corp.*	216,156
4,568	Globus Medical, Inc., Class A*	366,902
4,334	Halozyme Therapeutics, Inc.*	256,356
6,183	HCA Healthcare, Inc.	1,893,853
2,868	HealthEquity, Inc.*	314,792
3,807	Henry Schein, Inc.*	274,751
7,819	Hologic, Inc.*	495,646
4,085	Humana, Inc.	1,104,666
2,757	IDEXX Laboratories, Inc.*	1,205,112
5,460	Illumina, Inc.*	484,520
5,483	Incyte Corp.*	403,001
5,907	Insmed, Inc.*	481,716
996	Inspire Medical Systems, Inc.*	184,848
2,386	Insulet Corp.*	649,636
3,301	Intra-Cellular Therapies, Inc.*	423,188
11,988	Intuitive Surgical, Inc.*	6,870,922
4,824	Ionis Pharmaceuticals, Inc.*	160,109
6,031	IQVIA Holdings, Inc.*	1,138,653
2,097	Jazz Pharmaceuticals PLC*	300,982
81,235	Johnson & Johnson	13,405,400
2,839	Labcorp Holdings, Inc.	712,703
2,314	Lantheus Holdings, Inc.*	217,099
525	Madrigal Pharmaceuticals, Inc.*	179,167
1,527	Masimo Corp.*	288,252
4,281	McKesson Corp.	2,740,953
813	Medpace Holdings, Inc.*	266,111
43,485	Medtronic PLC	4,001,490
85,365	Merck & Co., Inc.	7,874,921
712	Mettler-Toledo International, Inc.*	906,177
11,393	Moderna, Inc.*	352,727
1,910	Molina Healthcare, Inc.*	575,139
4,268	Natera, Inc.*	664,058
3,350	Neurocrine Biosciences, Inc.*	397,712
1,216	Nuvalent, Inc., Class A*	91,176
5,784	Option Care Health, Inc.*	193,764
8,796	Organon & Co.	131,148
1,264	Penumbra, Inc.*	360,796
191,302	Pfizer, Inc.	5,056,112
7,285	QIAGEN NV*	279,744
3,777	Quest Diagnostics, Inc.	653,043
3,543	Regeneron Pharmaceuticals, Inc.	2,475,636
1,773	Repligen Corp.*	282,368
4,953	ResMed, Inc.	1,156,625

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
5,895	REVOLUTION Medicines, Inc.*	$240,162
4,235	Revvity, Inc.	474,955
12,450	Roivant Sciences Ltd.*	133,713
12,989	Royalty Pharma PLC, Class A	436,950
3,017	Sarepta Therapeutics, Inc.*	322,065
4,714	Solventum Corp.*	375,942
3,339	STERIS PLC	732,109
10,769	Stryker Corp.	4,158,880
3,593	Summit Therapeutics, Inc.*	74,339
1,612	Teleflex, Inc.	213,993
2,377	Tempus AI, Inc.*	133,540
2,977	Tenet Healthcare Corp.*	376,858
12,898	Thermo Fisher Scientific, Inc.	6,822,526
1,401	United Therapeutics Corp.*	448,390
31,016	UnitedHealth Group, Inc.	14,731,359
1,942	Universal Health Services, Inc., Class B	340,336
3,978	Vaxcyte, Inc.*	290,474
5,043	Veeva Systems, Inc., Class A*	1,130,338
8,685	Vertex Pharmaceuticals, Inc.*	4,166,976
40,389	Viatris, Inc.	372,790
3,194	Viking Therapeutics, Inc.*	92,211
2,006	Waters Corp.*	756,944
2,465	West Pharmaceutical Services, Inc.	572,718
6,714	Zimmer Biomet Holdings, Inc.	700,404
15,225	Zoetis, Inc.	2,546,229

		199,940,666

Industrials – 9.1%
18,438	3M Co.	2,860,103
4,079	A O Smith Corp.	271,172
2,117	AAON, Inc.	162,586
1,049	Acuity Brands, Inc.	311,689
2,307	Advanced Drainage Systems, Inc.	256,977
4,539	AECOM	454,127
2,158	AGCO Corp.	209,261
3,568	Air Lease Corp.	170,979
4,325	Alaska Air Group, Inc.*	312,611
3,007	Allegion PLC	387,031
2,944	Allison Transmission Holdings, Inc.	299,552
22,285	American Airlines Group, Inc.*	319,790
7,850	AMETEK, Inc.	1,486,005
6,850	API Group Corp.*	268,999
1,296	Applied Industrial Technologies, Inc.	324,752
13,808	Automatic Data Processing, Inc.	4,352,005
2,426	Axon Enterprise, Inc.*	1,282,020
4,716	AZEK Co., Inc. (The)*	220,945
24,166	Boeing Co. (The)*	4,220,109
4,339	Booz Allen Hamilton Holding Corp.	460,194
3,939	Broadridge Financial Solutions, Inc.	950,166
3,907	Builders FirstSource, Inc.*	543,034
3,146	BWX Technologies, Inc.	327,090
3,975	C.H. Robinson Worldwide, Inc.	403,940

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
762	CACI International, Inc., Class A*	$255,156
1,558	Carlisle Cos., Inc.	530,904
28,577	Carrier Global Corp.	1,851,790
16,276	Caterpillar, Inc.	5,598,130
1,437	Chart Industries, Inc.*	273,820
11,625	Cintas Corp.	2,412,188
1,724	Clean Harbors, Inc.*	368,160
26,186	CNH Industrial NV	337,276
1,202	Comfort Systems USA, Inc.	436,723
28,950	Copart, Inc.*	1,586,460
3,577	Core & Main, Inc., Class A*	182,463
1,649	Crane Co.	268,771
64,926	CSX Corp.	2,078,281
4,661	Cummins, Inc.	1,716,087
1,306	Curtiss-Wright Corp.	420,088
5,136	Dayforce, Inc.*	318,381
8,473	Deere & Co.	4,073,734
21,843	Delta Air Lines, Inc.	1,313,201
4,151	Donaldson Co., Inc.	286,793
4,655	Dover Corp.	925,274
9,517	Dun & Bradstreet Holdings, Inc.	86,319
13,270	Eaton Corp. PLC	3,892,356
1,560	EMCOR Group, Inc.	637,900
19,322	Emerson Electric Co.	2,349,748
4,147	Equifax, Inc.	1,016,844
1,953	Esab Corp.	244,711
5,278	ExlService Holdings, Inc.*	255,719
4,839	Expeditors International of Washington, Inc.	567,905
1,715	Exponent, Inc.	145,192
19,472	Fastenal Co.	1,474,615
7,606	FedEx Corp.	1,999,617
6,467	Ferguson Enterprises, Inc.	1,147,892
4,529	Flowserve Corp.	249,276
5,807	Fluor Corp.*	220,840
11,762	Fortive Corp.	935,549
4,228	Fortune Brands Innovations, Inc.	273,636
3,414	FTAI Aviation Ltd.	439,416
1,184	FTI Consulting, Inc.*	196,070
1,175	GATX Corp.	196,284
9,310	GE Vernova, Inc.	3,120,526
2,048	Generac Holdings, Inc.*	278,835
7,662	General Dynamics Corp.	1,935,421
36,422	General Electric Co.	7,538,626
5,445	Genpact Ltd.	289,783
5,773	Graco, Inc.	502,655
4,020	GXO Logistics, Inc.*	158,468
1,414	HEICO Corp.	374,258
2,569	HEICO Corp., Class A	547,608
2,795	Hexcel Corp.	177,119
21,921	Honeywell International, Inc.	4,666,762
13,624	Howmet Aerospace, Inc.	1,861,038
1,836	Hubbell, Inc.	682,239
1,343	Huntington Ingalls Industries, Inc.	235,804
2,603	IDEX Corp.	505,841
9,902	Illinois Tool Works, Inc.	2,613,930

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
13,661	Ingersoll Rand, Inc.	$1,158,180
2,752	ITT, Inc.	388,692
2,737	J.B. Hunt Transport Services, Inc.	441,177
4,199	Jacobs Solutions, Inc.	537,934
14,975	Joby Aviation, Inc.*	104,825
22,455	Johnson Controls International PLC	1,923,495
4,474	KBR, Inc.	219,360
2,004	Kirby Corp.*	208,857
5,402	Knight-Swift Transportation Holdings, Inc.	272,477
6,442	L3Harris Technologies, Inc.	1,327,761
1,232	Landstar System, Inc.	195,642
4,581	Leidos Holdings, Inc.	595,393
1,084	Lennox International, Inc.	651,538
1,750	Leonardo DRS, Inc.*	53,287
1,928	Lincoln Electric Holdings, Inc.	398,498
749	Loar Holdings, Inc.*	54,430
7,999	Lockheed Martin Corp.	3,602,510
12,276	Lyft, Inc., Class A*	163,762
7,329	Masco Corp.	550,994
2,166	MasTec, Inc.*	282,858
2,091	Maximus, Inc.	136,333
1,806	Middleby Corp. (The)*	298,730
951	Moog, Inc., Class A	162,136
1,273	MSA Safety, Inc.	208,390
1,542	MSC Industrial Direct Co., Inc., Class A	123,915
3,843	Mueller Industries, Inc.	308,132
4,392	NEXTracker, Inc., Class A*	193,336
1,865	Nordson Corp.	392,191
7,646	Norfolk Southern Corp.	1,879,004
4,952	Northrop Grumman Corp.	2,286,536
5,680	nVent Electric PLC	342,731
6,412	Old Dominion Freight Line, Inc.	1,131,718
2,247	Oshkosh Corp.	229,868
13,653	Otis Worldwide Corp.	1,362,296
2,908	Owens Corning	447,948
17,621	PACCAR, Inc.	1,889,676
4,342	Parker-Hannifin Corp.	2,902,670
1,578	Parsons Corp.*	91,871
10,904	Paychex, Inc.	1,653,810
1,754	Paycom Software, Inc.	384,950
1,500	Paylocity Holding Corp.*	306,435
5,627	Pentair PLC	530,063
4,901	Quanta Services, Inc.	1,272,447
1,046	RBC Bearings, Inc.*	375,723
2,283	Regal Rexnord Corp.	295,420
6,934	Republic Services, Inc.	1,643,497
3,448	Robert Half, Inc.	203,742
9,614	Rocket Lab USA, Inc.*	196,991
3,842	Rockwell Automation, Inc.	1,103,230
10,063	Rollins, Inc.	527,201
44,901	RTX Corp.	5,971,384
903	Saia, Inc.*	369,724
1,677	Science Applications International Corp.	165,671

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
5,225	Sensata Technologies Holding PLC	$150,741
1,460	Simpson Manufacturing Co., Inc.	240,024
1,523	SiteOne Landscape Supply, Inc.*	192,370
1,753	Snap-on, Inc.	598,071
20,512	Southwest Airlines Co.	637,103
1,490	SPX Technologies, Inc.*	217,018
7,354	SS&C Technologies Holdings, Inc.	654,874
2,594	Standardaero, Inc.*	73,229
5,228	Stanley Black & Decker, Inc.	452,379
1,422	Symbotic, Inc.*(a)	32,279
9,091	Tetra Tech, Inc.	265,366
6,397	Textron, Inc.	478,048
2,240	Timken Co. (The)	181,440
3,578	Toro Co. (The)	286,991
7,635	Trane Technologies PLC	2,700,500
1,866	TransDigm Group, Inc.	2,551,195
6,640	TransUnion	613,735
3,743	Trex Co., Inc.*	230,906
1,101	TriNet Group, Inc.	81,155
68,542	Uber Technologies, Inc.*	5,209,877
2,021	UFP Industries, Inc.	216,247
287	U-Haul Holding Co.*	19,875
3,486	U-Haul Holding Co.	214,563
2,072	UL Solutions, Inc., Class A	110,210
20,438	Union Pacific Corp.	5,041,850
11,115	United Airlines Holdings, Inc.*	1,042,698
24,757	United Parcel Service, Inc., Class B	2,946,826
2,207	United Rentals, Inc.	1,417,600
677	Valmont Industries, Inc.	235,846
7,556	Veralto Corp.	753,787
4,766	Verisk Analytics, Inc.	1,415,073
11,600	Vertiv Holdings Co., Class A	1,103,972
1,496	W.W. Grainger, Inc.	1,527,730
13,587	Waste Management, Inc.	3,162,782
1,165	Watsco, Inc.	587,544
940	Watts Water Technologies, Inc., Class A	201,705
1,536	WESCO International, Inc.	277,202
5,785	Westinghouse Air Brake Technologies Corp.	1,072,308
6,266	WillScot Holdings Corp.*	206,465
2,014	Woodward, Inc.	380,636
3,911	XPO, Inc.*	480,897
8,117	Xylem, Inc.	1,062,434

		169,752,609

Information Technology – 29.3%
21,085	Accenture PLC, Class A (Ireland)	7,348,122
14,841	Adobe, Inc.*	6,508,669
54,502	Advanced Micro Devices, Inc.*	5,442,570
5,099	Akamai Technologies, Inc.*	411,387
1,919	Altair Engineering, Inc., Class A*	214,160
3,836	Amdocs Ltd.	334,691
3,748	Amkor Technology, Inc.	79,083
40,224	Amphenol Corp., Class A	2,678,918

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
16,785	Analog Devices, Inc.	$3,861,557
2,944	ANSYS, Inc.*	981,088
748	Appfolio, Inc., Class A*	160,446
496,654	Apple, Inc.	120,110,803
27,398	Applied Materials, Inc.	4,330,802
7,610	AppLovin Corp., Class A*	2,478,881
34,916	Arista Networks, Inc.*	3,248,934
1,875	Arrow Electronics, Inc.*	202,631
1,486	ASGN, Inc.*	100,127
922	Aspen Technology, Inc.*	244,560
3,574	Astera Labs, Inc.*	265,727
5,441	Atlassian Corp., Class A*	1,546,659
31,909	Aurora Innovation, Inc.*	231,978
7,283	Autodesk, Inc.*	1,997,071
5,476	Bentley Systems, Inc., Class B	240,396
3,488	BILL Holdings, Inc.*	192,538
155,115	Broadcom, Inc.	30,934,584
9,256	Cadence Design Systems, Inc.*	2,318,628
12,282	CCC Intelligent Solutions Holdings, Inc.*	125,154
4,537	CDW Corp.	808,493
4,865	Ciena Corp.*	387,108
1,841	Cirrus Logic, Inc.*	191,851
134,553	Cisco Systems, Inc.	8,626,193
10,134	Cloudflare, Inc., Class A*	1,472,470
5,966	Cognex Corp.	195,685
16,812	Cognizant Technology Solutions Corp., Class A	1,400,944
4,296	Coherent Corp.*	323,016
1,468	Commvault Systems, Inc.*	250,382
7,659	Confluent, Inc., Class A*	243,097
26,264	Corning, Inc.	1,317,140
4,373	Credo Technology Group Holding Ltd.*	241,302
7,768	Crowdstrike Holdings, Inc., Class A*	3,026,879
10,219	Datadog, Inc., Class A*	1,191,024
10,208	Dell Technologies, Inc., Class C	1,048,974
6,787	DocuSign, Inc.*	564,475
2,051	Dolby Laboratories, Inc., Class A	167,382
7,518	Dropbox, Inc., Class A*	195,318
9,051	Dynatrace, Inc.*	518,170
2,827	Elastic NV*	328,950
4,445	Enphase Energy, Inc.*	254,832
5,135	Entegris, Inc.	519,765
1,875	EPAM Systems, Inc.*	386,512
1,985	F5, Inc.*	580,474
1,247	Fabrinet (Thailand)*	249,462
804	Fair Isaac Corp.*	1,516,625
3,441	First Solar, Inc.*	468,595
13,089	Flex Ltd.*	495,942
20,904	Fortinet, Inc.*	2,257,841
2,544	Gartner, Inc.*	1,267,726
18,482	Gen Digital, Inc.	505,113
4,133	Gitlab, Inc., Class A*	248,848
2,614	GLOBALFOUNDRIES, Inc.*	101,345
1,422	Globant SA*	214,054
4,554	GoDaddy, Inc., Class A*	817,443

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
2,644	Guidewire Software, Inc.*	$532,290
44,186	Hewlett Packard Enterprise Co.	875,325
31,602	HP, Inc.	975,554
1,660	HubSpot, Inc.*	1,201,823
3,804	Informatica, Inc., Class A*	72,885
943	Insight Enterprises, Inc.*	145,109
144,999	Intel Corp.	3,440,826
31,242	International Business Machines Corp.	7,886,730
9,195	Intuit, Inc.	5,644,259
3,719	Jabil, Inc.	576,147
10,969	Juniper Networks, Inc.	397,078
5,863	Keysight Technologies, Inc.*	935,324
4,536	KLA Corp.	3,215,298
2,205	Klaviyo, Inc., Class A*	86,701
7,810	Kyndryl Holdings, Inc.*	297,405
43,582	Lam Research Corp.	3,344,483
4,702	Lattice Semiconductor Corp.*	293,123
854	Littelfuse, Inc.	198,222
1,881	MACOM Technology Solutions Holdings, Inc.*	217,556
2,089	Manhattan Associates, Inc.*	369,502
29,251	Marvell Technology, Inc.	2,685,827
17,946	Microchip Technology, Inc.	1,056,302
37,540	Micron Technology, Inc.	3,514,870
247,529	Microsoft Corp.	98,266,538
7,620	MicroStrategy, Inc., Class A*	1,946,377
2,156	MKS Instruments, Inc.	197,964
2,397	MongoDB, Inc.*	641,030
1,596	Monolithic Power Systems, Inc.	975,172
5,642	Motorola Solutions, Inc.	2,483,721
6,925	NetApp, Inc.	691,184
1,227	Novanta, Inc.*	177,473
8,347	Nutanix, Inc., Class A*	641,801
793,943	NVIDIA Corp.	99,179,360
5,495	Okta, Inc.*	497,243
14,476	ON Semiconductor Corp.*	681,096
1,664	Onto Innovation, Inc.*	242,378
54,659	Oracle Corp.	9,076,673
67,990	Palantir Technologies, Inc., Class A*	5,773,711
21,844	Palo Alto Networks, Inc.*	4,159,753
1,371	Pegasystems, Inc.	107,637
2,818	Procore Technologies, Inc.*	215,492
4,033	PTC, Inc.*	659,920
10,459	Pure Storage, Inc., Class A*	548,784
3,237	Qorvo, Inc.*	235,297
37,462	QUALCOMM, Inc.	5,887,902
1,241	Qualys, Inc.*	163,142
3,604	Rambus, Inc.*	201,428
3,630	Roper Technologies, Inc.	2,121,735
2,812	Rubrik, Inc., Class A*	183,117
31,355	Salesforce, Inc.	9,339,087
8,651	Samsara, Inc., Class A*	412,480
3,852	Sandisk Corp.*	180,466
6,652	Seagate Technology Holdings PLC	677,905
8,825	SentinelOne, Inc., Class A*	182,060

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
6,941	ServiceNow, Inc.*	$6,453,464
5,498	Skyworks Solutions, Inc.	366,497
10,583	Snowflake, Inc., Class A*	1,874,249
1,253	SPS Commerce, Inc.*	166,900
17,158	Super Micro Computer, Inc.*	711,371
5,199	Synopsys, Inc.*	2,377,399
2,544	TD SYNNEX Corp.	349,775
10,209	TE Connectivity PLC (Switzerland)	1,572,492
1,565	Teledyne Technologies, Inc.*	806,006
3,897	Tenable Holdings, Inc.*	148,632
5,330	Teradyne, Inc.	585,554
30,691	Texas Instruments, Inc.	6,015,129
8,254	Trimble, Inc.*	594,123
4,915	Twilio, Inc., Class A*	589,456
1,430	Tyler Technologies, Inc.*	870,055
140	Ubiquiti, Inc.	47,837
13,418	UiPath, Inc., Class A*	165,041
10,131	Unity Software, Inc.*	259,759
1,499	Universal Display Corp.	230,276
2,807	VeriSign, Inc.*	667,729
1,822	Vertex, Inc., Class A*	58,832
5,269	Vontier Corp.	196,797
11,558	Western Digital Corp.*	565,533
7,166	Workday, Inc., Class A*	1,887,094
1,753	Zebra Technologies Corp., Class A*	552,283
6,015	Zeta Global Holdings Corp., Class A*	103,518
8,771	Zoom Communications, Inc., Class A*	646,423
3,159	Zscaler, Inc.*	619,891

		543,166,274

Materials – 2.3%
7,422	Air Products and Chemicals, Inc.	2,346,465
4,030	Albemarle Corp.	310,431
8,693	Alcoa Corp.	289,042
48,858	Amcor PLC	494,443
16,893	Anglogold Ashanti PLC (United Kingdom)	497,837
2,256	AptarGroup, Inc.	331,068
4,772	ATI, Inc.*	277,540
2,739	Avery Dennison Corp.	514,850
7,614	Axalta Coating Systems Ltd.*	275,703
10,207	Ball Corp.	537,807
3,961	Berry Global Group, Inc.	285,865
1,661	Carpenter Technology Corp.	343,943
3,715	Celanese Corp.	189,242
5,848	CF Industries Holdings, Inc.	473,805
16,071	Cleveland-Cliffs, Inc.*	174,210
3,984	Commercial Metals Co.	192,985
23,315	Corteva, Inc.	1,468,379
22,931	CRH PLC	2,350,886
4,086	Crown Holdings, Inc.	366,228
23,757	Dow, Inc.	905,379
12,830	DuPont de Nemours, Inc.	1,049,109
1,135	Eagle Materials, Inc.	256,748
3,937	Eastman Chemical Co.	385,236

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
8,532	Ecolab, Inc.	$2,295,193
7,620	Element Solutions, Inc.	198,958
4,302	FMC Corp.	158,744
48,509	Freeport-McMoRan, Inc.	1,790,467
10,185	Graphic Packaging Holding Co.	271,736
8,697	International Flavors & Fragrances, Inc.	711,502
11,725	International Paper Co.	660,704
16,047	Linde PLC	7,494,751
2,173	Louisiana-Pacific Corp.	216,583
8,698	LyondellBasell Industries NV, Class A	668,267
2,081	Martin Marietta Materials, Inc.	1,005,414
11,006	Mosaic Co. (The)	263,264
38,428	Newmont Corp.	1,646,256
7,908	Nucor Corp.	1,087,113
3,049	Packaging Corp. of America	649,712
7,905	PPG Industries, Inc.	895,004
1,833	Reliance, Inc.	544,694
2,271	Royal Gold, Inc.	333,837
4,306	RPM International, Inc.	533,470
4,941	Sealed Air Corp.	168,883
7,904	Sherwin-Williams Co. (The)	2,863,382
2,733	Silgan Holdings, Inc.	148,429
17,372	Smurfit WestRock PLC	904,560
3,366	Sonoco Products Co.	160,962
3,018	Southern Copper Corp. (Mexico)	268,391
4,908	Steel Dynamics, Inc.	662,924
7,728	United States Steel Corp.	310,820
4,496	Vulcan Materials Co.	1,111,906
1,118	Westlake Corp.	125,551

		42,468,678

Real Estate – 2.4%
3,414	Agree Realty Corp. REIT	251,953
5,345	Alexandria Real Estate Equities, Inc. REIT	546,580
11,508	American Homes 4 Rent, Class A REIT	425,911
15,825	American Tower Corp. REIT	3,253,936
9,735	Americold Realty Trust, Inc. REIT	223,223
4,837	AvalonBay Communities, Inc. REIT	1,094,033
10,338	Brixmor Property Group, Inc. REIT	289,050
4,949	BXP, Inc. REIT	351,033
3,595	Camden Property Trust REIT	445,996
10,344	CBRE Group, Inc., Class A*	1,468,227
13,786	CoStar Group, Inc.*	1,051,182
14,741	Crown Castle, Inc. REIT	1,387,128
7,695	CubeSmart REIT	317,650
11,079	Digital Realty Trust, Inc. REIT	1,731,869
1,620	EastGroup Properties, Inc. REIT	296,217
3,248	Equinix, Inc. REIT	2,938,206
6,130	Equity LifeStyle Properties, Inc. REIT	420,395
11,590	Equity Residential REIT	859,630
2,180	Essex Property Trust, Inc. REIT	679,223

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
7,136	Extra Space Storage, Inc. REIT	$1,088,668
2,543	Federal Realty Investment Trust REIT	268,083
4,542	First Industrial Realty Trust, Inc. REIT	259,257
8,944	Gaming and Leisure Properties, Inc. REIT	448,542
12,242	Healthcare Realty Trust, Inc. REIT	209,705
23,632	Healthpeak Properties, Inc. REIT	483,511
23,553	Host Hotels & Resorts, Inc. REIT	379,910
19,528	Invitation Homes, Inc. REIT	664,147
9,864	Iron Mountain, Inc. REIT	919,029
1,604	Jones Lang LaSalle, Inc.*	436,112
3,987	Kilroy Realty Corp. REIT	142,336
22,568	Kimco Realty Corp. REIT	498,753
2,984	Lamar Advertising Co., Class A REIT	370,702
2,383	Lineage, Inc. REIT	143,576
3,998	Mid-America Apartment Communities, Inc. REIT	672,144
4,123	Millrose Properties, Inc. REIT*	94,252
2,450	National Storage Affiliates Trust REIT	94,619
6,288	NNN REIT, Inc. REIT	266,926
9,091	Omega Healthcare Investors, Inc. REIT	334,912
31,324	Prologis, Inc. REIT	3,881,670
5,331	Public Storage REIT	1,618,598
4,367	Rayonier, Inc. REIT	115,682
29,592	Realty Income Corp. REIT	1,687,632
5,557	Regency Centers Corp. REIT	426,222
7,393	Rexford Industrial Realty, Inc. REIT	305,479
2,026	Ryman Hospitality Properties, Inc. REIT	200,351
3,600	SBA Communications Corp. REIT	784,440
10,942	Simon Property Group, Inc. REIT	2,036,197
6,192	STAG Industrial, Inc. REIT	222,788
4,260	Sun Communities, Inc. REIT	579,999
10,523	UDR, Inc. REIT	475,429
14,112	Ventas, Inc. REIT	976,268
35,261	VICI Properties, Inc. REIT	1,145,630
5,314	Vornado Realty Trust REIT	223,401
7,481	W.P. Carey, Inc. REIT	480,355
21,018	Welltower, Inc. REIT	3,226,473
24,779	Weyerhaeuser Co. REIT	745,848
1,575	Zillow Group, Inc., Class A*	117,164
5,272	Zillow Group, Inc., Class C*	404,152

		45,460,404

Utilities – 2.3%
24,366	AES Corp. (The)	282,402
8,683	Alliant Energy Corp.	560,314
8,926	Ameren Corp.	906,524

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
17,962	American Electric Power Co., Inc.	$1,904,870
6,640	American Water Works Co., Inc.	902,841
5,160	Atmos Energy Corp.	784,991
4,890	Brookfield Renewable Corp. (Canada)	136,186
21,801	CenterPoint Energy, Inc.	749,518
1,133	Clearway Energy, Inc., Class A	29,979
2,819	Clearway Energy, Inc., Class C	78,988
10,214	CMS Energy Corp.	746,133
11,785	Consolidated Edison, Inc.	1,196,413
10,594	Constellation Energy Corp.	2,654,274
28,539	Dominion Energy, Inc.	1,615,878
7,001	DTE Energy Co.	936,034
26,172	Duke Energy Corp.	3,074,948
13,165	Edison International	716,703
14,394	Entergy Corp.	1,256,740
9,392	Essential Utilities, Inc.	356,708
7,823	Evergy, Inc.	539,083
12,358	Eversource Energy	778,678
33,909	Exelon Corp.	1,498,778
18,689	FirstEnergy Corp.	724,572
1,724	IDACORP, Inc.	203,277
3,037	National Fuel Gas Co.	228,382
69,346	NextEra Energy, Inc.	4,866,009
15,281	NiSource, Inc.	623,618
6,834	NRG Energy, Inc.	722,422
6,921	OGE Energy Corp.	320,304
72,703	PG&E Corp.	1,187,967
3,887	Pinnacle West Capital Corp.	359,703
25,198	PPL Corp.	887,222
16,987	Public Service Enterprise Group, Inc.	1,378,495
21,492	Sempra	1,538,182
37,041	Southern Co. (The)	3,325,911
1,940	Southwest Gas Holdings, Inc.	145,597
1,576	Talen Energy Corp.*	327,729
7,192	UGI Corp.	245,679
11,380	Vistra Corp.	1,521,051
10,762	WEC Energy Group, Inc.	1,148,198
20,086	Xcel Energy, Inc.	1,448,201

		42,909,502

TOTAL COMMON STOCKS (Cost $515,381,667)		1,854,272,991

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
3,719,118	4.253%	3,719,118
(Cost $3,719,118)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $519,100,785)		1,857,992,109

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
230,758	4.287%	$230,758
(Cost $230,758)

TOTAL INVESTMENTS – 99.9% (Cost $519,331,543)		$1,858,222,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,811,827

NET ASSETS – 100.0%		$1,860,034,694

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 1000 Index	30	03/21/25	$4,897,350	$(35,824)

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Assets and Liabilities February 28, 2025

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $320,366,646 and $514,254,304, respectively)(a)	$457,169,953	$1,847,711,565

Investments in affiliated issuers, at value (cost $1,376,797 and $4,846,481, respectively)	1,376,797	10,280,544

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	5,133,297	230,758

Cash	18,920	226,428

Receivables:

Dividends	710,106	1,849,648

Foreign tax reclaims	322,821	—

Collateral on certain derivative contracts	40,993	297,596

Securities lending income	4,188	6,244

Due from broker	—	34,285

Total assets	464,777,075	1,860,637,068

Liabilities:

Variation margin on futures contracts	23,322	52,278

Payables:

Payable upon return of securities loaned	5,133,297	230,758

Foreign capital gains taxes	531,487	—

Foreign bank overdraft (cost $136,330 and $–, respectively)	138,247	—

Management fees	25,821	58,629

Investments purchased	13,747	260,709

Total liabilities	5,865,921	602,374

Net Assets:

Paid-in capital	328,999,532	514,465,838

Total distributable earnings	129,911,622	1,345,568,856

NET ASSETS	$458,911,154	$1,860,034,694

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	9,985,415	36,107,538

Net asset value per share:	$45.96	$51.51

(a)	Includes loaned securities having a market value of $4,746,283 and $237,144 for MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Operations For the Fiscal Year Ended February 28, 2025

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $462,863 and $1,241, respectively)	$3,972,286	$11,394,069

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	30,934	30,515

Dividends — affiliated issuers	30,367	116,946

Total Investment Income	4,033,587	11,541,530

Expenses:

Management fees	399,307	924,669

Trustee fees	15,123	19,501

Total expenses	414,430	944,170

Less — expense reductions	(1,196)	(2,082)

Net expenses	413,234	942,088

NET INVESTMENT INCOME	3,620,353	10,599,442

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	77,197	(1,379,370)

Investments — affiliated issuers	—	7,395

In-kind redemptions — affiliated issuers	—	160,061

In-kind redemptions — unaffiliated issuers	—	12,650,951

Futures contracts	(23,483)	6,452

Foreign currency transactions	(29,451)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $531,487 and $–, respectively)	(4,192,099)	86,844,228

Investments — affiliated issuers	—	1,047,138

Foreign currency translations	(40,967)	—

Futures contracts	(8,354)	(54,475)

Net realized and unrealized gain (loss)	(4,217,157)	99,282,380

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(596,804)	$109,881,822

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Changes in Net Assets

	MarketBeta® Total International Equity ETF		MarketBeta® U.S. 1000 Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$3,620,353	$11,136,015	$10,599,442	$20,739,166

Net realized gain	24,263	4,644,122	11,445,489	19,399,591

Net change in unrealized gain (loss)	(4,241,420)	55,329,555	87,836,891	328,043,841

Net increase (decrease) in net assets resulting from operations	(596,804)	71,109,692	109,881,822	368,182,598

Distributions to shareholders:

From distributable earnings	(7,039,118)	(10,956,194)	(11,187,488)	(20,687,634)

From share transactions:

Proceeds from sales of shares	–	32,522,179	29,003,308	22,903,561

Cost of shares redeemed	–	(30,970,329)	(15,549,383)	(22,893,168)

Net increase in net assets resulting from share transactions	–	1,551,850	13,453,925	10,393

TOTAL INCREASE (DECREASE)	(7,635,922)	61,705,348	112,148,259	347,505,357

Net Assets:

Beginning of period	$466,547,076	$404,841,728	$1,747,886,435	$1,400,381,078

End of period	$458,911,154	$466,547,076	$1,860,034,694	$1,747,886,435

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Total International Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024	For the Period May 31, 2023* to August 31, 2023

Per Share Operating Performance:
Net asset value, beginning of period	$46.72		$40.75	$39.43

Net investment income(a)	0.37		1.11	0.20

Net realized and unrealized gain (loss)	(0.43)		5.95	1.12

Total from investment operations	(0.06)		7.06	1.32

Distributions to shareholders from net investment income	(0.70)		(1.09)	–

Net asset value, end of period	$45.96		$46.72	$40.75

Market price, end of period	$45.97		$46.91	$41.25

Total Return at Net Asset Value(b)	(0.12)%		17.63%	3.35%

Net assets, end of period (in 000’s)	$458,911		$466,547	$404,842

Ratio of net expenses to average net assets	0.18	%(c)	0.18%	0.18	%(c)

Ratio of net investment income to average net assets	1.65	%(c)	2.59%	1.95	%(c)

Portfolio turnover rate(d)	1%		4%	48%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA® ETFS I I

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period April 5, 2022*
			2024	2023	to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$48.77		$39.08	$34.49	$39.49

Net investment income(a)	0.30		0.58	0.54	0.21

Net realized and unrealized gain (loss)	2.75		9.69	4.69	(5.09	)(b)

Total from investment operations	3.05		10.27	5.23	(4.88)

Distributions to shareholders from net investment income	(0.31)		(0.58)	(0.55)	(0.12)

Distributions to shareholders from net realized gains	–		–	(0.09)	–

Total distributions	(0.31)		(0.58)	(0.64)	(0.12)

Net asset value, end of period	$51.51		$48.77	$39.08	$34.49

Market price, end of period	$51.47		$48.73	$39.09	$34.54

Total Return at Net Asset Value(c)	6.27%		26.50%	15.44%	(12.36)%

Net assets, end of period (in 000’s)	$1,860,035		$1,747,886	$1,400,381	$1,236,018

Ratio of net expenses to average net assets	0.10	%(d)	0.11%	0.11%	0.11	%(d)

Ratio of net investment income to average net assets	1.18	%(d)	1.35%	1.53%	1.47	%(d)

Portfolio turnover rate(e)	1%		2%	7%	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.

(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS I I

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust II (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs MarketBeta® Total International Equity ETF	Diversified

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (“Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

71

GOLDMAN SACHS MARKETBETA® ETFS I I

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2025:

MarketBeta® Total International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$4,601,262	$—	$—
Asia	202,726,448	2,594,216	—
Europe	149,680,829	847,982	—
North America	65,602,077	264,916	—
Oceania	21,656,319	—	—
South America	5,846,848	1,459,788	—
Exchange-Traded Fund	1,889,268	—	—
Investment Company	1,376,797	—	—
Securities Lending Reinvestment Vehicle	5,133,297	—	—

Total	$458,513,145	$5,166,902	$—

Derivative Type

Assets

Futures Contracts(b)	$8,226	$—	$—

MarketBeta® U.S. 1000 Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$1,893,277	$—	$—
Europe	12,620,276	—	—
North America	1,836,394,152	—	—
South America	3,365,286	—	—
Investment Company	3,719,118	—	—

Securities Lending Reinvestment Vehicle	230,758	—	—

Total	$1,858,222,867	$—	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Liabilities

Futures Contracts(b)	$(35,824)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® Total International Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$8,226	Variation margin on futures contracts	$—

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(35,824)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2025 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

MarketBeta® Total International Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(23,483)	$(8,354)

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	6,452	(54,475)

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2025, the relevant values for each derivative type was as follows:

Fund	Average Number of Futures Contracts(a)

MarketBeta® Total International Equity ETF	11

MarketBeta® U.S. 1000 Equity ETF	22

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2025, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee

Fund	First $100 million	Next $400 million	Next $500 million	Over $1 billion	Effective Net Unitary Management Fee*

Goldman Sachs MarketBeta® Total International Equity ETF	0.20%	0.18%	0.12%	0.10%	0.18%

	Contractual Unitary Management Fee

Fund	First $300 million	Next $700 milion	Next $4 billion	Over $5 billion	Effective Net Unitary Management Fee*

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.10%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the affiliated Underlying Fund. For the six months ended February 28, 2025, GSAM waived $1,196 and $2,082 of the Funds’ management fees for the MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Other Transactions with Affiliates — For the six months ended February 28, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following tables provide information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares and Goldman Sachs Group, Inc. as of and for the six months ended February 28, 2025.

MarketBeta® Total International Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 1,284,250	$8,599,540	$(8,506,993)	$–	$–	$1,376,797	1,376,797	$30,367	$–

MarketBeta® U.S. 1000 Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	1,747,019	13,983,272	(12,011,171)	–	–	3,719,118	3,719,118	53,394	–

Goldman Sachs Group, Inc. (The)

	5,513,251	91,198	(257,617)	167,456	1,047,138	6,561,426	10,544	63,552	–

Total	$ 7,260,270	$14,074,470	$(12,268,788)	$167,456	$1,047,138	$10,280,544		$116,946	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

	Goldman Sachs MarketBeta® Total International Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	800,000	$32,522,179

Shares redeemed	—	—	(750,000)	(30,970,329)

NET INCREASE IN SHARES	—	$—	50,000	$1,551,850

	Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	570,000	$29,003,308	530,000	$22,903,561

Shares redeemed	(300,000)	(15,549,383)	(530,000)	(22,893,168)

NET INCREASE IN SHARES	270,000	$13,453,925	—	$10,393

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$6,135,000	$9,325,672

MarketBeta® U.S. 1000 Equity ETF	17,665,147	18,536,423

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

MarketBeta® U.S. 1000 Equity ETF	$27,408,109	$15,376,239

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with

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8. SECURITIES LENDING (continued)

the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2025:

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025

MarketBeta® Total International Equity ETF	$2,375,151	$32,831,860	$(30,073,714)	$5,133,297

MarketBeta® U.S. 1000 Equity ETF	209,945	5,686,000	(5,665,187)	230,758

9. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(3,959,954)	$(2,166,519)

Timing differences — (Post-October Capital Loss Deferral)	(967,962)	(1,311,254)

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

9. TAX INFORMATION (continued)

As of February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Tax Cost	$329,467,277	$523,678,662

Gross unrealized gain	156,927,025	1,348,734,678

Gross unrealized loss	(22,714,255)	(14,190,473)

Net unrealized gain (loss)	$134,212,770	$1,334,544,205

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of partnership investments, passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — For the MarketBeta® Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed

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10. OTHER RISKS (continued)

could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation,

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

10. OTHER RISKS (continued)

rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/ or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results

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12. OTHER MATTERS (continued)

of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. MKTBETAIIETFSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	April 29, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	April 29, 2025